                    As filed with the Securities and Exchange
                         Commission on December 21, 2000
                                                      1933 Act File No. 2-22019
                                                     1940 Act File No. 811-1241

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 75   [x]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 48           [x]

                            EATON VANCE GROWTH TRUST
                            ------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
    ------------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

o immediately upon filing pursuant to   o on (DATE) pursuant to paragraph (a)(1)
  paragraph (b)

x on JANUARY 1, 2001 pursuant to        o 75 days after filing pursuant to
  paragraph (b)                           paragraph (a)(2)

o 60 days after filing pursuant to      o on (date) pursuant to paragraph (a)(2)
  paragraph (a)(1)


If appropriate, check the following box:
o this post effective amendment designates a new effective date for a previously filed post-effective amendment.

     Asian Small Companies Portfolio, Greater China Growth Portfolio, Growth Portfolio, Information Age Portfolio and Worldwide Health Sciences Portfolio
have also  executed  this   Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

{LOGO}          Investing
EATON VANCE       for the
Mutual Funds         21st
                  Century(R)




                             Eaton Vance Asian Small
                                 Companies Fund

         A diversified fund investing in smaller companies based in Asia


                                Prospectus Dated
                                 January 1, 2001



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus
                                        Page                                Page
--------------------------------------------------------------------------------
Fund Summary                            2       Sales Charges                  6
Investment Objective & Principal                Redeeming Shares               8
  Policies and Risks                    4       Shareholder Account
Management and Organization             5         Features                     9
Valuing Shares                          6       Tax Information               10
Purchasing Shares                       6       Financial Highlights          11
--------------------------------------------------------------------------------



 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY


Investment Objective and Principal Strategies. The Fund's investment objective is to seek capital growth. The Fund invests in equity securities of smaller companies located or traded in Asia. The Fund normally will be invested in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. It is anticipated that investments in Hong Kong will represent more than 25% of total assets. The Fund may attempt to hedge foreign currency fluctuations by entering forward currency exchange contracts and options.


The Fund invests primarily in common stocks of Asian small companies. The investment adviser will consider companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks will be sold when they have achieved their perceived value or when a country's stock market is expected to be depressed for an extended period.


The Fund pursues its investment objective by investing its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Securities markets in the Asian region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the Asian region or neighboring regions, as well as currency exchange rates. The extent of economic development, political stability and market depth of different countries in the Asian region varies widely. Certain Asian region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Asian investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in the economies of such countries as the result of any reversals of economic liberalization, political unrest or changes in trading status. In addition to these risks, the securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The value of Fund shares also is sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund has held fewer than 75 stocks; therefore, the Fund's value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. Foreign currency exchange contracts and options involve a risk of loss due to unanticipated changes in exchange rates, as well as the risk of counterparty default.


The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long-term.

Performance Information. The following bar chart and table provide information about the Fund's performance, including a comparison of the Fund's performance to the performance of an index of common stocks traded in developed and emerging markets of the Asia Pacific region. Although past performance is no guarantee of future results, this performance information demonstrates that the value of your investment will change from year-to-year. The following returns are for Class A shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The performance for the period prior to March 1, 1999 (when the Fund commenced operations) is that of the predecessor to Asian Small Companies Portfolio (without adjusting for Class A expenses).

95.53%     -12.24%      -4.05%     10.92%       -6.51%     4.20%       146.13%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The highest quarterly total return for the Predecessor Fund was 45.03% for the quarter ended December 31, 1993, and the lowest quarterly return was -28.73% for the quarter ended December 31, 1997. The Fund's year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was -16.43%.

Average Annual Total Return             One             Five            Life of
as of December 31, 1999                 Year           Years             Fund
--------------------------------------------------------------------------------
Class A Shares                          163.60%         22.26%          24.20%
Class B Shares                          151.51%         21.42%          23.75%
Morgan Stanley Capital International
  All Country Asia Pacific Index         57.86%          0.72%           7.06%

The Predecessor Fund's returns have been adjusted to reflect the maximum sales charge for Class A shares of the Fund (5.75%). Life of Fund returns are calculated from June 30, 1992. The Morgan Stanley Capital International All Country (MSCI AC) Asia Pacific Index is a broad-based index of common stocks traded in developed and emerging markets of the Asia Pacific region. Investors cannot invest directly in an Index. (Source for the MSCI AC Index returns:
Lipper Inc.) The total return achieved in 1999 is unlikely to be repeated.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)               Class A         Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
 (as a percentage of offering price)                    5.75%           None
Maximum Deferred Sales Charge (Load)
 (as a percentage of the lower of net
 asset value at time of purchase or
 time of redemption)                                    None            5.00%
Maximum Sales Charge (Load) Imposed
 on Reinvested Distributions                            None            None
Exchange Fee                                            None            None
Redemption Fee (as a percentage
 of amount redeemed)*                                   1.00%           None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)           Class A         Class B
--------------------------------------------------------------------------------
Management Fees                                         0.75%           0.75%
Distribution and Service (12b-1) Fees                   0.50%           1.00%
Other Expenses                                          5.42%           3.06%
                                                       -------         -------
Total Annual Fund Operating Expenses                    6.67%           4.81%
Expense Reimbursement***                               (3.97%)         (2.04%)
                                                       -------         -------
Total Annual Fund Operating Expenses
 (net reimbursement)                                    2.70%           2.77%

*    For shares redeemed within three months of the settlement of the purchase.
** For the current fiscal year, Eaton Vance will reimburse the Fund pursuant to a contractual reimbursement to the extent Other Expenses exceeds 1.25% of average daily net assets.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                       $832*       $ 1,365    $1,923      $3,432
Class B shares                       $780        $ 1,259    $1,664      $3,099

You would pay the following expenses if you did not redeem your shares:

                                     1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                       $832*       $ 1,365    $1,923      $3,432
Class B shares                       $832        $   859    $1,464      $3,099

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek capital growth. The Fund currently seeks to meet its investment objective by investing in Asian Small Companies Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in equity securities of Asian small companies. Asian small companies (a) have a market capitalization equivalent to less than $600 million and (b) are located in or have securities which are principally traded in an Asian region country. The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with market capitalization that grows over the $600 million level. While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong will represent more than 25% of total assets. As an alternative to investing directly in Asian small companies, the Portfolio may invest in depositary receipts and similar investments.

Securities  of smaller,  less  seasoned  companies,  which may  include  legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, restrictions or transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

More than 25% of the Portfolio's total assets may be denominated in any single currency. At times, the portfolio manager may (but is not obligated to) use forward currency exchange contracts and options to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow the Portfolio to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to the Portfolio.

Economies of countries in the Asian region differ from the U.S. economy in various ways such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian region are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of Portfolio investments. Political control of Hong Kong was transferred to China in mid-1997, and the success of "one country - two systems" will affect investments in Hong Kong and elsewhere.

Investments in Asian countries can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in Asian countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

Settlement of securities transactions in many Asian countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.


The Portfolio may borrow amounts up to 25% of its net assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. For temporary investment purposes (such as during abnormal market or economic conditions), the Portfolio may invest some or all of its total assets in cash or cash equivalents, which may be inconsistent with the fund's investment objective. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.


MANAGEMENT AND ORGANIZATION


Management. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2000, the Portfolio paid advisory fees of 0.75% of its average daily net assets.


Zaheer Sitabkhan is the portfolio manager of the Portfolio (since August 31, 1999). Mr. Sitabkhan joined Lloyd George in March 1995 and currently serves as a Director. Prior to 1995 he was Director of Business Development at Quality Sciences Inc., a Cleveland-based software company.


Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $2.0 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio of 1/48 of 1% (equal to 0.25% annually) of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2000, absent a full fee waiver, Eaton Vance would have earned management fees of 0.25% of the Fund's average daily net assets. For the same period, Eaton Vance earned administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.


The investment adviser, Eaton Vance and the Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held by the Portfolio) subject to certain reporting requirements and other procedures.


Organization. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES


The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES


You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:


                                         Sales Charge             Sales Charge         Dealer Commission
                                       as Percentage of       as Percentage of Net    as a Percentage of
Amount of Purchase                      Offering Price          Amount Invested         Offering Price
---------------------------------------------------------------------------------------------------------
Less than $50,000                            5.75%                 6.10%                   5.00%
$50,000 but less than $100,000               4.75%                 4.99%                   4.00%
$100,000 but less than $250,000              3.75%                 3.90%                   3.00%
$250,000 but less than $500,000              3.00%                 3.09%                   2.50%
$500,000 but less than $1,000,000            2.00%                 2.04%                   1.75%
$1,000,000 or more                           0.00*                 0.00*                   See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase                                           CDSC
--------------------------------------------------------------------------------
First or Second                                                               5%
Third                                                                         4%
Fourth                                                                        3%
Fifth                                                                         2%
Sixth                                                                         1%
Seventh or following                                                          0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.


CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).


If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Class B shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually, in the case of Class A shares only on shares outstanding for one year. The principal underwriter pays commissions to investment dealers on sales of Class B shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 4% of the purchase price of the shares. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

Class B distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, Class B uncovered distribution charges have not been fully covered.

REDEEMING SHARES


You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $50,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.


  Through an
  Investment
  Dealer Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

Redemptions or exchanges of Class A shares made within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.


If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

 *Full
  Reinvest
  Option Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.

 *Partial
  Reinvest
  Option Dividends are paid in cash and capital gains are reinvested in additional shares.

 *Cash
  Option       Dividends  and capital gains are paid in cash.

 *Exchange
  Option Dividends and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

* Annual and Semi-Annual Reports, containing performance information and financial statements.
* Periodic account statements, showing recent activity and total share balance.
*    Form 1099 and tax information needed to prepare your income tax returns.
*    Proxy materials, in the event a shareholder vote is required.
*    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

Tax-Sheltered Retirement Plans. Class A shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION


The Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations. The Fund's distributions will be taxable whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then may receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                                        Year Ended August 31,
                                                                        -------------------------------------------------
                                                                                2000                    1999
                                                                        -------------------------------------------------
                                                                        Class A         Class B(1)      Class A(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of Year                                     $15.840         $11.700         $10.000
                                                                        --------        --------        --------
Income (loss) from operations
Net investment income (loss)                                            $(0.322)        $(0.345)        $0.046
Net realized and unrealized gain                                          8.660           4.715          5.794
                                                                        --------        --------        --------
Total income from operations                                            $ 8.338         $ 4.370         $ 5.840
                                                                        --------        --------        --------
Less distributions
From net investment income                                              $(0.044)             --              --
In excess of net investment income                                       (0.004)             --              --
                                                                        --------        --------        --------
Total distributions                                                     $(0.048)             --              --
                                                                        --------        --------        --------
Net asset value - End of year                                           $24.130         $16.070         $15.840
                                                                        ========        ========        ========
Total return(2)                                                           52.65%          37.35%          58.40%

Ratios/Supplemental Data+
Net assets, end of yar (000's omitted)                                  $ 1,723             $47            $474
Ratios (as a percentage of average daily net assets):
  Net expenses(3)                                                          2.70%           2.77%(4)         1.40%(4)
  Net expenses after custodian fee reduction(3)                            2.49%           2.56%(4)         1.40%(4)
  Net investment income (loss)                                            (1.66)%         (1.59)%(4)        2.69%(4)
Portfolio turnover of the Portfolio                                         112%            112%             105%

+ The operating expenses of the Fund reflect a reduction of the management fee as well as an allocation of expenses to the Distributor. Had such action not been taken, the ratios and investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
 Expenses(3)                                                               6.67%           4.81%(4)         8.23%(4)
 Expenses after custodian fee reduction(3)                                 6.46%           4.60%(4)         8.23%(4)
 Net investment income                                                    (5.63)%         (3.63)%(4)       (4.13)%(4)
Net investment income per share                                         $(1.092)        $(0.788)         $(0.071)

(1) For Class A, for the period from the start of business, March 1, 1999 to August 31, 1999 and for Class B, for the period from the commencement of the offering of Class B shares, October 8, 1999 to August 31, 1999.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of its Portfolio's allocated expenses.
(4)  Annualized.

{LOGO}          Investing
EATON VANCE       for the
Mutual Funds         21st
                  Century(R)





More Information
--------------------------------------------------------------------------------


     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.


     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------


                                   PFPC, Inc.
                                  P.O. Box 9653
                           Providence, RI 02904-9653
                                 1-800-262-1122



The Fund's SEC File No. is 811-1241                                          ACP

{LOGO}          Investing
EATON VANCE       for the
Mutual Funds         21st
                  Century(R)





                                   Eaton Vance
                           Greater China Growth Fund

                A diversified fund investing in the China Region


                                Prospectus Dated
                                 January 1, 2001



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus
                                        Page                                Page
--------------------------------------------------------------------------------
Fund Summary                            2       Sales Charges                  6
Investment Objective & Principal                Redeeming Shares               8
  Policies and Risks                    4       Shareholder Account
Management and Organization             5         Features                     9
Valuing Shares                          5       Tax Information               10
Purchasing Shares                       6       Financial Highlights          11
--------------------------------------------------------------------------------



 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY


Investment Objective and Principal Strategies. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Portfolio normally will be invested primarily or exclusively in the securities markets of countries in the China region, including Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines.

The investment adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations. The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, but ordinarily will only do so in Hong Kong. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts.

The Fund pursues its investment objective by investing its assets in a separate registered investment company with the same objective and policies as the Fund.


Principal Risk Factors. Securities markets in the China region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the China region or neighboring regions, as well as currency exchange rates. The extent of economic development, political stability and market depth of different countries in the China region varies widely. Certain China region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Greater China investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in China's economy as the result of any reversals of economic liberalization, political unrest or changes in China's trading status.

The value of Fund shares also is sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies. Foreign currency exchange contracts involve a risk of loss due to unanticipated changes in exchange rates, as well as the risk of counterparty default.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long-term.

Performance Information. The following bar chart and table provide information about the Fund's performance including a comparison of the Fund's performance to the performance of an index of stocks in developed and emerging markets which are open to foreign investment in the Far East (excluding Japan). Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar quarter through December 31, 1999 and do not reflect sales charges. If the sales charge was reflected, returns would be lower.

80.75%     -20.89%      3.53%      15.85%      -24.86%    -21.93%       60.47%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The highest quarterly total return for Class A was 39.15% for the quarter ended December 31, 1993, and the lowest quarterly return was -33.39% for the quarter ended December 31, 1997. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was -10.02%.

Average Annual Total Return                     One          Five        Life of
as of December 31, 1999                         Year         Years        Fund
--------------------------------------------------------------------------------
Class A Shares                                  51.23%       1.25%        5.73%
Class B Shares                                  54.72%       1.56%        6.29%
Class C Shares                                  58.48%       1.65%        5.97%
Morgan Stanley Capital International
  All Country Far East Free ex-Japan Index      59.40%      -1.26%        4.89%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to June 7, 1993 and December 28, 1993, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). Class A shares performance is for the period beginning October 28, 1992. Life of Fund returns are calculated from October 31, 1992. The Morgan Stanley Capital International All Country (MSCI AC) Far East Free ex-Japan Index is an unmanaged index of stocks in developed and emerging markets which are open to foreign investment in the Far East (excluding Japan). Investors cannot invest directly in an Index. (Source for the MSCI AC Index returns: Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)       Class A     Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a
 percentage of offering price)                  5.75%       None          None
Maximum Deferred Sales Charge (Load)
 (as a percentage of the lower of net
 asset value at time of purchase or
 time of redemption)                            None        5.00%         1.00%
Maximum Sales Charge (Load) Imposed
 on Reinvested Distributions                    None        None          None
Exchange Fee                                    None        None          None
Redemption Fee (as a percentage of
 amount redeemed)*                              1.00%       None          None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)   Class A     Class B      Class C
--------------------------------------------------------------------------------
Management Fees                                 0.75%       0.75%         0.75%
Distribution and Service (12b-1) Fees           0.50%       1.00%         1.00%
Other Expenses                                  1.05%       1.05%         1.05%
                                                -----       -----         -----
Total Annual Fund Operating Expenses            2.30%       2.80%         2.80%

*    For shares redeemed within three months of the settlement of the purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                        $  795*    $ 1,252    $ 1,734    $ 3,059
Class B shares                        $  783     $ 1,268    $ 1,679    $ 3,128
Class C shares                        $  383     $   868    $ 1,479    $ 3,128

You would pay the following expenses if you did not redeem your shares:

                                      1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                        $  795*    $ 1,252    $ 1,734    $ 3,059
Class B shares                        $  283     $   868    $ 1,479    $ 3,128
Class C shares                        $  283     $   868    $ 1,479    $ 3,128

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Greater China Growth Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

The Portfolio invests in a carefully selected and continuously managed portfolio consisting primarily of common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of China. China growth companies (a) are located in or have securities that are principally traded in a China region country, (b)(i) have at least 50% of their assets in one or more China region countries or (ii) derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China region countries, and (c)(i) have at least 35% of their assets in China or (ii) derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within China or (iii) have manufacturing or other operations in China that are significant to such companies. Securities of China growth companies are typically listed on stock exchanges or traded in the over-the-counter markets in countries in the China region. The principal offices of these companies, however, may be located outside these countries. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of China growth companies. The Portfolio will not invest more than 10% of its total assets in the securities of issuers in any country outside the China region. As an alternative to investing directly in China growth company securities, the Portfolio may invest in depository receipts and similar investments.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.

More than 25% of the Portfolio's total assets may be denominated in any single currency. At times, the portfolio manager may (but is not obligated to) use forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow the Portfolio to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to the Portfolio.

Economies of countries in the China region differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of Portfolio investments. Political control of Hong Kong was transferred to China in mid-1997, and the success of "one country - two systems" will affect investments in Hong Kong and elsewhere. China's governmental actions can have a significant effect on the economic conditions in the China region, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The Portfolio may borrow amounts up to 10% of its total assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. For temporary defensive purposes (such as during abnormal market or economic conditions), the Portfolio may invest some or all of its total assets in cash and cash equivalents. While temporarily invested, the Portfolio may not achieve its investment objective.

MANAGEMENT AND ORGANIZATION


Management. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2000, the Portfolio paid advisory fees of 0.75% of its average daily net assets.


Adaline Mang-Yee Ko is the portfolio manager of the Portfolio (since June, 1996). She is a Director of Lloyd George. Prior to joining Lloyd George in 1995, she was a Director of Fleming Investment Management Ltd.


Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage 2.0 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio of 1/48 of 1% (equal to 0.25% annually) of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2000, Eaton Vance earned management fees of 0.25% of the Fund's average daily net assets and administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.


The investment adviser, Eaton Vance and the Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held by the Portfolio) subject to certain reporting requirements and other procedures.


Organization. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.


VALUING SHARES


The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES


You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                         Sales Charge             Sales Charge                 Dealer Commission
                                       as Percentage of       as Percentage of Net            as a Percentage of
Amount of Purchase                      Offering Price          Amount Invested                 Offering Price
----------------------------------------------------------------------------------------------------------------
Less than $50,000                          5.75%                    6.10%                          5.00%
$50,000 but less than $100,000             4.75%                    4.99%                          4.00%
$100,000 but less than $250,000            3.75%                    3.90%                          3.00%
$250,000 but less than $500,000            3.00%                    3.09%                          2.50%
$500,000 but less than $1,000,000          2.00%                    2.04%                          1.75%
$1,000,000 or more                         0.00*                    0.00*                          See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase                                           CDSC
--------------------------------------------------------------------------------
First or Second                                                              5%
Third                                                                        4%
Fourth                                                                       3%
Fifth                                                                        2%
Sixth                                                                        1%
Seventh or following                                                         0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.


CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).


If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually, in the case of Class A shares only on shares outstanding for one year. The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 4% of the purchase price of the shares. The principal underwriter compensates investment dealers who sell Class C shares as a rate of 1.00% of the purchase price of the shares, consisting of 0.75% of sales commission and 0.25% of service fee (for the first year's service). After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B or Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES


You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $50,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.


  Through an
  Investment
  Dealer Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

Redemptions or exchanges of Class A shares made within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.


If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

* Full Reinvest Option Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
* Partial Reinvest Option Dividends are paid in cash and capital gains are reinvested in additional shares.
*    Cash Option Dividends and capital gains are paid in cash.
* Exchange Option Dividends and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

* Annual and Semi-Annual Reports, containing performance information and financial statements.
* Periodic account statements, showing recent activity and total share balance.
*    Form 1099 and tax information needed to prepare your income tax returns.
*    Proxy materials, in the event a shareholder vote is required.
*    Special notices about significant events affecting your Fund.


Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


Tax-Sheltered Retirement Plans. Class A and Class C are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.


"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION


The Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term gains. The Fund expects its distributions will consist primarily of capital gains. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations. The Fund's distributions will be taxable whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then may receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The Fund began offering three classes of shares on September 1, 1997. Prior to that date, the Fund offered only Class B shares and Class A and Class C existed as separate funds.

                                                                   YEAR ENDED AUGUST 31,
                        ------------------------------------------------------------------------------------------------------------
                                   2000(1)                         1999(1)                          1998(1)
                        ---------------------------------------------------------------------------------------------------
                         CLASS A    CLASS B    CLASS C   CLASS A    CLASS B    CLASS C    CLASS A     CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year     $11.400    $10.260    $ 6.980    $ 6.860   $ 6.200    $ 4.220    $ 17.710    $16.130    $10.970
                        -------    -------    -------    -------   -------    -------    --------    -------    -------
  Income (loss) from
  operations
  Net investment
  income (loss)         $(0.069)   $(0.120)   $(0.083)   $ 0.012   $(0.049)   $(0.039)   $  0.013    $(0.041)   $(0.025)
  Net realized and
  unrealized gain
  (loss)                  2.859      2.570      1.743      4.528     4.109      2.799     (10.863)    (9.889)    (6.725)
                        -------    -------    -------    -------   -------    -------    --------    -------    -------
  Total income (loss)
  from operations       $ 2.790    $ 2.450    $ 1.660    $ 4.540   $ 4.060    $ 2.760    $(10.850)   $(9.930)   $(6.750)
                        -------    -------    -------    -------   -------    -------    --------    -------    -------
  Less distributions
  In excess of net
  investment income     $    --    $    --    $    --    $    --   $    --    $    --    $     --    $    --    $    --
  In excess of net
  realized gain on
  investments           $    --    $    --    $    --         --        --         --          --         --         --
                        -------    -------    -------    -------   -------    -------    --------    -------    -------
  Total distributions   $    --    $    --    $    --    $    --   $    --    $    --    $     --    $    --    $    --
                        -------    -------    -------    -------   -------    -------    --------    -------    -------
  Net asset value -
  End of year           $14.190    $12.710    $ 8.640    $11.400   $10.260    $ 6.980    $  6.860    $ 6.200    $ 4.220
                        =======    =======    =======    =======   =======    =======    ========    =======    =======
  Total return
  (2)                     24.47%     23.88%     23.78%     66.18%    65.48%     65.40%     (61.26)%   (61.56)%   (61.53)%
  Ratios/Supplemental
  Data
  Net assets, end of
  year (000's omitted)  $66,428    $90,742    $ 8,851    $65,299   $92,860    $ 8,158    $ 56,277    $75,635    $ 6,449
  Ratios (as a
  percentage of
  average daily net
  assets):
   Expenses
    (3)(4)                 2.30%      2.77%      2.80%      2.33%     2.83%      2.83%       2.27%      2.78%      2.79%
   Expenses after
    custodian fee
    reduction
    (3)                    2.08%      2.55%      2.58%      2.14%     2.64%      2.64%       2.15%      2.66%      2.67%
   Net investment
    income (loss)         (0.51)%    (0.97)%    (0.99)%     0.13%    (0.59)%    (0.69)%      0.11%     (0.40)%    (0.36)%
  Portfolio Turnover
  of the Portfolio           34%        34%        34%        57%       57%        57%         42%        42%        42%
                           1997         1996
                        ------------------------
                         CLASS B      CLASS B
------------------------------------------------
  Net asset value -
  Beginning of year     $ 12.450     $ 11.890
                        --------     --------
  Income (loss) from
  operations
  Net investment        $ (0.181)    $ (0.087)
  income (loss)
  Net realized and
  unrealized gain
  (loss)                   3.921        0.647
                        --------     --------
  Total income (loss)
  from operations       $  3.740     $  0.560
                        --------     --------
  Less distributions
  In excess of net      $ (0.060)    $     --
  investment income
  In excess of net
  realized gain on
  investments                 --           --
                        --------     --------
  Total distributions   $ (0.060)    $     --
                        --------     --------
  Net asset value -
  End of year           $ 16.130     $ 12.450
                        ========     ========
  Total return             30.15%        4.71%
  (2)
  Ratios/Supplemental
  Data
  Net assets, end of    $296,586     $284,575
  year (000's omitted)
  Ratios (as a
  percentage of
  average daily net
  assets):
   Expenses                 2.66%        2.63%
    (3)(4)
   Expenses after           2.63%        2.57%
    custodian fee
    reduction
    (3)
   Net investment          (0.75)%      (0.51)%
    income (loss)
  Portfolio Turnover          48%          42%
  of the Portfolio


(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  The  expense  ratios  for the  year  ended  August  31,  1996  and  periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended August 31, 1995 has not been adjusted to reflect this change.

{LOGO}          Investing
EATON VANCE       for the
Mutual Funds         21st
                  Century(R)







More Information
--------------------------------------------------------------------------------


     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------

                                   PFPC, Inc.
                                  P.O. Box 9653
                           Providence, RI 02904-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-1241                                          CGP

LOGO
Investing
for the
21st Century(R)





                             EATON VANCE GROWTH FUND




           A diversified fund for investors seeking growth of capital


                                Prospectus Dated
                                 January 1, 2001



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




Information in this prospectus
                                           Page                           Page
-------------------------------------------------------------------------------

Fund Summary                                2      Sales Charges           6
Investment Objective & Principal Policies          Redeeming Shares        7
  and Risks                                 4
Management and Organization                 4      Shareholder Account
                                                    Features               8
Valuing Shares                              5      Tax Information         9
Purchasing Shares                           5      Financial Highlights   10
-------------------------------------------------------------------------------




            This prospectus contains important information about the
             Fund and the services available to shareholders. Please
                             save it for reference.

FUND SUMMARY


INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to achieve capital growth. A secondary consideration is investment income. The Fund invests primarily in common stocks of U.S. growth companies. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its net assets in foreign companies. The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad.


The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based index of domestic common stocks. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

-5.46%  39.66%  5.23%  -2.51%  -4.41%  29.23%  18.24%  28.53%  18.31%  4.49%
 1990    1991   1992    1993    1994    1995    1996    1997    1998   1999

The highest quarterly total return for Class A was 16.91% for the quarter ended June 30, 1997, and the lowest quarterly return was -15.95% for the quarter ended September 30, 1990. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 0.49%.

                                                       One       Five       Ten
 Average Annual Total Return as of December 31, 1999  Year      Years      Years
-------------------------------------------------------------------------------
 Class A Shares                                      -1.51%    18.01%     11.47%
 Class B Shares                                      -1.37%    17.96%     11.66%
 Class C Shares                                       2.54%    16.79%     11.06%
 Standard & Poor's 500 Index                         21.03%    28.54%     18.19%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the periods prior to September 13, 1994 and November 7, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). The Standard & Poor's 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for Standard & Poor's 500
Index: Lipper Inc.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


 Shareholder Fees
 (fees paid directly from your               Class A  Class B  Class C
 investment)
-------------------------------------------------------------------------------

 Maximum Sales Charge (Load) (as a
  percentage of offering price)              5.75%    None     None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of the lower of net
  asset value at time of purchase or
  redemption)                                None     5.00%    1.00%
 Maximum Sales Charge (Load)Imposed on
  Reinvested Distributions                   None     None     None
 Exchange Fee                                None     None     None


 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)    Class A     Class B   Class C
--------------------------------------------------------------------------------

 Management Fees                                   0.625%     0.625%    0.625%
 Distribution and Service (12b-1) Fees             0.000%     1.000%    1.000%
 Other Expenses*                                   0.475%     0.325%    0.325%
                                                   -----      -----     -----
 Total Annual Fund Operating Expenses              1.100%     1.950%    1.950%


* Other Expenses for Class A includes a service fee of 0.15% (resulting from the imposition of a 0.25% service fee on assets acquired since July, 1989).

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------
  Class A shares                       $  681    $   905    $ 1,146      $ 1,838
  Class B shares                       $  698    $ 1,012    $ 1,252      $ 2,275
  Class C shares                       $  298    $   612    $ 1,052      $ 2,275

You would pay the following expenses if you did not redeem your shares:

                                       1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------
  Class A shares                       $  681    $   905    $ 1,146      $ 1,838
  Class B shares                       $  198    $   612    $ 1,052      $ 2,275
  Class C shares                       $  198    $   612    $ 1,052      $ 2,275

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to achieve capital growth. A secondary consideration is investment income. The Fund currently seeks to meet its investment objective by investing in Growth Portfolio (the "Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. The Fund's investment objective may not be changed without shareholder approval. The Fund's policies may be changed by the Trustees without shareholder approval.


The Portfolio invests in a carefully selected and continuously managed portfolio consisting primarily of common stocks of U.S. companies that are expected to grow at a rate that exceeds that of the overall U.S. economy. The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making investment decisions, the portfolio manager may draw upon the information provided by, and the expertise of, the investment adviser's research staff. Management of the Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Portfolio and, secondarily, long-term dividend prospects). Many of these considerations are subjective. The Portfolio normally invests in a variety of industries, which may reduce risk.

The Portfolio may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to the Portfolio's 25% limitation on investing in foreign securities.

The annual portfolio turnover rate may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.


MANAGEMENT AND ORGANIZATION


MANAGEMENT. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to and including $300 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $300 million. For the fiscal year ended August 31, 2000, the Portfolio paid BMR advisory fees equivalent to 0.625% of its average daily net assets.

Arieh Coll is the portfolio manager of the Portfolio (since January, 2000). He also manages other Eaton Vance portfolios, has been an employee of Eaton Vance and BMR since January, 2000, and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst.

ADMINISTRATION. Eaton Vance serves as the administrator of the Fund. In this capacity, Eaton Vance administers the affairs of the Fund and provides certain office facilities. Eaton Vance does not currently receive a fee for serving as administrator.


ORGANIZATION. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES


The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:



                                       Sales Charge                Sales Charge             Sales Charge
                                     as Percentage of            as Percentage of Net   as a Percentage of
 Amount of Purchase                   Offering Price              Amount Invested         Offering Price
---------------------------------------------------------------------------------------------------------------

 Less than $50,000                      5.75%                         6.10%                  5.00%
 $50,000 but less than $100,000         4.75%                         4.99%                  4.00%
 $100,000 but less than $250,000        3.75%                         3.90%                  3.00%
 $250,000 but less than $500,000        3.00%                         3.09%                  2.50%
 $500,000 but less than $1,000,000      2.00%                         2.04%                  1.75%
 $1,000,000 or more                     0.00*                         0.00*                See Below

*No sales charge is  payable  at the time of  purchase  on  investments  of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.


The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.


CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


 Year of Redemption After Purchase      CDSC
------------------------------------------------
 First or Second                         5%
 Third                                   4%
 Fourth                                  3%
 Fifth                                   2%
 Sixth                                   1%
 Seventh or following                    0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


REDUCING OR ELIMINATING  SALES CHARGES.  Front-end sales charges on purchases of
Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).


If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually (for Class A, only on assets acquired since July, 1989). The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 4% of the purchase price of the shares. The principal underwriter compensates investment dealers who sell Class C shares at a rate of 1.00% of the purchase price of the shares, consisting of 0.75% of sales commission and 0.25% of service fees (for the first year's service). After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.


REDEEMING SHARES

You can redeem shares in any of the following ways:
  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.


  By Telephone      You can redeem up to $50,000 b y calling the transfer  agent at  1-800-262-1122  on Monday through  Friday,  9:00 a.m. to
                    4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed  only to the account  address.  Shares held by corporations,  trusts or certain  other  entities and shares
                    that  are  subject  to  fiduciary   arrangements  cannot  be
                    redeemed by telephone.


  Through an
  Investment Dealer Your investment  dealer is responsible for  transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

 .Full Reinvest
 Option Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.

 .Partial Reinvest
 Option Dividends are paid in cash and capital gains are reinvested in additional shares.

 .Cash Option       Dividends and capital gains are paid in cash.

 .Exchange Option   Dividends  and/or capital gains are reinvested in additional shares of another  Eaton  Vance fund  chosen by you.  Before selecting  this option,  you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

INFORMATION FROM THE FUND.  From time to time, you may be mailed the following:

  .Annual and Semi-Annual Reports, containing performance information and financial statements.

  .Periodic account statements, showing recent activity and total share balance.

  .Form 1099 and tax information needed to prepare your income tax returns.

  .Proxy materials, in the event a shareholder vote is required.

  .Special notices about significant events affecting your Fund.


WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.


EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.



"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund intends to pay dividends semi-annually and to distribute any net realized capital gains annually. A portion of the Fund's distributions may be eligible for the corporate dividends-received deduction. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. Distributions are expected to be taxable primarily as long-term capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The Fund began offering three Classes of shares on September 1, 1997. Prior to that date, the Fund offered only Class A shares and Class B and Class C existed as separate funds.

                                                                   YEAR ENDED AUGUST 31,
                        ------------------------------------------------------------------------------------------------------------
                                   2000(1)                           1999                             1998
                        ----------------------------------------------------------------------------------------------------
                         CLASS A     CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year     $ $9.950    $17.330    $15.330    $ 10.320   $16.490    $14.840    $ 10.360   $16.560    $14.940
                        --------    -------    -------    --------   -------    -------    --------   -------    -------
  Income (loss) from
  operations
  Net investment
  income (loss)         $ (0.020)   $(0.180)   $(0.159)   $  0.008   $(0.135)   $(0.109)   $  0.044   $(0.079)   $(0.079)
  Net realized and
  unrealized gain          0.771      1.331      1.170       2.153     3.467      3.091       0.111     0.204      0.174
                        --------    -------    -------    --------   -------    -------    --------   -------    -------
  Total income from
  operations            $  0.751    $ 1.151    $ 1.011    $  2.161   $ 3.332    $ 2.982    $  0.155   $ 0.125    $ 0.095
                        --------    -------    -------    --------   -------    -------    --------   -------    -------
  Less distributions
  From net investment
  income                $     --    $    --    $    --    $ (0.039)  $    --    $    --    $     --   $    --    $    --
  In excess of net
  investment income           --         --         --          --        --         --          --        --         --
  From net realized
  gain                    (0.341)    (0.341)    (0.341)     (2.492)   (2.492)    (2.492)     (0.195)   (0.195)    (0.195)
  In excess of net
  realized gain               --         --         --          --        --         --          --        --         --
  From paid-in capital        --         --         --          --        --         --          --        --         --
                        --------    -------    -------    --------   -------    -------    --------   -------    -------
  Total distributions   $ (0.341)   $(0.341)   $(0.341)   $ (2.531)  $(2.492)   $(2.492)   $ (0.195)  $(0.195)   $(0.195)
                        --------    -------    -------    --------   -------    -------    --------   -------    -------
  Net asset value -
  End of year           $ 10.360    $18.140    $16.000    $  9.950   $17.330    $15.330    $ 10.320   $16.490    $14.840
                        --------    -------    -------    --------   -------    -------    --------   -------    -------
  Total return 2)          7.74%      6.74%      6.70%      21.14%    20.28%     20.16%       1.45%     0.72%      0.60%
  Ratios/Supplemental
  Data
  Net assets, end of
  year (000's omitted)  $164,388    $16,178    $ 2,774    $171,752   $18,553    $ 3,244    $159,602   $17,359    $ 2,316
  Ratios (as a
  percentage of
  average daily net
  assets):
   Operating expenses(3)    1.09%      1.94%      1.94%       1.03%     1.85%      1.91%       1.08%     1.93%      1.94%
   Interest expense(3)      0.01%      0.01%      0.01%         --        --         --          --        --         --
   Net investment
    income (loss)          (0.21)%    (1.05)%    (1.05)%      0.09%    (0.74)%    (0.80)%      0.37%    (0.48)%    (0.51)%
  Portfolio Turnover
  of the Portfolio           274%       274%       274%         34%       34%        34%         55%       55%        55%

                          1997        1996
                        ----------------------
                         CLASS A     CLASS A
----------------------------------------------
  Net asset value -
  Beginning of year     $  9.240    $  8.330
                        --------    --------
  Income (loss) from
  operations
  Net investment        $  0.020    $  0.043
  income (loss)
  Net realized and
  unrealized gain          2.845       1.202
                        --------    --------
  Total income from
  operations            $  2.865    $  1.245
                        --------    --------
  Less distributions
  From net investment   $ (0.019)   $ (0.035)
  income
  In excess of net        (0.018)         --
  investment income
  From net realized       (0.890)     (0.300)
  gain
  In excess of net        (0.762)         --
  realized gain
  From paid-in capital    (0.056)         --
                        --------    --------
  Total distributions   $ (1.745)   $ (0.335)
                        --------    --------
  Net asset value -
  End of year           $ 10.360    $  9.240
                        --------    --------
  Total return (2)        33.01%      15.38%
  Ratios/Supplemental
  Data
  Net assets, end of    $165,676    $138,252
  year (000's omitted)
  Ratios (as a
  percentage of
  average daily net
  assets):
   Operating expenses(3)    1.01%       0.98%
   Interest expense(3)        --          --
   Net investment           0.19%       0.48%
    income (loss)
  Portfolio Turnover          28%         62%
  of the Portfolio


 (1) Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3) Includes the Fund's share of the Portfolio's allocated expenses.

  LOGO
  Investing
  for the
  21st Century(R)



MORE INFORMATION
--------------------------------------------------------------------------------


     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------
                                   PFPC, Inc.
                                  P.O. Box 9653
                                 Providence, RI 02904-9653
                                 1-800-262-1122



The Fund's SEC File No. is 811-1241.                              GFP

LOGO
        INVESTING
        FOR THE
        21ST
        CENTURY(R)









                              EATON VANCE WORLDWIDE
                              HEALTH SCIENCES FUND

            A diversified global growth fund concentrating in health
                               sciences companies

                                   EATON VANCE
                              INFORMATION AGE FUND

               A diversified global growth fund of information age
                                    companies

                                Prospectus Dated

                                 January 1, 2001


 The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete.
  Any representation to the contrary is a criminal offense.




Information in this prospectus
                                      Page                              Page
-------------------------------------------------------------------------------
Fund Summaries                          2       Sales Charges            8
Investment Objectives & Principal               Redeeming Shares         10
Policies and Risks                      5
Management and Organization             6       Shareholder Account      10
                                                Features
Valuing Shares                          7       Tax Information          11

Purchasing Shares                       8       Financial Highlights     13

-------------------------------------------------------------------------------



            This prospectus contains important information about the
                Funds and the services available to shareholders.
                          Please save it for reference.

Fund Summaries

This section summarizes the investment objectives, and principal strategies and risks of investing in each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.


Investment Objectives and Principal Strategies


Eaton Vance Worldwide Health Sciences Fund. The Health Sciences Fund's investment objective is to seek long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests primarily in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. The Fund invests in companies with a broad range of market capitalizations, including small companies. The Fund invests in foreign securities and will normally be invested in issuers located in at least three different countries. In managing the portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. The Health Sciences Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry, so the Fund could be affected by any event that adversely affects that industry.


Eaton Vance Information Age Fund. The Information Age Fund's investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of information age companies expected to grow in value. Approximately 40% to 60% of total assets is managed by Lloyd George Investment Management (Bermuda) Limited, which invests in foreign securities, including securities issued by companies in emerging markets. The balance of the Fund's total assets is managed by Boston Management and Research, which invests in domestic and Canadian securities. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. Because of the dynamic nature of many portfolio companies, trading may be more frequent than for mutual funds focusing only on established companies located in only one country. The Fund does not concentrate (that is, invest 25% or more of its assets) in any one industry.



Each Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.


Principal Risk Factors


The value of each Fund's shares is sensitive to stock market volatility. Moreover, the stock in which the Funds invest may be more volatile than the stock market as a whole. If there is a decline in the value of exchange-listed stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because both Funds can invest a significant portion of assets in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less-developed countries, these risks can be significant. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.


The Health Sciences Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry, so the Fund will likely be affected by events that adversely affect that sector. The Health Sciences Fund has historically held fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of Health Sciences Fund shares can also be impacted by regulatory activities that affect health sciences companies. For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits.


The  Information   Age  Fund  is  subject  to  factors  that  adversely   affect
information-related industries, such as deregulation of certain of these industries and product obsolescence due to technological advancements, and increased competition from competitors.


Neither Fund is a complete investment program and you may lose money by investing. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                   Eaton Vance Worldwide Health Sciences Fund


Performance Information. The following bar chart and table provide information about Health Sciences Fund's performance, including a comparison of the Fund's performance to the performance of domestic and foreign stock indices. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 1999 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.

 5.41%  42.22%  2.26%   26.41%  -6.42%  61.21%  18.39%  10.49%  23.45%  23.92%


 1990    1991   1992    1993     1994    1995    1996    1997    1998    1999


The highest quarterly total return for Class A was 27.16% for the quarter ended December 31, 1998, and the lowest quarterly return was -16.76% for the quarter ended September 30, 1990. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 86.37%

                                                                                 One           Five             Ten
 Average Annual Total Return as of December 31, 1999                            Year           Years           Years
-------------------------------------------------------------------------------------------------------------------------
 Class A Shares                                                                16.78%         24.91%          18.62%
 Class B Shares                                                                18.05%         25.83%          19.13%
 Class C Shares                                                                21.90%         26.13%          19.20%
 Standard & Poor's 500 Index                                                   21.03%         28.54%          18.19%
 Morgan Stanley Capital International Europe, Australasia & Far East Index     27.30%         13.15%           7.33%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to September 23, 1996 and January 1, 1998, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). The Standard & Poor's 500 Index is an unmanaged index of common stocks trading in the U.S. The MSCI EAFE Index is an unmanaged index of foreign stocks. Investors cannot invest directly in an Index. (Source: Lipper Inc.) The Fund's performance is compared to the performance of a domestic and a foreign index because it invests in domestic and foreign securities.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold share.



 Shareholder Fees
 (fees paid directly from your            Class A  Class B  Class C
 investment)
-------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a
 percentage of offering price)             5.75%     None     None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of the lower of net
 asset value at time of purchase or time
 of redemption)                             None    5.00%    1.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                   None     None     None
 Redemption Fee (as a percentage of
 amount redeemed)*                         1.00%     None     None
 Exchange Fee                               None     None     None




 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)   Class A   Class B    Class C
-------------------------------------------------------------------------------
 Management Fees                                  1.28%    1.28%    1.28%
 Distribution and Service (12b-1) Fees            0.25%    1.00%    1.00%
 Other Expenses                                   0.26%    0.26%    0.26%
                                                --------    ----     --------

 Total Annual Fund Operating Expenses               1.79%   2.54%        2.54%




* For shares redeemed or exchanged within three months of the settlement of the purchase.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1  Year     3 Years    5 Years    10 Years
-------------------------------------------------------------------------------
 Class A shares                     $   746*   $ 1,106    $ 1,489      $ 2,559
 Class B shares                     $   757    $ 1,191    $ 1,550      $ 2,875
 Class C shares                     $   357    $   791    $ 1,350      $ 2,875

You would pay the following expenses if you did not redeem your shares:

                                   1 Year     3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------
 Class A shares                     $  746*   $ 1,106    $ 1,489      $ 2,559
 Class B shares                     $  257    $   791    $ 1,350      $ 2,875
 Class C shares                     $  257    $   791    $ 1,350      $ 2,875

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

                        Eaton Vance Information Age Fund

Performance Information. The following bar chart and table provide information about Information Age Fund's performance, including a comparison of the Fund's performance to the performance of a global index of equity securities. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change from year-to-year. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.

        13.61%          16.86%          21.91%          82.55%

        1996            1997            1998            1999


The highest quarterly total return for Class B was 42.96% for the quarter ended December 31, 1999, and the lowest quarterly return was -12.11% for the quarter ended September 30, 1998. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was -7.20%.

                                                                                 One           Life of
 Average Annual Total Return as of December 31, 1999                             Year           Fund
---------------------------------------------------------------------------------------------------------
 Class A Shares                                                                  72.40%       28.40%
 Class B Shares                                                                  77.55%       29.69%
 Class C Shares                                                                  81.33%       29.51%
 Morgan Stanley Capital International World Index                                26.96%       13.47%



These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to September 18, 1995 and November 22, 1995, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A or Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on September 18, 1995. Life of Fund returns are calculated from September 30, 1995. The MSCI World Index is an unmanaged index of global stocks. Investors cannot invest directly in an Index. (Source: Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.



 Shareholder Fees
 (fees paid directly from your            Class A  Class B  Class C
 investment)
-------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a
 percentage of offering price)             5.75%     None     None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of the lower of net
 asset value at time of purchase or time
 of redemption)                             None    5.00%    1.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                   None     None     None
 Exchange Fee                               None     None     None





 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)  Class A  Class B   Class C
---------------------------------------------------------------------------
 Management Fees                                 1.25%    1.25%    1.25%



 Distribution and Service (12b-1) Fees           0.50%    1.00%     1.00%


 Other Expenses                                  0.37%    0.37%     0.37%
                                                 _____    _____     _____
 Total Annual Fund Operating Expenses            2.12%    2.62%     2.62%

 Expense Reimbursement*                          (0.13%)  0.00%     0.00%
                                                 ______   _____     _____
 Total Annual Fund Operating Expenses
     (net of reimbursement)                       1.99%   2.62%     2.62%


* For the current fiscal year, Eaton Vance Management will reimburse Class A Distribution and Service (12b-1) Fees to the extent Total
  Annual Fund Operating Expenses for Class A shares exceed 1.99%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1  Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------
 Class A shares                     $   765    $ 1,189    $ 1,637      $ 2,876
 Class B shares                     $   765    $ 1,214    $ 1,590      $ 2,954
 Class C shares                     $   365    $   814    $ 1,390      $ 2,954

You would pay the following expenses if you did not redeem your shares:

                                    1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------
 Class A shares                     $  765    $ 1,189    $ 1,637      $ 2,876
 Class B shares                     $  265    $   814    $ 1,390      $ 2,954
 Class C shares                     $  265    $   814    $ 1,390      $ 2,954

Investment Objectives & Principal Policies and Risks

Health Sciences Fund. The Health Sciences Fund's investment objective is to seek long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund currently seeks to meet its investment objective by investing in the Worldwide Health Sciences Portfolio, a separate open-end investment company that has the same objective and policies as the Fund. The Fund's objective and policies may be changed without shareholder approval. There is no present intention to make any such change and any proposed material change in investment objective will be submitted to shareholders for their approval.

The Health Sciences Portfolio invests at least 65% of total assets in securities (primarily common stocks) of companies principally engaged in the development, production or distribution of products or services related to scientific advances in health care, including biotechnology, diagnostics, managed health care, medical equipment and supplies, and pharmaceuticals. At the time the Health Sciences Portfolio makes an investment, 50% or more of the company's sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Health Sciences Portfolio may invest in securities of both established and emerging companies, some of which may be denominated in foreign currencies.

Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. The Health Sciences Portfolio will invest in securities of emerging growth health sciences companies, which may offer limited products or services or which are at the research and developmental stage with no marketable or approved products or technologies.


The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making each investment decision, the portfolio manager may draw upon the information provided by, and the expertise of, the investment adviser's research staff. The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies). The portfolio manager considers selling a holding whenever it adds a holding to the Portfolio. The stock selection process is highly subjective.

Information Age Fund. The Information Age Fund's investment objective is to seek long-term capital growth. The Fund currently seeks to meet its investment objective by investing in the Information Age Portfolio, a separate open-end investment company that has the same objective and policies as the Fund. The Fund's objective and policies may be changed without shareholder approval. There is no present intention to make any such change and any proposed material change in investment objective will be submitted to shareholders for their approval.

The Information Age Portfolio invests in a global and diversified portfolio of common stocks of companies in information-related industries. These "information age" companies are companies that may be engaged in providing information services, such as telephone, broadcasting, cable or satellite television, publishing, advertising, producing information and entertainment media, data processing, networking of data processing and communication systems, or providing consumer interconnection to computer communication networks. In addition, such companies may be engaged in the development, manufacture, sale, or servicing of information age products, such as computer hardware, software and networking equipment, mobile telephone devices, telecommunications network switches and equipment, television and radio broadcasting and receiving equipment, or news and information media of all types. The Information Age Portfolio will invest at least 65% of total assets in securities of information age companies.

The Information Age Portfolio may invest in securities of both established and emerging companies operating in developed and emerging economies. Many information age companies are subject to substantial government regulations that can affect their prospects. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. To reduce risk, the portfolio managers normally diversify investments by capitalization, geographical location and industry. The Portfolio does not concentrate in any one industry. A portfolio manager may use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making each investment decision, a portfolio manager may draw upon the information provided by, and the expertise of, the investment adviser's research staff. The stock selection process will be based on numerous factors, including the potential for price appreciation, risk/return, and the mix of securities in the Portfolio. Many of these considerations are subjective. Because the value of information age companies will fluctuate in response to technological and regulatory developments, a portfolio manager generally will sell a stock when he believes it has attained its optimum value. Therefore, the Information Age Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Paying more commissions may also reduce return. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.


Common Investment Practices. Each Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than for larger, more established companies. The Health Sciences Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Currency exchange rates may fluctuate significantly over short periods of time causing a Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss. As an alternative to holding foreign stocks directly, the Portfolios may invest in dollar-denominated depositary receipts which evidence ownership in underlying foreign stocks. Investment in depositary receipts generally is not subject to a Portfolio's limitation on investing in foreign companies.

Health Sciences Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings) and the Information Age Portfolio may borrow up to 25% of net assets. Neither may borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to A Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolios will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents which may not be consistent with a Fund's investment objective. While temporarily invested, a Portfolio may not achieve its investment objective. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

Management and Organization

Management. Boston Management and Research ("BMR"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, and Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central Hong Kong, co-manage the Information Age Portfolio. OrbiMed Advisors, Inc. ("OrbiMed"), 767 3rd Avenue, New York, NY 10017, manages the Health Sciences Portfolio. Each investment adviser manages Portfolio investments. Eaton Vance Management ("Eaton Vance") manages each Fund and serves as administrator to each Portfolio.

BMR and Lloyd George receive a monthly advisory fee, to be divided equally between them, of .0625% (equivalent to .75% annually) of the average daily net assets of the Information Age Portfolio up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2000, the Information Age Portfolio paid advisory fees of 0.75% of its average daily net assets.


Duncan W. Richardson and Jacob Rees-Mogg are the portfolio managers of the Information Age Portfolio (since it commenced operations). Mr. Richardson also manages other Eaton Vance portfolios, has been an employee of Eaton Vance for more than 5 years, and is a Vice President of Eaton Vance and of BMR. Mr. Rees-Mogg is an Investment Manager for Lloyd George and has been employed by Lloyd George for more than 5 years.


OrbiMed receives a monthly fee of 1.00% of the Health Sciences Portfolio's average daily net assets up to $30 million of assets, 0.90% of the next $20 million of assets, and 0.75% on assets in excess of $50 million. For assets of $500 million or more, the advisory fee is 0.70% for $500 million but less than $1 billion, 0.65% for $1 billion but less than $1.5 billion, 0.60% for $1.5 billion but less than $2 billion, 0.55% for $2 billion but less than $3 billion and 0.50% for $3 billion and over. OrbiMed may receive a performance-based adjustment of up to 0.25% of the average daily net assets of the Health Sciences Portfolio based upon its investment performance compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the fiscal year ended August 31, 2000, the Health Sciences Portfolio paid advisory fees of 0.78% of its average daily net assets. OrbiMed has agreed to pay Eaton Vance Distributors, Inc. one-third of its advisory fee receipts from its own resources for EVD's activities as Portfolio placement agent.


Samuel D. Isaly is the portfolio manager of the Health Sciences Portfolio (since it commenced operations). He is Managing Partner of OrbiMed and has been employed by OrbiMed (and its predecessor) for more than 5 years. OrbiMed is an investment advisory firm registered with the Securities and Exchange Commission. Mr. Isaly has provided investment advisory services since 1989.


Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $2.6 billion in assets. Eaton Vance's corporate parent owns 21% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Information Age Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.


Eaton Vance manages the business affairs of the Funds and administers the business affairs of the Portfolios. For these services, Eaton Vance receives a monthly fee from each Fund and Portfolio of 1/48 of 1% (equal to 0.25% annually) of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2000, Eaton Vance earned management fees of 0.25% of each Fund's average daily net assets and administration fees of 0.25% of each Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.


Organization. Each Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because A Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, A Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from A Portfolio at any time.


Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this in approving the use of a combined prospectus.


Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A). Exchange-listed securities are valued at closing sale prices; however, an investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

Purchasing Shares

You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.


Sales Charges

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:


                                                    Sales Charge                Sales Charge                    Deal Commission
                                                    as Percentage of            as Percentage of Net            as a Percentage of
 Amount of Purchase                                 Offering Price              Amount Invested                 Offering Price
----------------------------------------------------------------------------------------------------------------------------------
 Less than $50,000                                     5.75%                         6.10%                         5.00%
 $50,000 but less than $100,000                        4.75%                         4.99%                         4.00%
 $100,000 but less than $250,000                       3.75%                         3.90%                         3.00%
 $250,000 but less than $500,000                       3.00%                         3.09%                         2.50%
 $500,000 but less than $1,000,000                     2.00%                         2.04%                         1.75%
 $1,000,000 or more                                    0.00*                         0.00*                         See below

  * No sales charge is payable at the time of purchase on investments of $1 million or more.
    A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.





The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.


Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


 Year of Redemption After Purchase      CDSC
------------------------------------------------
 First or Second                         5%         The CDSC is based on the lower of the net asset value at
 Third                                   4%         the time of purchase or at the time of redemption.
 Fourth                                  3%         Shares acquired through the reinvestment of distributions
 Fifth                                   2%         are exempt from the CDSC.  Redemptions are made first
 Sixth                                   1%         from shares that are not subject to a CDSC.
 Seventh or following                    0%

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.


Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.


CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).


If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares of Information Age Fund pay a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to shares which have remained outstanding for less than one year, and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to shares which have remained outstanding for more than one year. Class A shares of Health Sciences Fund pay a distribution fee at the annual rate of 0.25% of average daily net assets. Class B and Class C shares pay distribution fees at the annual rate of 0.75% of average daily net assets. Because distribution fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.


All classes (except Class A of Health Sciences Fund) pay service fees for personal and/or account services equal to an annual rate of 0.25% of average daily net assets. Class A shares pay service fees on shares that have been outstanding for twelve months and such fees are paid to investment dealers based on the value of shares sold by such dealers. After the sale of Class B and Class C shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.


The distribution fees paid by Class B and Class C shares are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a class are increased by sales commissions payable by the class to the principal underwriter in connection with sales of shares of that class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the class and by CDSCs paid to the principal underwriter by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

Redeeming Shares

You can redeem shares in any of the following ways:
  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $50,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.


  Through an Investment Your investment dealer is responsible for
  Dealer transmitting the order promptly. An investment dealer may charge a fee for this service.



Redemptions or exchanges of Health Sciences Fund's Class A shares made within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.


If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.


If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.


While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.


Shareholder Account Features

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.


Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full Reinvest Option     Dividends and capital gains are reinvested in
                            additional shares.  This option will be assigned if
                            you do not specify an option.
  *Partial Reinvest Option  Dividends are paid in cash and capital gains are reinvested in additional shares.
  *Cash Option              Dividends and capital gains are paid in cash.
  *Exchange Option          Dividends and/or capital gains are reinvested in
                            additional shares of another Eaton Vance fund
                            chosen by you.  Before selecting this option, you
                            must obtain a prospectus of the other fund and
                            consider its objectives and policies carefully.

Information from the Fund.  From time to time, you may be mailed the following:

  *Annual and Semi-Annual Reports, containing performance information and financial statements.

  *Periodic account statements, showing recent activity and total share balance.

  *Form 1099 and tax information needed to prepare your income tax returns.

  *Proxy materials, in the event a shareholder vote is required.

  *Special notices about significant events affecting your Fund.


Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.


Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.


Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.


"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.


Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).


Tax Information

Each Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net gains from investments that a Portfolio held for one year or less will be taxable as ordinary income. Distributions of gains from investments held by a Portfolio for more than one year are taxable as long-term gains. Each Fund expects that its distributions will consist primarily of capital gains. The Funds' distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of each Fund's distributions may be eligible for the corporate dividends-received deduction.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


A Portfolio's investments in foreign securities may be subject to withholding taxes, which would decrease a Fund's return on such securities, and may increase or accelerate recognition of ordinary income and may affect the timing or amount of a Fund's distributions.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

Financial Highlights

The financial highlights are intended to help you understand A Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are incorporated by reference and included in each Fund's annual report, which is available on request. The Information Age Fund began offering Class A, Class B and Class C shares on September 1, 1997. Prior to that date, that Fund offered only Class B shares and Class A and Class C existed as separate funds. The Health Sciences Fund began offering Class A and Class B shares on September 1, 1997. Prior to that date, that Fund offered only Class A shares and Class B existed as a separate fund. Health Sciences Fund began offering Class C shares on January 1, 1998.

                                                                                HEALTH SCIENCES FUND*
                                                           -------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                           -------------------------------------------------------------------------
                                                                       2000(1)                          1999 (1)
                                                           ----------------------------------------------------------------------
                                                            CLASS A     CLASS B     CLASS C     CLASS A    CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                      $  6.160    $  7.060    $  6.070    $ 4.180    $  4.880    $ 4.230
                                                           --------    --------    --------    -------    --------    -------
  Income (loss) from operations
  Net investment loss                                      $ (0.114)   $ (0.198)   $ (0.182)   $(0.061)   $ (0.107)   $(0.100)
  Net realized and unrealized gain (loss)                     6.758       7.520       6.354      2.265       2.623      2.276
                                                           --------    --------    --------    -------    --------    -------
  Total income (loss) from operations                      $  6.644    $  7.322    $  6.172    $ 2.204    $  2.516    $ 2.176
                                                           --------    --------    --------    -------    --------    -------
  Less distributions
  From net realized gain                                   $ (0.474)   $ (0.712)   $ (0.712)   $(0.224)   $ (0.336)   $(0.336)
                                                           --------    --------    --------    -------    --------    -------
  Total distributions                                      $ (0.474)   $ (0.712)   $ (0.712)   $(0.224)   $ (0.336)   $(0.336)
                                                           --------    --------    --------    -------    --------    -------
  Net asset value - End of year                            $ 12.330    $ 13.670    $ 11.530    $ 6.160    $  7.060    $ 6.070
                                                           ========    ========    ========    =======    ========    =======
  Total return (3)                                          116.52%     114.93%     114.90%     53.28%      52.29%     52.16%
  Ratios/Supplemental Data +
  Net assets, end of year (000's omitted)                  $418,904    $411,280    $128,973    $89,214    $107,923    $ 7,778
  Ratios (as a percentage of average
     daily net assets):
    Net operating expenses(4)                                  1.79%       2.54%       2.53%      1.69%       2.29%      2.44%
    Interest expense(4)                                         --          --           --       0.01%       0.01%      0.01%
    Net expenses after custodian fee reduction(4)              1.74%       2.49%       2.48%      1.63%       2.23%      2.38%
    Net investment loss                                       (1.29)%     (2.03)%     (2.02)%    (1.11)%     (1.70)%    (1.82)%
  Portfolio turnover of the Fund(6)                             --          --          --         --          --         --
  Portfolio turnover of the Portfolio(6)                        31%         31%         31%        41%         41%        41%


                                                                            1998                     1997        1996
                                                           --------------------------------------------------------------
                                                            CLASS A    CLASS B     CLASS C (2)      CLASS A     CLASS A
-------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                      $ 4.980    $ 5.840      $ 5.000         $ 4.510     $ 3.900
                                                           -------    -------      -------         -------     -------
  Income (loss) from operations
  Net investment loss                                      $(0.070)   $(0.102)     $(0.038)        $(0.044)    $(0.077)
  Net realized and unrealized gain (loss)                   (0.730)    (0.858)      (0.732)          0.612       1.154
                                                           -------    -------      -------         -------     -------
  Total income (loss) from operations                      $(0.800)   $(0.960)     $(0.770)        $ 0.568     $ 1.077
                                                           -------    -------      -------         -------     -------
  Less distributions
  From net realized gain                                        --         --           --         $(0.098)    $(0.467)
                                                           -------    -------      -------         -------     -------
  Total distributions                                           --         --           --         $(0.098)    $(0.467)
                                                           -------    -------      -------         -------     -------
  Net asset value - End of year                            $ 4.180    $ 4.880      $ 4.230         $ 4.980     $ 4.510
                                                           =======    =======      =======         =======     =======
  Total return (3)                                         (15.94)%   (16.44)%     (15.40)%         17.67%      31.04%

  Ratios/Supplemental Data +
  Net assets, end of year (000's omitted)                  $66,831    $75,111      $ 1,905         $88,349     $55,016
  Ratios (as a percentage of average daily net assets):
   Net operating expenses (4)                                1.83%      2.43%        2.67%(5)        2.07%       2.21%
   Interest expense (4)                                        --         --           --              --          --
   Net expenses after custodian fee reduction (4)             1.69%      2.29%        2.53%(5)        2.00%       2.19%
   Net investment loss                                       (1.21)%    (1.80)%      (1.84)%(5)     (1.60)%     (1.81)%
  Portfolio turnover of the Fund (6)                           --         --           --              --          66%
  Portfolio turnover of the Portfolio (6)                      34%        34%          34%             14%         --


+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the manager or administrator, or both. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                                                   2.29%  --
   Expenses after custodian fee reduction(4)                                                     2.22%  --
   Net investment loss                                                                        (1.82)%   --
  Net investment loss per share                                                               $(0.151)    --

                                                                                    (See footnotes on last page.)

                                                                        INFORMATION AGE FUND
                                ----------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------------------------------------
                                              2000 (1)                          1999(1)                           1998
                                ----------------------------------------------------------------------------------------------------
                                 CLASS A    CLASS B     CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                       $17.340    $ 17.770    $17.280    $11.710    $12.030    $11.720    $11.970    $12.310    $12.020
                                -------    --------    -------    -------    -------    -------    -------    -------    -------
  Income (loss) from
  operations
  Net investment loss           $(0.213)   $ (0.353)   $(0.342)   $(0.217)   $(0.284)   $(0.290)   $(0.156)   $(0.210)   $(0.205)
  Net realized and unrealized
  gain                            6.939       7.189      6.898      6.469      6.646      6.472      0.431      0.465      0.440
                                -------    --------    -------    -------    -------    -------    -------    -------    -------
  Total income from operations  $ 6.726    $  6.836    $ 6.556    $ 6.252    $ 6.362    $ 6.182    $ 0.275    $ 0.255    $ 0.235
                                -------    --------    -------    -------    -------    -------    -------    -------    -------
  Less distributions
  From net realized gain        $(2.226)   $ (2.226)   $(2.226)   $(0.622)   $(0.622)   $(0.622)   $(0.535)   $(0.535)   $(0.535)
                                -------    --------    -------    -------    -------    -------    -------    -------    -------
  Total distributions           $(2.226)   $ (2.226)   $(2.226)   $(0.622)   $(0.622)   $(0.622)   $(0.535)   $(0.535)   $(0.535)
                                -------    --------    -------    -------    -------    -------    -------    -------    -------
  Net asset value - End of
  year                          $21.840    $ 22.380    $21.610    $17.340    $17.770    $17.280    $11.710    $12.030    $11.720
                                =======    ========    =======    =======    =======    =======    =======    =======    =======
  Total return (3)               43.12%      42.58%     42.42%     54.95%     54.39%     54.29%      2.32%      2.08%      1.96%

  Ratios/Supplemental Data +
  Net assets, end of year
  (000's omitted)               $68,208    $148,603    $41,113    $20,908    $49,963    $ 6,118    $12,263    $30,331    $ 2,531
  Ratios (as a percentage of
  average daily net assets):
   Expenses (4)                    1.99%       2.59%      2.60%      2.46%      2.87%      2.93%      2.68%      3.12%      3.20%
   Net investment loss            (0.98)%     (1.59)%    (1.57)%    (1.47)%    (1.88)%    (1.94)%    (1.20)%    (1.64)%    (1.72)%
  Portfolio turnover of the
  Portfolio                         173%        173%       173%       131%       131%       131%       157%       157%       157%


                                  1997        1996 (1)(2)
                                -----------------------------
                                 CLASS B        CLASS B
-------------------------------------------------------------
  Net asset value - Beginning
  of year                       $11.040       $10.000
                                -------       -------
  Income (loss) from
  operations
  Net investment loss           $(0.178)      $(0.134)
  Net realized and unrealized
  gain                            2.490         1.174
                                -------       -------
  Total income from operations  $ 2.312       $ 1.040
                                -------       -------
  Less distributions
  From net realized gain        $(1.042)           --
                                -------       -------
  Total distributions           $(1.042)           --
                                -------       -------
  Net asset value - End of
  year                          $12.310       $11.040
                                =======       =======
  Total return  (3)               20.79%        10.40%
  Ratios/Supplemental Data +
  Net assets, end of year       $29,037       $21,800
  (000's omitted)
  Ratios (as a percentage of
  average daily net assets):
   Expenses (4)                   3.19%         2.96% (5)
   Net investment loss            (1.67)%       (1.34)% (5)
  Portfolio turnover of the         160%          115%
  Portfolio


+ The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses (4)                    2.12%
   Net investment loss             (1.11)%
  Net investment loss per share    (0.241)



* The Health Sciences Fund table reflects the approval by the Board of Trustees of the Fund of a 3-for-1 split for Class A shares and a 2-for-1 split for Class B and Class C shares, effective November 10, 2000.

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.

(2) For the Health Sciences Fund for the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998, and for the Information Age Fund for the period from the start of business, September 18, 1995, to August 31, 1996.

(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.

(5)  Annualized.

(6) Portfolio Turnover of the Fund represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The Health Sciences Fund began investing in the Portfolio on September 1, 1996.

  LOGO
          INVESTING
          FOR THE
          21ST
          CENTURY(R)







More Information
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information
     about  each Portfolio's   investments  is  available  in  the  annual  and
     semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:



                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com






     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------



                                   PFPC, Inc.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02904-9653
                                 1-800-262-1122






The Funds' SEC File No. is 811-1241.                              1/1COMBP

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 2001


                    EATON VANCE ASIAN SMALL COMPANIES FUND
                           The Eaton Vance Building
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265

    This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                                                          Page
    Strategies and Risks .............................................       1
    Investment Restrictions ..........................................       6
    Management and Organization ......................................       8
    Investment Advisory and Administrative Services ..................      12
    Other Service Providers ..........................................      14
    Purchasing and Redeeming Shares ..................................      15
    Sales Charges ....................................................      17
    Performance ......................................................      21
    Taxes ............................................................      22
    Portfolio Security Transactions ..................................      24
    Financial Statements .............................................      26


Appendices:
    A: Class A Fees, Performance and Ownership .......................     a-1
    B: Class B Fees, Performance and Ownership .......................     b-1
    C: Asian Region Countries ........................................     c-1


    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 2001, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS


ASIAN REGION RISKS. The Portfolio will, under normal market conditions, invest at least 65% of its total assets in equity securities of Asian small companies. Such companies will (a) have a market capitalization equivalent to less than $600 million and (b) are located in or have securities which are principally traded in an Asian Region country. Such securities are typically listed on stock exchanges or traded in over-the-counter markets in countries in the Asian Region. The principal offices of these companies, however, may be located outside these countries. The Portfolio may invest 25% or more of its total assets in the securities of issuers located in any one country, and may retain securities of a company with market capitalization that grows over the $600 million level. While there is no minimum or maximum limitation on assets that may be invested in a single country, the Adviser currently anticipates that investments in Hong Kong will represent more than 25% of total assets.

    Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the Adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will attempt to promptly dispose of any convertible debt instrument which is rated or determined by the Adviser to be below investment grade subsequent to acquisition by the Portfolio.

    In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in warrants, including warrants traded in over-the-counter markets. The Portfolio will not, under normal market conditions, invest more than 35% of its total assets in equity securities other than Asia small company investments, warrants, options on securities and indices, options on currency, futures contracts and options on futures, forward foreign currency exchange contracts, currency swaps and any other non-equity investments. Except during unusual market conditions, the Portfolio will not invest in debt securities, other than investment grade convertible debt instruments.


SECURITIES TRADING MARKETS. A high proportion of the shares of many issuers in the Asian Region may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Asian Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Asian Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

    Asian Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets.


ASIAN COUNTRY CONSIDERATIONS. Political and economic structures in many Asian countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described herein, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.


    The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgement in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of Portfolio investments.

    The Fund and the Portfolio each intend to conduct its respective affairs in such a manner to avoid taxation. Nevertheless, certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that in the future the Portfolio will be able to repatriate its income, gains or initial capital from these countries.

DIRECT INVESTMENTS AND SMALLER COMPANIES. The Portfolio may invest up to 10% of its total assets in direct investments in smaller companies based in Asia. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Portfolio with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio's investment in the enterprise. Such a representative of the Portfolio will be expected to provide the Portfolio with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

    The Portfolio's investments will include investments in smaller, less seasoned companies for which there is less publicly available information than larger, more established companies. The securities of these companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Investments in smaller companies may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for some of these investments, the Portfolio may take longer to liquidate these positions at fair value than would be the case for publicly traded securities. Furthermore, issuers whose securities are not publicly traded may not be subject to investor protection requirements applicable to publicly traded securities.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

    Physical delivery of securities in small lots generally is required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian and Pakistani banks. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Portfolio to invest its assets may be impaired. Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired.

    The Adviser intends, as of the date of this SAI, not to invest in issuers located in Vietnam, Cambodia, Laos or former Burma and to invest no more than 1% of total assets in Bangladesh issuers.

    The Portfolio may also invest in American Depositary Receipts (ADRs) European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. Forward foreign currency exchange contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

    The value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. In spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected. Currency swaps require maintenance of a segregated account as described under "Asset Coverage Requirements" below. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.

    The Portfolio may enter into forward foreign currency exchange contracts in several circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when management of the Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. The use of futures for nonhedging purposes is limited by regulations of the Commodity Futures Trading Commission. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous days settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, currency swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable securities and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered.) The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Portfolio may purchase call and put options on any securities in which the Portfolio may invest or options, including those traded in over-the-counter markets, on any securities index composed of securities in which the Portfolio may invest. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested. The Portfolio may enter into futures contracts (and options thereon) traded on a foreign exchange, only if the Adviser determines that trading on such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States CFTC-regulated exchanges.

    To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. Short-term trading may be advisable in light of a change in circumstances of a particular company or within a particular industry, or in light of general market, economic or political conditions. High portfolio turnover may also result in the realization of substantial net short-term capital gains.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to market value of the securities loaned, which will be marked to market daily. Cash equivalents include short-term municipal obligations as well as taxable certificates of deposit, commercial paper and other short-term money market instruments. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or holding of their consent on a material matter affecting the investment. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Adviser to be sufficiently creditworthy and when, in the judgment of the Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses including finders fees.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.

TEMPORARY INVESTMENTS. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents include high grade debt securities of foreign and U.S. companies, foreign governments and the U.S. government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as high quality money market instruments denominated in U.S. or foreign currencies.

                             INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% or more of the outstanding voting securities of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

    (3) Underwrite securities of other issuers;

    (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contacts for the purchase or sale of physical commodities;

    (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

    (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or


    (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).


    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the 1940 Act.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    For as long as a feeder fund of the Portfolio has registered shares in Hong Kong (and for so long as Hong Kong requires the following restrictions), the Portfolio may not:


        (i) invest (except as stated below) more than 10% of its net assets in the securities of any one issuer;

        (ii) purchase (except as stated below) more than 10% of the ordinary shares of any one issuer;

        (iii) invest more than 15% of net assets in securities which are not listed or quoted on any stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which such securities are regularly traded (a "Market");

        (iv) invest more than 15% of net assets in warrants and options for non-hedging purposes;

        (v) write call options on Portfolio investments exceeding 25% of its total net asset value in terms of exercise price;

        (vi) enter into futures contracts on an unhedged basis where the net total aggregate value of contract prices, whether payable by or to the Portfolio under all outstanding futures contracts, together with the aggregate value of holdings under paragraph (vii) below exceeds 20% of the net total asset value of the Portfolio;

        (vii) invest in physical commodities (including gold, silver, platinum or other bullion) and commodity based investments (other than shares in companies engaged in producing, processing or trading in commodities) which value together with the net aggregate value of the holdings described in
    (vi) above, exceeds 20% of the Portfolio's net asset value;

        (viii) purchase shares of other investment companies exceeding 10% of net assets. In addition, the investment objective of any investment company in which any Portfolio invests must not be to invest in investments prohibited by this undertaking and where the investment company's investment objective is to invest primarily in investments which are restricted by this undertaking, such holdings must not be in contravention of the relevant limitation;

        (ix) borrow more than 25% of its net assets (provided that for the purposes of this paragraph, back to back loans are not to be categorized as borrowings but any reverse purchase agreement entered into by a Portfolio will constitute a form of leverage and hence will count towards the 25% borrowing limit);

        (x) write uncovered options;

        (xi) invest in real estate (including options, rights or interests therein but excluding shares in real estate companies);

        (xii) assume, guarantee, endorse or otherwise become directly or contingently liable for, or in connection with, any obligation or indebtedness of any person in respect of borrowed money without the prior written consent of the custodian of the Portfolio;

        (xiii) engage in short sales involving a liability to deliver securities exceeding 10% of its net assets provided that any security which a Portfolio does sell short must be actively traded on a market;

        (xiv) subject to (vi) above, purchase an investment with unlimited liability; or

        (xv) purchase any nil or partly-paid securities unless any call thereon could be met in full out of cash or near cash held by it in the amount of which has not already been taken into account for the purposes of (v) above.

        Notwithstanding (i) and (ii) above:

        (i) up to 30% of a Portfolio's total net asset value may be invested in government and public securities of the same issue; and

        (ii) subject to (i) above, a Portfolio may invest all of its assets in government and other public securities in at least six different issues.

    The Fund and the Portfolio have adopted the following investment policy which may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio without approval of the Fund or its other investors. The Fund and the Portfolio will not invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A Securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Nevertheless, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with its policy of investing at least 65% of total assets in equity securities of Asian small companies. Moreover, the Fund and the Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.


    Although permissible under the Fund's investment restrictions, the Fund has no present intention during the coming fiscal year to: borrow money; pledge its assets; underwrite securities issued by other persons; or make loans to other persons.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address of the Adviser is 3808 One Exchange Square, Central Hong Kong. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).


JAMES B. HAWKES (59), President of the Trust, Vice President of the Portfolio and Trustee*
Chairman, President and Chief Executive Officer of Eaton Vance, BMR and their corporate parent (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR. Director of Lloyd George Management (B.V.I.) Limited.

HON. ROBERT LLOYD GEORGE (48), President and Trustee of the Portfolio* Chairman and Chief Executive of Lloyd George Management (B.V.I.) Limited.
  Chairman and Chief Executive Officer of the Adviser. Managing Director of Indosuez Asia Investment Services, Ltd. from 1984 to 1991.
Address: 3808 One Exchange Square, Central, Hong Kong

JESSICA M. BIBLIOWICZ (40), Trustee of the Trust*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 787 Seventh Avenue, New York, New York 10019

EDWARD K.Y. CHEN (55), Trustee of the Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company and Asia Satellite Telecommunications Holdings Ltd., and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government from 1992-1997 and Chairman of the Consumer Council from 1991-1997.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong

DONALD R. DWIGHT (69), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (65), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick-Cendant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and; President, Jordan Simmons Capital LLC (manager of energy related investments (since November, 2000. President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (70), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

THOMAS E. FAUST, JR. (42), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

WILLIAM WALTER RALEIGH KERR (50), Vice President and Assistant Treasurer of the Portfolio
Director, Finance Director and Chief Operating Officer of the Adviser.
  Director of Lloyd George Management (B.V.I.) Limited.
Address: 3808 One Exchange Square, Central, Hong Kong

ZAHEER SITABKHAN (35), Vice President of the Portfolio
Director of the Adviser.

JAMES L. O'CONNOR (55), Vice President of the Portfolio and Treasurer
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary, and Chief Legal Officer of Eaton Vance, BMR and
  EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance, the Adviser and its affiliates.

    Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout, are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, the Adviser or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.


    Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent certified public accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls of the Trust, the Portfolio and certain of their service providers.


    Trustees of the Portfolio (except Mr. Chen) that are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended August 31, 2000, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio, and for the year ended December 31, 1999, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

  SOURCE OF             JESSICA M.      HON. EDWARD        DONALD R.          SAMUEL L.       NORTON H.     LYNN A.      JACK L.
COMPENSATION            BIBLIOWICZ       K.Y. CHEN          DWIGHT           HAYES, III        REAMER        STOUT       TREYNOR
------------            ----------       ---------          ------           ----------        ------        -----       -------
Trust(2) ..........      $ 1,590          $  --            $  2,633           $  2,998        $  2,785      $ 2,051      $  2,052
Portfolio .........         --                  0                 0                  0               0            0             0
Trust and Fund                                                                                                160,000
Complex ...........      160,000           22,063           160,000(3)         170,000         160,000        (4)         170,000

------------
(1) As of January 1, 2001, the Eaton Vance Fund complex consists of 151 registered investment companies or series thereof.
(2) The Trust consisted of 5 Funds as of August 31, 2000.
(3) Includes $60,000 of deferred compensation.
(4) Includes $16,000 of deferred compensation.

    The Adviser is a subsidiary of Lloyd George Management (B.V.I.) Limited, which is ultimately controlled by the Hon. Robert J.D. Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the Adviser. Mr. Hawkes is a Trustee and officer of the Trust and an officer of the Fund's sponsor and manager. Mr. Hayes is a Trustee of the Trust.

ORGANIZATION. The Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 and is operated as an open-end management investment company. The Fund (formerly EV Marathon Asian Small Companies Fund) established 2 classes of shares on September 1, 1997 -- Class A Shares (formerly EV Traditional Asian Small Companies Fund) and Class B shares of Eaton Vance Asian Small Companies Fund. Information herein prior to such date is for the Fund before it became a multiple-class fund.


    The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.


    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


    The Portfolio was organized as a trust under the laws of the state of New York on January 19, 1996 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The Portfolio has engaged Lloyd George Investment Management (Bermuda) Limited (the "Adviser") as its investment adviser. As investment adviser to the Portfolio, the Adviser manages the Portfolio's investments, subject to the supervision of the Board of Trustees of the Portfolio. The Adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions. Under the investment advisory agreement, the Adviser is entitled to receive a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                       ANNUAL
     CATEGORY     AVERAGE DAILY NET ASSETS                           ASSET RATE
     --------     ------------------------                           ----------

         1        less than $500 million ........................       0.75%
         2        $500 million but less than $1 billion .........       0.70
         3        $1 billion but less than $1.5 billion .........       0.65
         4        $1.5 billion but less than $2 billion .........       0.60
         5        $2 billion but less than $3 billion ...........       0.55
         6        $3 billion and over ...........................       0.50


    As of August 31, 2000, the Portfolio had net assets of $64,294,677. For the fiscal years ended August 31, 2000 and 1999, the investment adviser earned advisory fees of $458,883 and $86,920, respectively (equivalent to 0.75% of the Portfolio's average daily net assets for each such year).


    The Portfolio's investment advisory agreement with Lloyd George remains in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the Lloyd George may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Lloyd George, Lloyd George shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.

    While the Portfolio is a New York trust, the Adviser, together with certain Trustees and officers of the Portfolio, is not a resident of the United States, and substantially all of its assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the Adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

INFORMATION ABOUT LLOYD GEORGE. LGM specializes in providing investment management services with respect to equity securities of companies trading in Asian securities markets, and also those of emerging markets. LGM currently manages portfolios for both private clients and institutional investors seeking long-term capital growth and has advised Eaton Vance's international equity funds since 1992. LGM's core investment team consists of fourteen experienced investment professionals who have worked together over a number of years successfully managing client portfolios in non-U.S. stock markets. The team has a unique knowledge of, and experience with, Asian and emerging markets. LGM analysts cover Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM.

    The Adviser and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, the Advisers and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service.


    The directors of the Adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan and Adaline Mang-Yee Ko. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of each Adviser and Mr. Kerr is Chief Operating Officer of each Adviser. The directors of LGIM-B are the Honorable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The business address of the first six individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

    The Adviser follows a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, adhering to the most rigorous international standards of fundamental security analysis, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.


ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with the Fund and administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

                                                                       ANNUAL
     CATEGORY     AVERAGE DAILY NET ASSETS                           ASSET RATE
     --------     ------------------------                           ----------

         1        less than $500 million ........................     0.25%
         2        $500 million but less than $1 billion .........     0.23333
         3        $1 billion but less than $1.5 billion .........     0.21667
         4        $1.5 billion but less than $2 billion .........     0.20
         5        $2 billion but less than $3 billion ...........     0.18333
         6        $3 billion and over ...........................     0.16667


    As of August 31, 2000, the Portfolio had net assets of $64,294,677. For the fiscal years ended August 31, 2000 and 1999, Eaton Vance earned administration fees of $153,418 and $28,974, respectively (equivalent to 0.25% of the Portfolio's average daily net assets for each such year).

    As of August 31, 2000, the Fund had net assets of $1,769,748. For the fiscal year ended August 31, 2000 and the period from the start of business, March 1, 1999 to August 31, 1999, absent a full fee reduction, Eaton Vance would have earned management fees of $3,616 and $128, respectively (equivalent to 0.25% and 0.25% (annualized) of the Fund's average daily net assets for each such period).


    Eaton Vance's management contract with the Fund and administration agreement with the Portfolio will each remain in effect from year to year for so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or the Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred. Each agreement was initially approved by the Trustees, including the noninterested Trustees, of the Trust or the Portfolio which is a party thereto at meetings held on February 21, 1996 of the Trust and the Portfolio.


INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson E. Swaffield, Michael W. Weilheimer and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EXPENSES. The Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the management contract and administration agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. Expenses of the Fund allocated to a particular class include those incurred under the Distribution Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.


                             OTHER SERVICE PROVIDERS


PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the Fund's principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.


CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. PFPC Global Fund Services, P.O. Box 9656, Providence, RI 02904-9656, serves as transfer and dividend disbursing agent for the Fund.


                         PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as the percentage equal to a fraction
(i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by Reuters Information Service.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

    In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                 SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company (or series or class thereof) with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.


    The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account.


STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

    If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). For purposes of calculating the CDSC applicable to investment dealer fund shares acquired in an exchange, the CDSC schedule applicable to the exchanged shares will apply and the purchase of investment dealer fund shares is deemed to have occurred at the time of the original purchase of the exchanged shares, except that the time during which a shareholder holds such investment dealer fund shares will not be credited toward completion of the CDSC period.


TAX-SHELTERED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS. The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) .50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) .25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permissible, pursuant to a rule of the National Association of Securities Dealers, Inc.

    The Class A Plan also provides that the Class will pay a quarterly service fee to the principal underwriter in an amount equal on an annual basis to .25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a quarterly service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. Service fee payments to investment dealers will be in addition to sales charges on Class A shares which are reallowed to investment dealers. If the Class A Plan is terminated or not continued in effect, the Class has no obligation to reimburse the principal underwriter for amounts expended by the principal underwriter in distributing Class A shares. For the distribution fees paid by Class A shares, see Appendix A.

    The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. The Class B Plan is designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B Plan provides that the Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of shares. On each sale of shares (excluding reinvestment of distributions), the Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, Class B pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B Plan provides that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B Plan is limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B shares, see Appendix B.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B Plan by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B Plan.

    Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of an amount equivalent to .15% of Class B annual average daily net assets. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.


    The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For the service fees paid by Class B shares, see Appendix B.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in the Fund's assets (thereby increasing the management and administration fees payable to the managers and the advisory fee payable to the investment adviser) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B Plan if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A and Class B Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Fund have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.


    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B Plan will compensate the principal underwriter for its services and expenses in distributing that class of shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                   PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and (iv) the deduction of any CDSC at the end of the period. The Fund may also publish total return figures for each class based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For information concerning the total return of the Classes of the Fund, see Appendix A and Appendix B.

    The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings and/or ratings, or other information prepared by recognized mutual fund statistical services. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.


    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. In addition, evaluations of the Fund's performance or rankings and/or ratings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

    Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g., common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.


    Information used in advertisements and in material provided to present and prospective shareholders may include descriptions of Lloyd George, Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Trust (or Principal Underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund so qualified for its fiscal year ended August 31, 2000.

    Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (11) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

    The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors

    Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

    Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charge on the proceeds from the sales of the investment in such company; however, this tax can be avoided by making an election to mark such investment to market annually or treat the passive foreign investment company as a "qualified electing fund".

    If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

    A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

    Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

    Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.


                         PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by the investment adviser.

    The investment adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the investment adviser for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the investment adviser's other clients in part for providing brokerage and research services to the investment adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser may receive Research Services from broker-dealer firms with which the investment adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that the investment adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended August 31, 2000 and 1999, the Portfolio paid brokerage commissions of $542,045 and $211,592, respectively, with respect to portfolio transactions. Of this amount, approximately $308,243 and $91,768 was paid in respect of portfolio security transactions aggregating approximately $113,124,203 and $35,909,714, respectively, to firms which provided some Research Services to the Adviser's organization (although many such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                              FINANCIAL STATEMENTS

    The audited financial statements of and the independent auditors' report for the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the Fund's most recent annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended August 31, 2000, as previously filed electronically with the SEC (Accession No.
0000912057-00-047647).

                                   APPENDIX A

                     CLASS A FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    The Fund accrued approximately $6,917 to or payable to the principal underwriter for the year ended August 31, 2000, representing approximately 0.50% of the average daily net assets for Class A, $2,980 of which was waived. During the fiscal year ended August 31, 2000, Class A made service fee payments to the principal underwriter and investment dealers aggregating $66, all of which was paid to investment dealers.

PRINCIPAL UNDERWRITER
    The total sales charges paid in connection with sales of Class A shares during the fiscal year ended August 31, 2000, was $10,129, of which $1,576 was received by the principal underwriter. For the fiscal year ended August 31, 2000, investment dealers received $8,553 from the total sales charges.

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 2000, Class A paid the principal underwriter $10.00 for repurchase transactions handled by it.

                             PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in a predecessor fund for the periods shown in the table. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                     VALUE OF $1,000 INVESTMENT


                                                                              TOTAL RETURN                    TOTAL RETURN
                                                                           EXCLUDING MAXIMUM               INCLUDING MAXIMUM
                                          VALUE OF       VALUE OF             SALES CHARGE                    SALES CHARGE
       INVESTMENT          INVESTMENT      INITIAL      INVESTMENT   ------------------------------  ------------------------------
         PERIOD               DATE       INVESTMENT     ON 8/31/00     CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
         ------              ------        -------        ------     --------------  --------------  --------------  --------------
Life of the Fund*           6/30/92        $942.56      $4,641.12       392.39%          21.55%         364.11%          20.67%
5 Years Ended
  8/31/00                   8/31/95        $942.10      $2,569.63       172.75%          22.22%         156.96%          20.77%
1 Year Ended
  8/31/00                   8/31/99        $942.29      $1,438.44        52.65%          52.65%          43.84%          43.84%


* Predecessor fund operations began on June 30, 1992.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of December 1, 2000, Chrysalis Partners LP, Charlottesville, VA was the record owner of approximately 69.2% of the outstanding Class A shares. Beneficial owners of 25% or more of Class A shares are presumed to be in control of such Class for purposes of voting on certain matters submitted to shareholders. In addition, as of the same date, Norman B. Bodine, Bloomfield Hills, MI and Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville FL were the record owners of 13.2% and 7.4%, respectively of the Fund's Class A shares. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class A shares as of such date.

                                   APPENDIX B

                     CLASS B FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended August 31, 2000, the principal underwriter paid to investment dealers sales commissions of $3,244 on sales of Class B shares. During the same period, the Fund made distribution payments to the principal underwriter under the Distribution Plan aggregating $474 ($411 of which was waived) and the principal underwriter didn't receive any CDSCs imposed on early redeeming shareholders. The distribution payments reduced uncovered distribution charges under the Plan. As at August 31, 2000, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $11,000 (which amount was equivalent to approximately 23.4% of the net assets attributable to Class B on such day). During the fiscal year ended August 31, 2000, Class B made service fee payments to the principal underwriter and investment dealers aggregating $213, of which $156 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 2000, Class B paid the principal underwriter $10.00 for repurchase transactions handled by it.

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in a predecessor fund for the periods shown in the table. This total return has not been adjusted to reflect sales charges and other expenses (such as distribution and/or service fees). If such adjustments were made, the performance would be lower. Past performance is no guarantee of future results. Investment return and principal vaue will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                    VALUE OF A $1,000 INVESTMENT

                                            VALUE OF          VALUE OF
                                           INVESTMENT        INVESTMENT
                                             BEFORE            AFTER            TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                          DEDUCTING THE    DEDUCTING THE        DEDUCTING THE CDSC           DEDUCTING THE CDSC
 INVESTMENT   INVESTMENT    AMOUNT OF         CDSC              CDSC        --------------------------    -------------------------
   PERIOD        DATE       INVESTMENT     ON 8/31/00        ON 8/31/00       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
   ------        ----       ----------     ----------        ----------       ----------    ----------    ----------    ----------
Life of the
Fund*           6/30/92       $1,000        $4,540.80        $4,540.80         354.08%        20.35%        354.08%       20.35%
5 Years
Ended
8/31/00         8/31/95       $1,000        $2,515.32        $2,495.32         151.53%        20.26%        149.53%       20.07%
1 Year Ended
8/31/00         8/31/99       $1,000        $1,466.66        $1,416.66          46.67%        46.67%         41.67%       41.67%

* Predecessor Fund commenced operations June 30, 1992.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As of December 1, 2000, Fifth Third Bank TTEE, Cincinnati, OH, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL, Raymond James & Associates Inc. for Elite Acct #50035115, Saint Petersburg, FL were the record owners of approximately 28%, 26.9% and 24.5%, respectively, of the outstanding Class B shares, which they held on behalf of customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. In addition, as of the same date, the following shareholders owned of record the percentage of Class B shares indicated after their name: Cynthia L. Lathrem-Mayette, Plattsburgh, NY, (7.9%), Ronald L. Clemmer (5.5%) and Sharon & Larry James, Land O'Lakes, FL (5.2%). Beneficial owners of 25% or more of Class B shares are presumed to be in control of such class for purposes of voting on certain matters submitted to shareholders. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class B shares as of such date.

                                  APPENDIX C

                            ASIAN REGION COUNTRIES

    The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees makes no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of Asian Region countries and the Fund's performance.

                                  AUSTRALIA

    The Commonwealth of Australia comprises an area of about 7,692,030 square kilometers -- almost the same as that of the United States, excluding Alaska, and about 50% greater than Europe (excluding the former USSR) and 32 times greater than the UK. Australia's population of 18.5m is almost 5 times the size of the population at the time of Federation.

    There are 3 levels of government in Australia: Federal, State and local. The 6 Australia colonies federated in 1901 to form the Commonwealth of Australia.

    Australia's economic development has been one of contrast and change. In the early years of settlement (1788-1820), there was little scope for industrial or commercial enterprises. Between 1820 and 1850, the pastoral industry led Australia's economic development, and by 1850 it was supplying well over 50% of the British market for imported wool. Gold surpassed wool as Australia's major export earner throughout the 1850's and 1860's, resulting in a rapid expansion of banking and commerce. From 1901 to 1930, manufacturing expanded, with impetus from Federation and the elimination of customs barriers between States, and from the First World War.

    After the Second World War, all sectors of the economy experienced growth. The onset of oil price rises in 1973-74 led the world into recession, and "stagflation" affected all sectors. The modest employment growth between 1968 and 1979 was dominated by the service sector. The 1980's and 1990's have seen a decline in the relative contribution to GDP from goods-producing industries and a rise in the contribution from services industries.

    The rural sector now accounts for approximately 4% of GDP, and about 5% of employment. The mining sector also accounts for around 4% of GDP, but only 1% of employment. Wholesale trade and manufacturing remain the dominant contributors to GDP at 10.2% and 13.6% respectively. Exports of mining products accounts for about 22% of total merchandise exports, with black coal remaining the single largest export item. The tertiary sector accounts for approximately 72% of GDP, approximately 73% of employment and around 23% of exports by value.


    As of November 30, 2000, the market capitalization of Australian equities was in U.S.$356.5 billion.


                           PEOPLE'S REPUBLIC OF CHINA

    China is the world's third largest country occupying a region of 9.6 million square kilometers.China is the world's most populous nation, consisting of more than one-fifth of the human race. The estimated population is approximately 1.2 billion.

    In 1949, the Communist Party established the People's Republic of China. The Communist government engaged in numerous campaigns to industrialize the country with various programs. The failure of the Communist Party to achieve substantive economic growth eventually led to the ascendancy of reformers headed by Deng Xiaoping. In the late 1970's, the Chinese government, which had remained isolated from the world, opened its doors by encouraging foreign investment and expertise inside its borders.

    In 1989, a growing dissatisfaction with the corruption in the Communist government led to anti-government student protests culminating in what is known as the Tiananmen Square incident. The government's use of the military to suppress a peaceful demonstration resulted in world-wide criticism. However, recent developments in China have been encouraging. The death of Deng Xiaoping did not trigger any social unrest and restructuring of state-owned enterprises had been the main theme of the 15th Party Congress held in 1997. Leadership under Jiang Zemin remains committed to the implementation of economic reforms. Investment in China still entails significant political risk of nationalization or expropriation. China's imminent admission to the WTO will accelerate the reform process and reduce investment risks.

    Since 1992, China has achieved annual growth in real gross domestic product
(GDP) averaging in excess of 10%. The economy in China consists of three sectors: state, cooperative, and private. The state sector, though decreasing in weighting, continues to constitute the bulk of the economy. In recent years, however, the economy has been significantly restructured through the abolition of the commune system in rural areas and the relaxing of government authority in the day to day operations in both agricultural and industrial enterprises. As the government assumes more of a regulatory and supervisory role and less of a direct management role, market forces have been allowed to operate. This has resulted in increased productivity and rising incomes.

    In 1990, industry accounted for 45.8% of China's National Income. In the first three decades under Communist rule, China placed great emphasis on heavy industry. Since the reform program began in 1978, a much greater emphasis has been placed on light industry. Considerable industrial growth has come from industrial enterprises in rural townships which are engaged in the processing and assembly of consumer goods. These operations are concentrated in southern China, where a major light industrial base has developed. Industrial output has grown rapidly and is increasingly important to the Chinese economy. China's current industrial policy also places emphasis on high-technology industries supported by foreign technology, such as micro-electronics and telecommunications. However, many enterprises have a huge staff burden which must be relieved to increase the competitiveness of the enterprises. To avoid social unrest caused by the increase in unemployment rate, there is so far no easy solution.


    Inflation, which was a problem in early 1990s, has been under control. Inflation rate rocketed to 24% in 1994 and then dropped to 8.3% in 1996 and 2.8% by 1997. The control achieved over inflation is the result of austerity measures implemented by the government during 1994, 1995 and early 1996. The impact of these austerity measures was exacerbated by the Asian financial crisis of 1997 and 1998, and the inherent structural imbalances in the Chinese economy, caused China to enter a sustained period of deflation. In response, the Chinese government has implemented a series of fiscal and monetary stimulas packages aimed at boosting domestic demand.

    Textiles and garments together form the single largest export category, representing about one quarter of total export values. China's trade balance has fluctuated over the last five years. In the first ten months of 2000, China's foreign trade yielded a surplus of U.S. $23.1 billion. Hong Kong is one of the leading destination for Chinese exports, accounting for over 20% of total export volume. Hong Kong is also a major re-export center for Chinese goods. Other large export markets for China include Japan, the United States, and Germany. Over the past few years, China's imports have continued to expand and diversify. Japan, the United States and Korea are China's top three suppliers. Other major suppliers include Hong Kong and Germany.

    China has traditionally adopted a policy of self-reliance when financing development. The country has remained a conservative borrower but, since the early 1980s, has been making greater use of foreign capital and financing, including government-assisted facilities and project and trade financing. Total foreign debt as at first half of 2000 was estimated at U.S. $147.6 billion while foreign exchange reserve was at U.S. $164.6 billion. The primary sources of foreign capital for China include: International Monetary Fund and World Bank loans and credits; government low interest loans and credits; and commercial loans and credits.


    There is centralized control and unified management of foreign exchange in China. The renminbi has been devalued progressively in the past decade, depreciating by almost 70% against the U.S. dollar between 1981 and 1990. However, it has been stabilized at the 1994 level for the past 5 years.


    There currently are two officially recognized exchanges in China, the Shanghai Securities Exchange ("SHSE"), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange ("SZSE"), which commenced trading on July 3, 1991. "B" shares are offered exclusively for investment by foreign investors, and their total market capitalization in November 2000 was at $6.7 billion. A number of organized securities markets exist in other cities in China, but these are primarily over-the-counter markets. At the local level, however, many cities and provinces have promulgated securities rules and regulations. In fact, it is becoming common for state-owned enterprises to go for an overseas listing, for example by a listing of H Shares in Hong Kong, or through Red Chips securities in The Stock Exchange of Hong Kong.


                                    HONG KONG


    As a trade entrepot and finance center, Hong Kong's viability has been inexorably linked to mainland China since the establishment of the Colony in 1841. Hong Kong remains China's largest trade partner and its leading foreign investor. In the first ten months of 2000, imports from China amounted to $76.3 billion, exports and re-exports to $109.5 billion. In recent years large numbers of Hong Kong based companies have set up factories in Southern China in the province of Guangdong, where it is estimated that Hong Kong companies employ over 3 million workers. There also has been considerable growth in Chinese investment in Hong Kong over the last decade and particularly in the last five years. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the purchase of stakes in existing companies. This has traditionally been in the banking and import/export sectors. Recently, investment in telecommunication projects has increased. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong economy consisting of Hong Kong and Guangdong Province, with a combined population of over 78 million. To sustain the growth of the Guangdong economy, the Hong Kong government in 1989 unveiled PADS, the Port and Airport Development Strategy. The project, which cost in excess of $21 billion was designed to allow Hong Kong's cargo handling capacity to increase by four times between 1988 and 2011 and its air traffic handling capacity to increase from 15 million passengers in 1988 to 50 million in 2011.


    In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations. The Basic Law, the outline for Hong Kong's government post reunification with China in 1997, calls for Hong Kong's capitalist system to remain intact for an additional fifty years after 1997. This integration process directly affects the value of Hong Kong investments.


    In the last two decades there has been a structural change in Hong Kong's economy, with growth in the services sector outpacing manufacturing growth. With more and more labor intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 1999 contributed over 85% of GDP.

    The Stock Exchange of Hong Kong Ltd. ("HKSE"), commenced trading on April 2, 1986. The HKSE, with a total market capitalization as of November, 2000 of approximately U.S. $573 billion is now the second largest stock market in Asia, measured by market capitalization, behind only that of Japan. As of that date, 780 companies and 1,305 securities were listed on the Hong Kong Stock Exchange.


    There are no regulations governing foreign investment in Hong Kong. There are no exchange control regulations and investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.

                                    INDIA

    India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.

    India's population is currently estimated at approximately 1,054 million; the figure in 1991, according to the official census, was 846 million. Most of the population still lives in rural areas. Approximately 84 percent are Hindus, 11 percent Muslims, 2 percent Sikhs, 2 percent Christians and 1 percent Buddhists. Hindi is one of the major languages, with English also being used widely in official and business communications. With a middle class of approximately 150 million people, India constitutes one of the largest markets in the world.


    Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India's independence. The Bombay Stock Exchange, for example, was founded over 120 years ago, is the oldest stock exchange in Asia and currently lists almost 5,889 companies, more than the New York Stock Exchange.


    India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980's. In 1991, the Government of Prime Minister Narasimha Rao had introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licenses known as the "License Raj", by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.

    Modern economic development in India began in the mid-1940's with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country's available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India's economy until the mid-1980's when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country's real gross domestic product has risen from an average 3-4% since the 1940's to an average 5.7% between 1991 and 1997.


    Since 1991, the Indian government has continued to adopt measures to further open the economy to private investment, attract foreign capital and speed up the country's industrial growth rate. For example, the banking industry has recently been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and no new privately owned banks had been permitted. The Government is now granting new banking licenses. The Government also has recently permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors ("FIIs"), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that FIIs would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for FIIs were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the Adviser. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Dematerialization (paperless) trading began in 1997 and as of the date hereof more than 2,050 companies have joined the National Securities Depository Ltd. (NSDL) offering demat facilities to investors. These companies represent about 80% of the market capitalization of the Indian market.


    The government has also cut subsidies to ailing public sector businesses. Further cuts, and privatizations, are expected, although resistance by labor unions and other interest groups may hinder this process. Continuing the reform process, recent budgets have implemented tax cuts for the corporate sector and reductions in import duties. In sum, the government's new policies seek to expand opportunities for entrepreneurship in India. The new government has begun well by managing to pass two crucial bills in the Parliament -- a) the Insurance Bill permitting private and foreign participation in the insurance sector, and
b) the Foreign Exchange Management Bill (FEMA) which relaxes norms for foreign exchange transactions.


    Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including both foreign direct and foreign portfolio investment, rose from about $150 million in fiscal year 1992 to over $4.6 billion in fiscal year 1997. India's foreign exchange reserves, which had fallen to about $1 billion in 1991, were $39 billion in November, 2000. Future direction of foreign investment flows, however is dependent on clear cut policy thrust from the new government.


    The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India is the world's largest democracy and has had one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily close stock exchanges or other institutions, or undermine or distract from government efforts to liberalize the Indian economy

                                  INDONESIA


    Up to early 1998, there were only two rulers of Indonesia since independence was gained from the Dutch in 1948 -- Sukarno and Suharto. However, independence and the 1965 revolution were unusually violent episodes in the life of any country. The stability which Indonesia has enjoyed during the past three decades under Suharto should, therefore, be placed against this background. The regional currency crisis in late 1997 was exacerbated in Indonesia in 1998. Under IMF's insistence, fuel prices were raised significantly which lead to rioting and an overthrow of President Suharto. An interim government under President Habibie took some momentous decisions. To hold elections in Indonesia in a free and fair manner which were a tremendous success. The new president Mr. Wahid leads a coalition, but the establishment may be considered as inexperienced to run a coalition in such a diverse country. However a referendum in East Timor led to a very violent independence.

    The huge Indonesian archipelago has a population of over 200 million. Fundamentalism is on the rise, and politicians with fundamentalist Islamic beliefs and supporters are likely to take a more active role. However, the social question, which one cannot ignore, concerns the role of the minority and non-Muslim peoples in Indonesia, in particular the Chinese community in Java. Although the total Chinese population by most accounts is less than 5 million, or around 3% of the total, approximately 80% of the commerce and much of the capital wealth remains in the hands of this small but tight-knit Chinese community. The Chinese community were the main targets of riots in 1998. Since then, there are signs of a return to normality, but confidence remains brittle.


    Indonesia began the 1980s principally as an oil exporter. During the 1970s it had a high rate of inflation but also a very rapid economic growth on the back of the oil boom. The fall in oil prices in the early 1980s, which became precipitate in the spring of 1986, therefore, forced a review of their priorities. Reducing inflation, diversifying the economy away from oil and maintaining a stable growth in the economy were selected as the main objectives. Inflation was brought from 20%, at the beginning of the decade, to around 6% in 1989-90. However, inflation had again become a problem after the crisis. Economic growth, having fallen to 2.5% in 1985 regained the level of 7.4% by 1990 and averaged at around 6% thereafter until 1997. Economic contraction is however expected in the near future. The rupiah, which had undergone a 30% once-and-for-all evaluation in the autumn of 1985, had stabilized on a "crawling peg" system with an annual devaluation of around 5% until 1997 when it seriously suffered in the Asian currency turmoil. The economic development of the country very much depends on social and political stability and also the new government's commitment to economic reforms.

                                      JAPAN

    The Japanese archipelago stretches for 1,300 miles in the western Pacific Ocean. The total area of all the islands is about equal to the size of California. Only one third of the land is suitable for agriculture, housing, industry, and commerce.

    Japan has a population of about 125 million people, roughly half that of the United States and twice that of England or Germany. Life expectancy is the highest in the world. The literacy rate in Japan approaches 100%. The high level of education, combined with the Confucian work ethic, has created a motivated work force which boasts a very high savings rate.

    Japan is evolving into a post-industrial society and economy as we approach the 21st century. Japan's postwar growth was phenomenal. By 1970, Japan's Gross National Product (GNP) had surpassed those of the United Kingdom and the former Soviet Union. The Japanese economy is now the second largest in the world; its per capita GNP is the highest among large industrial countries.

    During the era of high economic growth in the 1960s and early 1970s, Japanese expansion focused on the development of heavy industries such as steel, shipbuilding, and chemicals. In the 1970s, Japan's industrial structure shifted toward assembly industries with a strong emphasis on exports. In that decade, Japan became a major producer and exporter of automobiles and consumer electronics. In the 1980s, Japan gradually stepped toward a post-industrial society. This evolution had been characterized by an increased reliance on services, a per capita income which is the highest in the world, rapidly changing lifestyles influenced by the younger generation, a greater dependence on domestic markets, a comparative advantage in high technology, and active participation in the high-growth economies of East Asia, including China.

    Japan has had low inflation in recent years. In the past 10 years, the rate of inflation has ranged between 2% and 3% per year, making it one of the lowest rates in the world. This achievement was made possible by gains in productivity, which exceeded wage increases, and by a strong yen in the early 1990's, which reduced imported raw material costs.


    Japan's stock exchanges comprise over 25% of the world's equity market. Like other stock markets, the Japanese stock market can be volatile. For example, the Japanese stock market, as measured by the Tokyo Stock Price Index (TOPIX), increased by over 500% during the ten-year period ended December 31, 1989, reaching its high of 2884.80 on December 18, 1989, and it has declined by 59% since that time, falling to 1177.52 on November 14, 1997. This decline has had an adverse effect on the availability of credit and on the value of the substantial stock holdings of Japanese companies, in particular, Japanese banks, insurance companies and other financial institutions. This in turn has contributed to the recent weakness in Japan's economy. Japanese banks' recapitalization and record fiscal stimulus in 1998 and 1999 ruled the economy. Corporates have also started to restructure which bodes well for Japanese equity markets in the future.


                                      KOREA

    Political volatility has characterized the history of South Korea (referred to as Korea throughout this section) during the past forty years, while at the same time an extraordinary economic boom has occurred. Rigid discipline has been characteristic of the military government under President Park during the 1960s and 1970s, which were the most successful decades in economic terms particularly in the growth of Korea's exports and in the per capita income. It is important to remember how completely the cities and transport system of the southern part of the Korean peninsula had been destroyed in the civil war of the 1950s. The effort of reconstruction was, therefore, enormous. Living standards in the 1960s were extremely low. The threat from North Korea has exerted a continuous military pressure on the South in the past forty years which is probably unique to any country in the world, even including West Germany or Taiwan. Seoul is only 30 kilometers from the demilitarized zone and, therefore, lives in a continuous state of tension and fear of an imminent invasion. This very real threat is also translated into a very high percentage of military spending in the national budget. If Korea is compared with Japan, the Koreans have had to spend ten times more of their national income on defense than the Japanese.


    However, the recent historic meeting between the two presidents of North and South Korea have helped reduce tension to a large extent. Through tentative, this first step is a significant move towards a possible reunification which could take over a decade to accomplish.

    Inflation in Korea has been higher than in Japan or Taiwan. In the 1970s, Korea experienced an annual average inflation rate of nearly 15 percent. Beginning in 1982, however, the tight monetary policy succeeded in bringing this annual consumer price index down to single digits until 1990 when the rate jumped again to 8.6 percent. However, series of economic problems have flooded Korea since 1996. The Korea Won and stocks fell sharply in 1997 and early 1998. These economic difficulities forced Korea to accept International Monetary Fund's rescue package which came in with measures intended to put the economy in better order. As a result, drastic reforms have been introduced into Korea's business practices.


    Since January 1998, a dramatic economic recovery has taken place principally driven by the cyclical recovery in the semiconductor, steel and automobile industries. Sovereign debt and many top tier corporates have recovered to investment grade status with bond yields on 10 year treasuries falling from more than 1000 basis points over U.S. treasuries to less than a 200 basis point spread. Significant restructuring has taken place with the closure or nationalization of major banks and subsequent distressed asset sales by the Korea Asset Management Corporation. While the pace of large-scale corporate restructuring has begun to slow in the latter half of 1999, exciting growth and diversification is likely to continue in the technology and Internet-related fields.


    Korea has posted a spectacular economic recovery in Year 2000 though the risk of a slowing U.S. economy could cause problems to resurface.


                                    MALAYSIA


    The central dilemma in assessing Malaysia's political risk is the question of who will succeed the Prime Minister Dr. Mahathir. Since the 1969 anti-Chinese riots in Kuala Lumpur the country has been unruffled by any serious inter-racial violence and during this period a great deal has been accomplished in transforming the economy and in transferring the wealth of the country from foreign and Chinese hands into the hands of the bumiputra (or the sons of the soil), which is the dominant Malay majority. The success of this New Economic Policy is unquestioned and has given a great deal of legitimacy to the continued run of the United Malay National Organisation (UMNO) under its successive prime ministers and most recently under Dr. Mahathir Mohammed who has now held power for more than a decade. This economic success has also done much to defuse the threat from the Islamic fundamentalists who have tended to get co-opted into the ruling party. The Chinese community has also done well in economic terms although the political disunity in the Malay Chinese Association (MCA) has left them somewhat leaderless in the political sphere.


    United Malay National Organization (UMNO) the ruling party retained its significant majority in the recent elections. Though Dr. Mahatir was popular, his majority was lower than last time. The only difference was that PAS, a Muslim party won over one more state.

    Malaysia has a kingship which is shared on a five-year revolving basis among the sultans of the various states of the federation. Malaysia's relations with its neighbours are good. Singapore, remains the largest investor in the country. Malaysia, like Singapore, has experienced high growth with low inflation except during the recessions. Since 1987 Malaysia has, however, returned to the path of high growth and low inflation. The change in recent years has also been accompanied by an accelerated shift into manufacturing and away from the old dependence on the plantation sector. This manufacturing growth has been led by investment from Japan and Taiwan and notable national projects such as the Proton car. Malaysia is attempting to move up market into the new product areas such as electronics, car assembly and consumer goods. It has a literate and trainable workforce.

    As manufactured goods assume a larger importance in the composition of exports compared with crude oil, rubber and palm oil, Malaysia's trade position should gradually become steadier. For an investor, Malaysia remains vulnerable to external shocks either in terms of commodity prices or in a fall in export demand in its principal markets. As with other Asian markets, currency and the stock market were severly attacked in late 1997 and 1998. This led to the imposition of capital controls in September 1998, which have been relaxed from February 1999 onwards.

                                    PAKISTAN

    Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

    Pakistan is the world's ninth most populous country. The population is currently estimated at approximately 137 million, with an annual population growth rate of 3.0%. The national language is Urdu, although English is widely spoken and understood throughout the country.

    Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, Pakistan and India have gone to war two times, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kashmir, with its majority Muslim population.

    In earlier decades, Pakistan had a federal parliamentary system. Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. However, the lack of realistic targets, plans and successful policy implementation had finally caused problems. In November 1999, a military coup deposed Mr. Nawaz Sharif. There is so far no definite timetable for a return to democracy. Political stability is critical before investor's confidence returns.


    General Pervez Musharaf led a peaceful coup in Pakistan deposing former Prime Minister Nawaz Sharif. Following that, General Musharaf has been to reform taxation and collect unpaid taxes from many of the Nation's elite. His goal is to stablize the economy, continue with reform and conduct a democratic election at the earliest possible time.

    Periodic civil unrest witnessed in 1995 appears to have largely subsided and the metropolitan city of Karachi, the commercial heart of Pakistan, has largely regained its stability and economic vibrance. Therefore, in addition to the ongoing international investment in infrastructure projects, foreign and national private investments may gain momentum in other sectors of the economy.


    The Federal Shariat Court, a constitutionally established body which has exclusive jurisdiction to determine whether any law in Pakistan violates the principles of Islam, the official State religion, ruled in November 1991 that a number of legal provisions in Pakistan violated Islamic principles relating to Riba (an Islamic term generally accepted as being analogous to interest) and instructed the Government of Pakistan to conform these provisions to Islamic principles. It is believed that strict conformity with the ruling of the Shariat Court would substantially disrupt a variety of commercial relationships in Pakistan involving the payment of interest, although the extent and nature of any such disruption on the Pakistani economy, or any segment thereof (other than the banking system), is uncertain. The ruling of the Shariat Court has been appealed and will have no effect until the Shariat Appellate Bench of the Supreme Court of Pakistan renders a decision on the appeal. A hearing on the appeal was held in November 1993 but, in early 1994 at the request of the Government of Pakistan, the appeal is still continuing. In addition, pursuant to the Enforcement of Shariat Act, 1991 (the "Shariat Act"), the Government of Pakistan has appointed a commission to recommend steps to be taken to introduce suitable alternatives by which an economic system in Pakistan conforming to Islamic principles could be established. Since the current popularly elected government favors a free market economy, the commission may propose a pragmatic approach to the requirements of the Constitution and the Shariat Act with a view to avoiding any substantial disruption to the economy of Pakistan. There can be no assurance, however, that the commission will propose such an approach or that implementation of the steps recommended by the commission or the effect of the ultimate decision of the courts in Pakistan on this issue will not adversely affect the economy in Pakistan.

    Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. In addition, annual development plans are prepared indicating yearly allocation of investment and the program for economic development in the public and private sectors.

    For most of the 1980's, the Pakistani economy showed strong growth, with GDP increasing at over 6% per annum. Over the past decade, despite a rapid increase in the labor force, real wages in both rural and urban areas rose substantially. However, the latter part of the decade was characterized by increasing fiscal and external deficits, infrastructure deficiencies and disruptions in production. In 1989, the government initiated a three year structural adjustment program with the assistance of the International Monetary Fund. The program sought to redress the growing macroeconomic imbalances resulting from the large fiscal deficits and to increase productivity through major structural reforms in the industrial and financial sectors.

    The government of Pakistan has been heavily involved in the economy through ownership of financial and industrial enterprises, investment policies and incentives, and taxation programs established in the five-year economic plans. Recent governments, however, have announced various liberalization measures, including banking reforms and a number of measures designed to encourage the private sector.

    In February 1991, the government announced a twenty-five point liberalization and reform package. In particular, no approval would be required for the issue and transfer of shares and the issue of capital by companies in all but a few specified industries, and Pakistanis residing overseas and foreign investors would be permitted to purchase listed shares and to transfer capital and dividends without approval. The government has also embarked on a major privatization program and a large number of public sector entities have been offered for sale. Government owned banks, telecommunications and power generation and gas distribution companies are scheduled for privatization.


                                 THE PHILIPPINES

    The question most investors raise is whether the Philippines can produce responsible government and economic planning which would give it a business environment approaching that of its better-governed neighbors. Many observers dismiss this prospect out of hand citing the endemic problems of corruption and political in-fighting. However, there is no doubt that the Philippines possesses enormous natural advantages and it would be wrong to generalize about the whole archipelago of 7,000 islands from the political life of Manila alone. The island of Cebu, for example, has seen a successful economic transformation in the past twenty years. Manufacturing investment has grown and has begun to replace agriculture as a principal source of employment. The Philippines did not experience the same severe economic contraction as some of its neighbors during the Asian economic crisis of 1997-98, due to a better-capitalized banking system and lower corporate indebtedness. However, the quality of political governance has steadily deteriorated since 1997. Corruption in the Philippines appears to be on the rise as former Marcos cronies have regained control over businesses or received valuable governmental posts. While countries such as South Korea and Thailand have focused on reform and transparency, the Philippines currently appears to be regressing. Much will depend on what happens after President Estrada leaves office.


                                    SINGAPORE

    "The silent success", in the words of a Singapore government minister, of this region is based on a high literacy rate and a well-educated and trainable workforce. The investment in human capital has proven to be more important to a lasting economic growth success story than the availability of finance or technology. Singapore is the de facto financial centre of the Association of South East Asian Nations (ASEAN) region. Singapore is a small Chinese island surrounded by a sea of Muslims. Singapore is aiming its investment at Johore in Malaysia and Batam Island in Indonesia. This is the so-called growth triangle.

    One aspect of political risk is the handover of political power from one generation to another. Although Lee Kwan Yew stepped down as Prime Minister in 1990, he continues to wield a large influence and power behind the scenes. The tight control of the media and the suppression of all political opposition or criticism of the government, the People's Action Party or the Prime Minister himself, has also aroused criticism both at home and internationally.


    The Singapore economy has been characterized by the highest degree of government involvement and intervention outside of the socialist world. Nevertheless, the growth rate has been quite impressive, averaging around 7 percent, except during the recessions, and even more impressive has been the tight control of inflation which has remained extremely low at below 3 percent for the past decade. Being a small island state it is very sensitive to developments in its two main neighbours, Indonesia and Malaysia, with their large commodity-based economies. Singapore's foreign reserves held by the Monetary Authority of Singapore (MAS) and the Government Investment Corporation of Singapore (GICS) are estimated to be around US $78 billion.


                                    SRI LANKA

    Sri Lanka, historically known as Ceylon, is an island of about 65,000 square kilometers, situated off the southeast coast of India. It has a relatively well-educated population, with 10% of the 19 million Sri Lankans speaking English and a literacy rate (in Sinhalese and Tamil) of nearly 90%.

    A former British colony, Ceylon became an independent Commonwealth in 1948 and became the Democratic Socialist Republic of Sri Lanka in 1972. Sri Lanka is governed by a popularly elected President and unicameral Parliament.

    In the parliamentary elections held in August 1994, the People's Alliance led by Mrs. Chandrika Kumaratunga managed to form the government ending the 17-year regime of the United National Party. The People's Alliance has further consolidated its position by the victory of Mrs. Chandrika Kumaratunga in the presidential elections held in November 1994. The new government has accorded top priority for settling the ethnic conflict with the Tamils in the north and had initiated peace talks with the LTTE. In 1999, however, hostility with the Tamil Tigers was continuing.

    Sri Lanka's most dynamic industries now are food processing, textiles and apparel, food and beverages, telecommunications, and insurance and banking. By 1996 plantation crops made up only 20% of exports (compared with 93% in 1970), while textiles and garments accounted for 63%. GDP grew at an annual average rate of 5.5% throughout the 1990s until a drought and a deteriorating security situation lowered growth to 3.8% in 1996. The economy rebounded in 1997-98 with growth of 6.4% and 4.7%. For the next round of reforms, the central bank of Sri Lanka recommends that Colombo expand market mechanisms in nonplantation agriculture, dismantle the government's monopoly on wheat imports, and promote more competition in the financial sector.


    Although tourism has been adversely affected by the conflict with the Tamils, GDP growth was more than 4.3% in 1999.


                                     TAIWAN

    The basic geopolitical fact about Taiwan is that it sits under the shadow of mainland China and under the threat of reunification, whether peaceful or by military means. Taiwan is dependent on its close relationship with the United States and its very successful diplomacy and public relations campaign which, ever since Madame Chiang Kai-Shek's days in the 1940s has sustained a high level of sympathy in Washington for the Nationalist regime. Taiwan also has close relations with Israel, with whom it has had military as well as trade links. Taiwan remains a free capitalist enclave with some very successful entrepreneurial and export-oriented companies. The government's role in the economy is relatively small.


    Nevertheless, economic integration between the Chinese communities of China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan has capital, technology and trained entrepreneurs. Over 20 percent of Taiwan's trade is with mainland China and the total investment from Taiwan to China has exceeded US $20 billion since 1990. A shortage of skilled labour, the high cost of labour and the relatively strong New Taiwan dollar, has impelled many Taiwanese businesspeople to shift their production to Thailand, the Philippines, and Malaysia as well as China. Taiwan has over US $111 billion of foreign exchange reserves.


    Between 1960 and 1997, Taiwan's GNP grew from less than $2 billion to over $280 billion. The economic growth has been accompanied by a transformation of domestic production from labor intensive to capital intensive industries in the 1970s and finally to higher technology industries in the 1980s. The Taiwan Stock Exchange Corp. is viewed as a highly priced and highly volatile securities market.

    Taiwan has a very Chinese culture and way of life which can affect the commercial systems. For example, business deals very often depend on the personal contact and mutual trust between the two parties involved.

                                   THAILAND

    Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. The monarchy plays a key role in maintaining the country's political stability and independence. Nevertheless, since the absolute monarchy was ended in 1932 there have been twenty-one coup d'etats, of which twelve have been successful. Thailand in the 1990s may remain democratic but the King and the army will continue to play a role.

    Thailand has a free and independent peasant population which has, on the whole, enjoyed a higher standard of living than their neighbours and, therefore, the communist movement has never made much headway among the rural people. On the other hand again, Thailand's extraordinary economic growth in the 1980s (averaging 10 percent per annum) has put great strains not only on the urban environment because of traffic jams and pollution, but also on the social and family system. Many rural families have been forced to send their teenage children to the cities to find employment. The contrast of living standards between Bangkok and the north east provinces (an estimated per capital income would be perhaps US $2,000 per annum for the former and less than US $500 per annum for the latter) must eventually create social tensions and potential unrest. Buddhism must also be counted as a major factor of political stability.

    Thailand's economy has been among the fastest growing in the world during the past decade. The take-off really began in 1986-7 with the flood of new foreign investment into the country, largely from Japan and Taiwan. There has been a large shift away from agriculture towards manufacturing. As recently as 1980, 50 percent of Thailand's exports consisted of rice and tapioca and other agricultural products. By 1990, 75 percent of the total volume of exports were manufactured goods, mainly from the newly established assembly plants in Bangkok and the south. This has resulted in large changes in employment and moves of populations.

    It is surprising, considering the very high rate of economic growth that the economy has experienced, that prices, as measured by the consumer price index, have been kept under control. The last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, inflation has been held in single digits and has not exceeded 7 percent.

    The boom since the early 1990s has resulted in huge imbalances in the country's balance of payments position and has significantly strained its nascent banking system. These pressures finally exploded in July 1997 which led to the devaluation of the THB. Help from the International Monetary Fund was sought and arrived in the form of a US $17.2 billion aid package. The economic contraction in 1998 was severe with more than 1 million Thais pushed below the poverty line. Had it not been for the strong performance of its agriculture sector, which employs more than 50% of the country's labour force and is home to 50% of its population, its overall social stability might have been threatened. From an enviable surplus position for more than a decade, the Government was thrown into a realm of fiscal deficits. As for its financial sector, the ability of the Thai authorities to directly intervene and resuscitate its banking system has been limited due to its relatively democratic political structure compared to its neighbors.

                                                      STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                      January 1, 2001


                    EATON VANCE GREATER CHINA GROWTH FUND
                           The Eaton Vance Building
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265

    This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                                                          Page
    Strategies and Risks ..............................................      1
    Investment Restrictions ...........................................      6
    Management and Organization .......................................      9
    Investment Advisory and Administrative Services ...................     13
    Other Service Providers ...........................................     16
    Purchasing and Redeeming Shares ...................................     16
    Sales Charges .....................................................     18
    Performance .......................................................     22
    Taxes .............................................................     24
    Portfolio Security Transactions ...................................     26
    Financial Statements ..............................................     28


Appendices:
    A: Class A Fees, Performance and Ownership ........................    a-1
    B: Class B Fees, Performance and Ownership ........................    b-1
    C: Class C Fees, Performance and Ownership ........................    c-1
    D: China region Countries .........................................    d-1


    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 2001, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS


CHINA REGION RISKS. Investments in the China region can involve significant risks that are generally not involved with investments in U.S. companies. The Fund is intended for long-term investors who can accept international investment risk and little or no current income. The Fund is not intended to be a complete investment program. A prospective investor should take into account personal objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. China region investments may offer higher potential for gains and losses than investments in the United States.

    The Portfolio will, under normal market conditions, invest at least 65% of its total assets in equity securities of China growth companies ("Greater China investments"). Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the Adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will attempt to promptly dispose of any convertible debt instrument which is rated or determined by the Adviser to be below investment grade subsequent to acquisition by the Portfolio.

    In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. The Portfolio will not, under normal market conditions, invest more than 35% of its total assets in equity securities other than Greater China investments, warrants, options on securities and indices, options on currency, futures contracts and options on futures, forward foreign currency exchange contracts, currency swaps and any other non-equity investments. Except during unusual market conditions, the Portfolio will not invest in debt securities, other than investment grade convertible debt instruments.


SECURITIES TRADING MARKETS. A high proportion of the shares of many issuers in the China region may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the China region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the China region may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, China region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

    China region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has no securities laws of nationwide applicability. Municipal securities regulations governing the Shanghai and Shenzhen securities exchanges are new. Stockbrokers and other intermediaries in the China region may not perform as well as their counterparts in the United States and other more developed securities markets.

    Settlement of securities transactions in many China region countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.


CHINA REGION COUNTRY CONSIDERATIONS. The Portfolio will invest in China region countries with emerging economies or securities markets. Political and economic structures in many of such countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described herein, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgement in the courts of these countries than it is in the United States. China does not have a comprehensive system of laws and some laws are not even publicly available.


    The Fund and the Portfolio each intend to conduct its respective affairs in such a manner to avoid taxation. Nevertheless, certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that in the future the Portfolio will be able to repatriate its income, gains or initial capital from these countries.

DIRECT INVESTMENTS. The Portfolio may invest up to 10% of its total assets in direct investments in China growth companies. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Portfolio with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio's investment in the enterprise. Such a representative of the Portfolio will be expected to provide the Portfolio with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

    The Portfolio may also invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

    The value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. In spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    The Portfolio may enter into forward foreign currency exchange contracts in several circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when management of the Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

    The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected. Currency swaps require maintenance of a segregated account as described under "Asset Coverage Requirements" below. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Advisers.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. The use of futures for nonhedging purposes is limited by regulations of the Commodity Futures Trading Commission. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous days settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, currency swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable securities and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered.) The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

FOREIGN CURRENCY TRANSACTIONS. Forward foreign currency exchange contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Portfolio may purchase call and put options, including those traded in the over-the-counter markets, on any securities in which the Portfolio may invest or options on any securities index composed of securities in which the Portfolio may invest. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested. The Portfolio may enter into futures contracts (and options thereon) traded on a foreign exchange, only if the Adviser determines that trading on such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States CFTC-regulated exchanges.

    To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to market value of the securities loaned, which will be marked to market daily. Cash equivalents include short-term municipal obligations as well as taxable certificates of deposit, commercial paper and other short-term money market instruments. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or holding of their consent on a material matter affecting the investment. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Adviser to be sufficiently creditworthy and when, in the judgment of the Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses including finders fees.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. Short-term trading may be advisable in light of a change in circumstances of a particular company or within a particular industry, or in light of general market, economic or political conditions. High portfolio turnover may also result in the realization of substantial net short-term capital gains. For the fiscal years ended August 31, 1999 and 1998, the portfolio turnover rates of the Portfolio were 57% and 42%, respectively.

TEMPORARY INVESTMENTS. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents include high grade debt securities of foreign and U.S. companies, foreign governments and the U.S. government and their respective agencies, instrumentalities, political subdivisions and authorities, as well as high quality money market instruments denominated in U.S. or foreign currencies.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

    (1) issue senior securities (as defined in the Investment Company Act of 1940 and rules thereunder) or borrow money, except that the Fund or the Portfolio may borrow:

      (i) from banks to purchase or carry securities, commodities, commodities contracts or other investments;

      (ii) from banks for temporary or emergency purposes not in excess of 10% of its gross assets taken at market value; or

      (iii) by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund's or Portfolio's total assets, including all borrowings then outstanding, is equal to at least 300% of the aggregate amount of borrowings then outstanding. Any such borrowings may be secured or unsecured. The Portfolio or the Fund may issue securities (including senior securities) appropriate to evidence such indebtedness, including reverse repurchase agreements.

    (2) Pledge its assets, except that the Portfolio or the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with investment restriction (1) above; for the purpose of this restriction the deposit of assets in a segregated account with the Portfolio's or the Fund's custodian, as the case may be, in connection with any of the Portfolio's or the Fund's respective investment transactions is not considered to be a pledge.

    (3) Purchase securities on margin (but the Portfolio or the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

    (4) Make short sales of securities or maintain a short position, unless at all times when a short position is open the Portfolio or the Fund either owns an equal amount of such securities or owns securities convertible into or exchangeable, without the payment of any additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

    (5) Purchase securities issued by any other open-end investment company or investment portfolio, except as they may be acquired as part of a merger, consolidation or acquisition of assets, except that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund and except as otherwise permitted by the Investment Company Act of 1940.

    (6) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio or the Trust or is a member, officer, director or trustee of any investment adviser of the Portfolio or the Fund, if after the purchase of the securities of such issuer by the Portfolio or the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at current value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at current value); provided, however, that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund and having any officers, directors, trustees or security holders who are officers or Trustees of the Trust.

    (7) Underwrite securities issued by other persons, except insofar as the Fund or the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security, and except that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund.

    (8) Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Portfolio or the Fund is authorized to invest in accordance with their respective investment objective and policies, (b) entering into repurchase agreements and
(c) lending their respective portfolio securities.

    (9) Purchase the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets and as a result of such purchase (a) more than 5% of the total assets of the Portfolio or the Fund, as the case may be (taken at current value), would be invested in the securities of such issuer, or (b) the Fund or the Portfolio would hold more than 10% of the outstanding voting securities of that issuer, except that the Fund may invest all or substantially all of its assets in, and may acquire up to 100% of the outstanding voting securities of either the Portfolio or any other registered investment company having substantially the same investment objectives as the Fund.

    (10) Purchase any security if, as a result of such purchase, 25% or more of the total assets of the Portfolio or the Fund, as the case may be (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry (the electric, gas and telephone utility industries being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund.

    (11) Invest for the purpose of gaining control of a company's management.

    (12) Purchase or sell real estate, although the Fund or the Portfolio may purchase and sell securities which are secured by interests in real estate, securities of issuers which invest or deal in real estate and real estate that is acquired as the result of the ownership of securities.

    (13) Purchase or sell physical commodities (other than currency) or contracts for the purchase or sale of physical commodities (other than currency).

    (14) Buy investment securities from or sell them to any of the respective officers or Trustees of the Trust or the Portfolio, the Portfolio's investment adviser or the Fund's principal underwriter, as principal; provided, however, that any such person or firm may be employed as a broker upon customary terms and that this restriction does not apply to the Fund's investments in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund.

    (15) Purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    For the purpose of investment restrictions (1), (2) and (3), the arrangements (including escrow, margin and collateral arrangements) made by the Portfolio or the Fund with respect to their respective transactions in all types of options, futures contracts, options on futures contracts, forward contracts, currencies, and commodities and options thereon shall not be considered to be
(i) a borrowing of money or the issuance of securities (including senior securities) by the Portfolio or the Fund, as the case may be, (ii) a pledge of its assets or (iii) the purchase of a security on margin.

    For as long as a feeder fund of the Portfolio has registered shares in Hong Kong (and for so long as Hong Kong requires the following restrictions), the Portfolio may not:


        (i) invest (except as stated below) more than 10% of its net assets in the securities of any one issuer;

        (ii) purchase (except as stated below) more than 10% of the ordinary shares of any one issuer;

        (iii) invest more than 15% of net assets in securities which are not listed or quoted on any stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which such securities are regularly traded (a "Market");

        (iv) invest more than 15% of net assets in warrants and options for non-hedging purposes;

        (v) write call options on Portfolio investments exceeding 25% of its total net asset value in terms of exercise price;

        (vi) enter into futures contracts on an unhedged basis where the net total aggregate value of contract prices, whether payable by or to the Portfolio under all outstanding futures contracts, together with the aggregate value of holdings under (vii) below exceeds 20% of the net total asset value of the Portfolio;

        (vii) invest in physical commodities (including gold, silver, platinum or other bullion) and commodity based investments (other than shares in companies engaged in producing, processing or trading in commodities) which value together with the net aggregate value of the holdings described in
    (vi) above, exceeds 20% of the Portfolio's net asset value;

        (viii) purchase shares of other investment companies exceeding 10% of net assets. In addition, the investment objective of any investment company in which any Portfolio invests must not be to invest in investments prohibited by this undertaking and where the investment company's investment objective is to invest primarily in investments which are restricted by this undertaking, such holdings must not be in contravention of the relevant limitation;

        (ix) borrow more than 25% of its net assets (provided that for the purposes of this paragraph, back to back loans are not to be categorized as borrowings but any reverse purchase agreement entered into by a Portfolio will constitute a form of leverage and hence, will count towards the 25% borrowing limit);

        (x) write uncovered options;

        (xi) invest in real estate (including options, rights or interests therein but excluding shares in real estate companies);

        (xii) assume, guarantee, endorse or otherwise become directly or contingently liable for, or in connection with, any obligation or indebtedness of any person in respect of borrowed money without the prior written consent of the custodian of the Portfolio;

        (xiii) engage in short sales involving a liability to deliver securities exceeding 10% of its net assets provided that any security which a Portfolio does sell short must be actively traded on a market;

        (xiv) subject to (vi) above, purchase an investment with unlimited liability or;

        (xv) purchase any nil or partly-paid securities unless any call thereon could be met in full out of cash or near cash held by it in the amount of which has not already been taken into account for the purposes of (v) above.

    Notwithstanding (i) and (ii) above:

        (i) up to 30% of a Portfolio's total net asset value may be invested in government and public securities of the same issue; and

        (ii) subject to (i) above, a Portfolio may invest all of its assets in government and other public securities in at least six different issues.

    The Fund and the Portfolio have adopted the following investment policy which may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio without approval of the Fund or its other investors. The Fund and the Portfolio will not invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

    Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Nevertheless, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with its policy of investing at least 65% of total assets in equity securities of China growth companies. Moreover, the Fund and the Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.


    Although permissible under the Fund's investment restrictions, the Fund has no present intention during the coming fiscal year to: borrow money; pledge its assets; underwrite securities issued by other persons; or make loans to other persons.

                         MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address of Lloyd George is 3808 One Exchange Square, Central, Hong Kong. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).


JAMES B. HAWKES (59), President of the Trust, Vice President of the Portfolio and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR. Director of Lloyd George Management (B.V.I.) Limited.

HON. ROBERT LLOYD GEORGE (48), President of the Portfolio and Trustee of the Portfolio*
Chairman and Chief Executive Officer of LGM. Chairman and Chief Executive
  Officer of Lloyd George.
Address: 3808 One Exchange Square, Central, Hong Kong

JESSICA M. BIBLIOWICZ (40), Trustee of the Trust*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 787 Seventh Avenue, New York, NY 10019

EDWARD K.Y. CHEN (55), Trustee of the Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company and Asia Satellite Telecommunications Holdings Ltd., and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government from 1992-1997 and Chairman of the Consumer Council from 1991-1997.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong

DONALD R. DWIGHT (69), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (65), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick-Cedant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02190

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November,
  2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee of the Trust
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (70), Trustee of the Trust
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

THOMAS E. FAUST, JR. (42), Vice President of the Trust
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

WILLIAM WALTER RALEIGH KERR (50), Vice President and Assistant Treasurer of the Portfolio
Director, Finance Director and Chief Operating Officer of Lloyd George.
  Director of LGM.
Address: 3808 One Exchange Square, Central, Hong Kong

JAMES L. O'CONNOR (55), Treasurer
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC.
  Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Hayes, Dwight and Reamer and Ms. Stout, are members of the Special Committee of the Board of Trustees of the Trust and Messrs. Hayes, Dwight and Reamer, are members of the Special Committee of the Board of Trustees of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, the Advisers or their affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.


    Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Hayes, Chen and Dwight are members of the Audit Committee of the Board of Trustees of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent certified public accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls of the Trust, the Portfolio and certain of their service providers.


    Trustees of the Portfolio (except Mr. Chen) that are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended August 31, 2000, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio, and for the year ended December 31, 1999, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

          SOURCE OF             JESSICA M.     HON. EDWARD     DONALD R.     SAMUEL L.     NORTON H.      LYNN A.       JACK L.
         COMPENSATION           BIBLIOWICZ      K.Y. CHEN        DWIGHT      HAYES, III      REAMER        STOUT        TREYNOR
          ---------               -------        -------        -------       -------       -------       -------       ------
Trust(2) .....................   $  1,590        $  --          $  2,633      $  2,998      $  2,785      $  2,051      $  2,052
Portfolio ....................      --             6,250           2,018         2,363         1,963         --            --
Trust and Fund Complex .......    160,000         22,063         160,000(3)    170,000       160,000       160,000(4)    170,000

------------
(1) As of January 1, 2001, the Eaton Vance Fund complex consists of 151 registered investment companies or series thereof.
(2) The Trust consisted of 5 Funds as of August 31, 2000.
(3) Includes $60,000 of deferred compensation.
(4) Includes $16,000 of deferred compensation.

    The Advisers are subsidiaries of Lloyd George Management (B.V.I.) Limited, which is ultimately controlled by the Hon. Robert J.D. Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the Adviser. Mr. Hawkes is a Trustee and officer of the Trust and an officer of the Fund's sponsor and manager. Mr. Hayes is a Trustee of the Trust.

ORGANIZATION. The Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 and is operated as an open-end management investment company. The Fund (formerly EV Marathon Greater China Growth Fund) established 3 classes of shares on September 1, 1997 -- Class A shares (formerly EV Traditional Greater China Growth Fund), Class B shares and Class C shares (formerly EV Classic Greater China Growth Fund) of Eaton Vance Greater China Growth Fund. Information herein prior to such date is for the Fund before it became a multiple-class fund.


    The Trust may issue an unlimited number of shares of beneficial interest
(no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.


    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


    The Portfolio was organized as a trust under the laws of the state of New York on September 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


INVESTMENT ADVISORY SERVICES. The Portfolio has engaged Lloyd George Management (Hong Kong) Limited ("LGM-HK") as its investment adviser. Pursuant to a service agreement effective on January 1, 1996 between LGM-HK and its affiliate, Lloyd George Investment Management (Bermuda) Limited ("LGIM-B"), LGIM-B, acting under the general supervision of the Portfolio's Board of Trustees, is responsible for managing the Portfolio's investments. LGM-HK supervises LGIM-B's performance of this function and retains its contractual obligations under its investment advisory agreement with the Portfolio. LGM-HK and LGIM-B are both referred to separately as an Adviser or together as the Advisers or LGM.


    LGIM-B is responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions. Under the investment advisory agreement, LGM-HK is entitled to receive a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                      ANNUAL
     CATEGORY     AVERAGE DAILY NET ASSETS                          ASSET RATE
     --------     ------------------------                          ----------
         1        less than $500 million ........................      0.75%
         2        $500 million but less than $1 billion .........      0.70
         3        $1 billion but less than $1.5 billion .........      0.65
         4        $1.5 billion but less than $2 billion .........      0.60
         5        $2 billion but less than $3 billion ...........      0.55
         6        $3 billion and over ...........................      0.50

    Since January 1, 1996, LGM-HK pays to LGIM-B the entire amount of the advisory fee payable by the Portfolio under its investment advisory agreement with LGM-HK.


    As of August 31, 2000, the Portfolio had net assets of $169,181,050. For the fiscal years ended August 31, 2000, 1999 and 1998, LGM-HK earned advisory fees of $1,376,522, $1,196,133 and $2,102,636, respectively, (equivalent to
0.75% of the Portfolio's average daily net assets for each such year).


    The Portfolio's investment advisory agreement with LGM-HK remains in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the LGM-HK may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of LGM-HK, LGM-HK shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.

    While the Portfolio is a New York trust, the Advisers, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the Advisers and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

INFORMATION ABOUT LLOYD GEORGE. LGM specializes in providing investment management services with respect to equity securities of companies trading in Asian securities markets, and also those of emerging markets. LGM currently manages portfolios for both private clients and institutional investors seeking long-term capital growth and has advised Eaton Vance's international equity funds since 1992. LGM's core investment team consists of fourteen experienced investment professionals who have worked together over a number of years successfully managing client portfolios in non-U.S. stock markets. The team has a unique knowledge of, and experience with, Asian and emerging markets. LGM analysts cover Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM.

    The Advisers and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, the Advisers and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service.


    The directors of LGM-HK are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan and Adaline Mang-Yee Ko. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of each Adviser and Mr. Kerr is Chief Operating Officer of each Adviser. The directors of LGIM-B are the Honorable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The business address of the first six individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.


    Adaline Mang-Yee Ko is a director of LGM and manages the Portfolio. She was born in 1943 and educated at University of Birmingham, England and at London Business School, where she received her MBA. Ms. Ko has over 14 years experience working with Far East Asian equities. From 1982-1988, she worked at Save & Prosper Group Ltd. as an investment manager. In 1988, Ms. Ko transferred to Robert Fleming & Co. Ltd. In 1990, she was promoted to Director of Fleming Investment Management Ltd. In 1992, she was promoted to Head of the Pacific Region Portfolios Group where she supervised a team of 5 with responsibility for over $1.5 billion in assets under management. Ms. Ko joined LGM in 1995.

    The Advisers follow a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, adhering to the most rigorous international standards of fundamental security analysis, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.

ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with the Fund and administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

                                                                        ANNUAL
     CATEGORY    AVERAGE DAILY NET ASSETS                            ASSET RATE
     --------    ------------------------                            ----------

         1       less than $500 million .........................     0.25%
         2       $500 million but less than $1 billion ..........     0.23333
         3       $1 billion but less than $1.5 billion ..........     0.21667
         4       $1.5 billion but less than $2 billion ..........     0.20
         5       $2 billion but less than $3 billion ............     0.18333
         6       $3 billion and over ............................     0.16667


    As of August 31, 2000, the Portfolio had net assets of $169,181,050. For the fiscal years ended August 31, 2000, 1999 and 1998, Eaton Vance earned administration fees of $458,639, $399,310 and $700,907, respectively, (equivalent to 0.25% of the Portfolio's average daily net assets for each such year).

    As of August 31, 2000, the Fund had net assets of $166,020,998. For the fiscal years ended August 31, 2000, 1999 and 1998, Eaton Vance earned management fees of $451,884, $394,743 and $695,437, respectively (equivalent to 0.25% of the Fund's average daily net assets for each such year).


    Eaton Vance's management contract with the Fund and administration agreement with the Portfolio will each remain in effect from year to year for so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or the Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred. Each agreement was initially approved by the Trustees, including the noninterested Trustees, of the Trust or the Portfolio which is a party thereto at meetings held on September 8, 1992 and on October 8, 1992, respectively, of the Trust and the Portfolio.


INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EXPENSES. The Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the management contract and administration agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. Expenses of the Fund allocated to a particular class include those incurred under the Distribution Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.


                           OTHER SERVICE PROVIDERS


PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the Fund's principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.


CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. PFPC Global Fund Services, P.O. Box 9656, Providence, RI 02904-9656, serves as transfer and dividend disbursing agent for the Fund.


                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as the percentage equal to a fraction
(i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by Reuters Information Service.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

    In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redempton by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B and Class C shares, the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B and Class C shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance Funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company (or series or class thereof) with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.


    The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account.


STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

    If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.


RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). For purposes of calculating the CDSC applicable to investment dealer fund shares acquired in an exchange, the CDSC schedule applicable to the exchanged shares will apply and the purchase of investment dealer fund shares is deemed to have occurred at the time of the original purchase of the exchanged shares, except that the time during which a shareholder holds such investment dealer fund shares will not be credited toward completion of the CDSC period.


TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS. The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) .50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) .25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permissible, pursuant to a rule of the National Association of Securities Dealers, Inc.

    The Class A Plan also provides that the Class will pay a quarterly service fee to the principal underwriter in an amount equal on an annual basis to .25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a quarterly service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. Service fee payments to investment dealers will be in addition to sales charges on Class A shares which are reallowed to investment dealers. If the Class A Plan is terminated or not continued in effect, the Class has no obligation to reimburse the principal underwriter for amounts expended by the principal underwriter in distributing Class A shares. For the distribution fees paid by Class A shares, see Appendix A.

    The Trust also has in effect compensation-type Distribution Plans (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. The Class B and Class C Plans are designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B and Class C Plans provide that the Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of shares. On each sale of shares (excluding reinvestment of distributions), the Fund will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. For Class C shares, the principal underwriter currently expects to pay to an investment dealer (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such dealer, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the sales commission as reimbursement for the sales commissions paid to investment dealers at the time of sale. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B and Class C Plans provide that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by
it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B and Class C shares, see Appendix B and Appendix C, respectively.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B and Class C Plans by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B and Class C Plans.

    Distribution of Class B and Class C shares of the Fund by the principal underwriter will also be encouraged by the payment by LGIM-B to the principal underwriter of amounts equivalent to .15% for Class B and .125% for Class C of each Class's annual average daily net assets. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B and Class C Plans and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.


    The Class B and Class C Plans also authorize each Class to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid by Class B and Class C shares, see Appendix B and Appendix C, respectively.

    Currently, payments of sales commissions and distribution fees and of service fees equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plans through an increase in the Fund's assets (thereby increasing the management and administration fees payable to the manager and the advisory fee payable to LGM resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B and Class C Plans if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B or Class C Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A, Class B and Class C Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Fund have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.


    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B and Class C Plans will compensate the principal underwriter for its services and expenses in distributing those classes of shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment, and (iv) the deduction of any CDSC at the end of the period. The Fund may also publish total return figures for each class based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For information concerning the total return of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings and/or ratings or other information prepared by recognized mutual fund statistical services. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.


    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. In addition, evaluations of the Fund's performance or rankings and/or ratings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors. Such information may also include commentary prepared by Eaton Vance professionals, including portfolio managers.

    Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

    Information used in advertisements and materials furnished to present or prospective shareholders may include descriptions of the economies of China and countries in the China region. Such descriptions may include discussions of developments in such economies; statistical information relating to China and China region countries, companies located in such countries and the stock markets of such countries; and opinions of the Adviser. Information provided to present and prospective shareholders may also include descriptions of the Adviser's investment experience and the benefits of global investing.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g., common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.


    Information used in advertisements and in material provided to present and prospective shareholders may include descriptions of Lloyd George, Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Trust (or Principal Underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. the Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund so qualified for its fiscal year ended August 31, 2000.

    Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (11) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

    The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors

    Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

    Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charge on the proceeds from the sales of the investment in such company; however, this tax can be avoided by making an election to mark such investment to market annually or treat the passive foreign investment company as a "qualified electing fund".

    If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

    A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

    Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

    Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 3 1 An individual's TIN is generally his or her social security number.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by the Adviser.

    The Adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the Adviser for execution with many firms. The Adviser uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Adviser's other clients in part for providing brokerage and research services to the Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive Research Services from broker-dealer firms with which the Adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that the Adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or
(iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended August 31, 2000,1999 and 1998, the Portfolio paid brokerage commissions of $501,956, $563,163 and $1,005,499, respectively, with respect to portfolio transactions. Of this amount, approximately $246,324, $169,025 and $555,173 was paid in respect of portfolio security transactions aggregating approximately $161,671,584, $173,073,398 and $224,737,604, respectively, to firms which provided some Research Services to the Adviser's organization (although many such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                             FINANCIAL STATEMENTS


    The audited financial statements of and the independent auditors' report for the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the Fund's most recent annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended August 31, 2000, as previously filed electronically with the SEC (Accession No.
0000912057-00-045980).

                                  APPENDIX A

                   CLASS A FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended August 31, 2000, Class A paid distribution fees under the Plan to the prinicpal underwriter aggregating $197,025. During the fiscal year ended August 31, 2000, Class A made service fee payments to the principal underwriter and investment dealers aggregating $164,041, of which $152,568 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges paid in connection with sales of Class A shares during the fiscal years ended August 31, 2000, 1999 and 1998, were $156,097, $62,370 and $345,848, respectively, of which $9,578, $8,434 and $47,702, respectively, was received by the principal Underwriter. For the fiscal years ended August 31, 2000, 1999 and 1998, investment dealers received $146,519, $53,936 and $298,146, respectively, from the total sales charges.

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 2000, Class A paid the principal underwriter $4,782.50 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in a predecessor fund reorganized September 1, 1997 into Class A shares for the periods shown in the table. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                     VALUE OF $1,000 INVESTMENT


                                                                              TOTAL RETURN                    TOTAL RETURN
                                                                           EXCLUDING MAXIMUM               INCLUDING MAXIMUM
                                          VALUE OF       VALUE OF             SALES CHARGE                    SALES CHARGE
       INVESTMENT          INVESTMENT      INITIAL      INVESTMENT   ------------------------------  ------------------------------
         PERIOD               DATE       INVESTMENT     ON 8/31/00     CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
         ------              ------        -------        ------     --------------  --------------  --------------  --------------
Life of the Fund*           10/28/92       $942.51      $1,493.41        58.45%           6.05%          49.34%           5.25%
5 Years Ended
  8/31/00                    8/31/95       $942.38      $1,039.37        10.29%           1.98%           3.94%           0.78%
1 Year Ended
  8/31/00                    8/31/99       $942.15      $1,172.73        24.47%          24.47%          17.27%          17.27%


* Investment operations began on October 28, 1992.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of December 1, 2000, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 20.3% of the outstanding Class A shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class A shares as of such date.

                                  APPENDIX B

                   CLASS B FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended August 31, 2000, the principal underwriter paid to investment dealers sales commissions of $111,923 on sales of Class B shares. During the same period, the Fund made distribution payments to the Principal Underwriter under the Distribution Plan aggregating $748,513 and the principal underwriter received approximately $167,000 in CDSCs imposed on early redeeming shareholders. These distribution payments and CDSC payments reduced uncovered distribution charges under the Plan. As at August 31, 2000, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $2,822,000 (which amount was equivalent to approximately 3.1% of the net assets attributable to Class B on such day). During the fiscal year ended August 31, 2000, Class B made service fee payments to the principal underwriter and investment dealers aggregating $240,357, of which $232,887 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 2000, Class B paid the principal underwriter $6,855 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in the table. The total return for Class B prior to June 7, 1993 reflects the total return of another investment company that invested in the Portfolio adjusted to reflect the Class B sales charge. This total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the performance would be lower. Past performance is no guarantee of future results. Investment return and principal vaue will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                    VALUE OF A $1,000 INVESTMENT


                                            VALUE OF          VALUE OF
                                           INVESTMENT        INVESTMENT
                                             BEFORE            AFTER            TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                          DEDUCTING THE    DEDUCTING THE        DEDUCTING THE CDSC           DEDUCTING THE CDSC
 INVESTMENT   INVESTMENT    AMOUNT OF         CDSC              CDSC        --------------------------    -------------------------
   PERIOD        DATE       INVESTMENT     ON 8/31/00        ON 8/31/00       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
   ------        ----       ----------     ----------        ----------       ----------    ----------    ----------    ----------
Life of the
Fund*          10/28/92       $1,000        $1,546.22        $1,546.22          54.62%          5.72%        54.62%         5.72%
5 Years
Ended
8/31/00         8/31/95       $1,000        $1,073.83        $1,053.83           7.38%          1.43%        5.38%          1.05%
1 Year Ended
8/31/00         8/31/99       $1,000        $1,238.79        $1,188.79          23.88%         23.88%        18.88%        18.88%


* Predecessor Fund commenced operations December 28, 1993.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As of December 1, 2000, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 21.6% of the outstanding Class B shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class B shares as of such date.

                                  APPENDIX C

                   CLASS C FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended August 31, 2000, the principal underwriter paid to investment dealers sales commissions of $70,242 on sales of Class C shares. During the same period, the Fund made distribution payments to the principal underwriter under the Distribution Plan aggregating $62,643 and the principal underwriter received approximately $13,000 in CDSCs imposed on early redeeming shareholders. These distribution payments and CDSC payments reduced uncovered distribution charges under the Plan. As at August 31, 2000, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $4,953,000 (which amount was equivalent to approximately 55.9% of the net assets attributable to Class C on such day). During the fiscal year ended August 31, 2000, Class C made service fee payments to the principal underwriter and investment dealers aggregating $20,881 of which $16,835 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 2000, Class C paid the principal underwriter $677.50 for repurchase transactions handled by it.


                             PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class C shares for the periods shown in the table. Total return for Class C prior to December 28, 1993 reflects the total return of another investment company that invested in the Portfolio adjusted to reflect the Class C sales charge. This total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, performance would be lower. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                    VALUE OF A $1,000 INVESTMENT


                                              VALUE OF         VALUE OF
                                               INVEST-          INVEST-
                                           MENT BEFORE DE-  MENT AFTER DE-      TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                           DUCTING THE      DUCTING THE          DEDUCTING THE CDSC          DEDUCTING THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF        CDSC             CDSC        --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/00       ON 8/31/00      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund*         10/28/92      $1,000        $1,511.71        $1,511.71        51.17%         5.41%        51.17%         5.41%
5 Years
Ended
8/31/00            8/31/95      $1,000        $1,064.04        $1,064.04         6.40%         1.25%         6.40%         1.25%
1 Year
Ended
8/31/00            8/31/99      $1,000        $1,237.82        $1,227.82        23.78%        23.78%        22.78%        22.78%


* Predecessor Fund commenced operations June 7, 1993.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class C shares of the Fund. As at December 1, 2000, Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, and City of Pasadena Employees Deferred Compensation Plan c/ o NPC of Delaware, Newport, DE and PaineWebber fbo Inversiones Lograno PaineWebber, Coral Gables, FL were the record owners of approximately 20.1%, 6.4% and 5.5%, respectively, of the outstanding Class C shares which are held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class C shares as of such date.

                                  APPENDIX D

                            CHINA REGION COUNTRIES

    The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of China region countries and the Fund's performance.

                           PEOPLE'S REPUBLIC OF CHINA

    China is the world's third largest country occupying a region of 9.6 million square kilometers.China is the world's most populous nation, consisting of more than one-fifth of the human race. The estimated population is approximately 1.2 billion.

    In 1949, the Communist Party established the People's Republic of China. The Communist government engaged in numerous campaigns to industrialize the country with various programs. The failure of the Communist Party to achieve substantive economic growth eventually led to the ascendancy of reformers headed by Deng Xiaoping. In the late 1970's, the Chinese government, which had remained isolated from the world, opened its doors by encouraging foreign investment and expertise inside its borders.

    In 1989, a growing dissatisfaction with the corruption in the Communist government led to anti-government student protests culminating in what is known as the Tiananmen Square incident. The government's use of the military to suppress a peaceful demonstration resulted in world-wide criticism. However, recent developments in China have been encouraging. The death of Deng Xiaoping did not trigger any social unrest and restructuring of state-owned enterprises had been the main theme of the 15th Party Congress held in 1997. Leadership under Jiang Zemin remains committed to the implementation of economic reforms. Investment in China still entails significant political risk of nationalization or expropriation. China's imminent admission to the WTO will accelerate the reform process and reduce investment risks.

    Since 1992, China has achieved annual growth in real gross domestic product
(GDP) averaging in excess of 10%. The economy in China consists of three sectors: state, cooperative, and private. The state sector, though decreasing in weighting, continues to constitute the bulk of the economy. In recent years, however, the economy has been significantly restructured through the abolition of the commune system in rural areas and the relaxing of government authority in the day to day operations in both agricultural and industrial enterprises. As the government assumes more of a regulatory and supervisory role and less of a direct management role, market forces have been allowed to operate. This has resulted in increased productivity and rising incomes.

    In 1990, industry accounted for 45.8% of China's National Income. In the first three decades under Communist rule, China placed great emphasis on heavy industry. Since the reform program began in 1978, a much greater emphasis has been placed on light industry. Considerable industrial growth has come from industrial enterprises in rural townships which are engaged in the processing and assembly of consumer goods. These operations are concentrated in southern China, where a major light industrial base has developed. Industrial output has grown rapidly and is increasingly important to the Chinese economy. China's current industrial policy also places emphasis on high-technology industries supported by foreign technology, such as micro-electronics and telecommunications. However, many enterprises have a huge staff burden which must be relieved to increase the competitiveness of the enterprises. To avoid social unrest caused by the increase in unemployment rate, there is so far no easy solution.

    Inflation, which was a problem in early 1990s, has been under control. Inflation rate rocketed to 24% in 1994 and then dropped to 8.3% in 1996 and 2.8% by 1997. The control achieved over inflation is the result of austerity measures implemented by the government during 1994, 1995 and early 1996. The impact of these austerity measures was exacerbated by the Asian financial crisis of 1997 and 1998, and the inherent structural imbalances in the Chinese economy, caused China to enter a sustained period of deflation. In response, the Chinese government has implemented a series of fiscal and monetary stimulus packages aimed at boosting domestic demand.


    Textiles and garments together form the single largest export category, representing about one quarter of total export values. China's trade balance has fluctuated over the last five years. In the first ten months of 2000, China's foreign trade yielded a surplus of U.S. $23.1 billion. Hong Kong is one of the leading destination for Chinese exports, accounting for over 20% of total export volume. Hong Kong is also a major re-export center for Chinese goods. Other large export markets for China include Japan, the United States, and Germany. Over the past few years, China's imports have continued to expand and diversify. Japan, the United States and Korea are China's top three suppliers. Other major suppliers include Hong Kong and Germany.

    China has traditionally adopted a policy of self-reliance when financing development. The country has remained a conservative borrower but, since the early 1980s, has been making greater use of foreign capital and financing, including government-assisted facilities and project and trade financing. Total foreign debt as at first half of 2000 was estimated at U.S. $147.6 billion while foreign exchange reserve was at U.S. $64.6 billion. The primary sources of foreign capital for China include: International Monetary Fund and World Bank loans and credits; government low interest loans and credits; and commercial loans and credits.


    There is centralized control and unified management of foreign exchange in China. The renminbi has been devalued progressively in the past decade, depreciating by almost 70% against the U.S. dollar between 1981 and 1990. However, it has been stabilized at the 1994 level for the past 5 years.


    There currently are two officially recognized exchanges in China, the Shanghai Securities Exchange ("SHSE"), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange ("SZSE"), which commenced trading on July 3, 1991. "B" shares are offered exclusively for investment by foreign investors, and their total market capitalization in November 2000 was at $6.7 billion. A number of organized securities markets exist in other cities in China, but these are primarily over-the-counter markets. At the local level, however, many cities and provinces have promulgated securities rules and regulations. In fact, it is becoming common for state-owned enterprises to go for an overseas listing, for example by a listing of H Shares in Hong Kong, or through Red Chips securities in The Stock Exchange of Hong Kong.


                                  HONG KONG


    As a trade entrepot and finance center, Hong Kong's viability has been inexorably linked to mainland China since the establishment of the Colony in 1841. Hong Kong remains China's largest trade partner and its leading foreign investor. In the first ten months of 2000, imports from China amounted to $76.3 billion, exports and re-exports to $109.5 billion. In recent years large numbers of Hong Kong based companies have set up factories in Southern China in the province of Guangdong, where it is estimated that Hong Kong companies employ over 3 million workers. There also has been considerable growth in Chinese investment in Hong Kong over the last decade and particularly in the last five years. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the purchase of stakes in existing companies. This has traditionally been in the banking and import/export sectors. Recently, investment in telecommunication projects has increased. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong economy consisting of Hong Kong and Guangdong Province, with a combined population of over 78 million. To sustain the growth of the Guangdong economy, the Hong Kong government in 1989 unveiled PADS, the Port and Airport Development Strategy. The project, which cost in excess of $21 billion, was designed to allow Hong Kong's cargo handling capacity to increase by four times between 1988 and 2011 and its air traffic handling capacity to increase from 15 million passengers in 1988 to 50 million in 2011.


    In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations. The Basic Law, the outline for Hong Kong's government post reunification with China in 1997, calls for Hong Kong's capitalist system to remain intact for an additional fifty years after 1997. This integration process directly affects the value of Hong Kong investments.


    In the last two decades there has been a structural change in Hong Kong's economy, with growth in the services sector outpacing manufacturing growth. With more and more labor intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 1999 contributed over 85% of GDP.

    The Stock Exchange of Hong Kong Ltd. ("HKSE"), commenced trading on April 2, 1986. The HKSE, with a total market capitalization as of November, 2000 of approximately U.S. $573 billion, is now the second largest stock market in Asia, measured by market capitalization, behind only that of Japan. As of that date, 780 companies and 1,305 securities were listed on the Hong Kong Stock Exchange.


    There are no regulations governing foreign investment in Hong Kong. There are no exchange control regulations and investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.

                                     TAIWAN

    The basic geopolitical fact about Taiwan is that it sits under the shadow of mainland China and under the threat of reunification, whether peaceful or by military means. Taiwan is dependent on its close relationship with the United States and its very successful diplomacy and public relations campaign which, ever since Madame Chiang Kai-Shek's days in the 1940s has sustained a high level of sympathy in Washington for the Nationalist regime. Taiwan also has close relations with Israel, with whom it has had military as well as trade links. Taiwan remains a free capitalist enclave with some very successful entrepreneurial and export-oriented companies. The government's role in the economy is relatively small.


    Nevertheless, economic integration between the Chinese communities of China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan has capital, technology and trained entrepreneurs. Over 20 percent of Taiwan's trade is with mainland China and the total investment from Taiwan to China has exceeded U.S. $20 billion since 1990. A shortage of skilled labour, the high cost of labour and the relatively strong New Taiwan dollar, has impelled many Taiwanese businesspeople to shift their production to Thailand, the Philippines, and Malaysia as well as China. Taiwan has over U.S. $111 billion of foreign exchange reserves.


    Between 1960 and 1997, Taiwan's GNP grew from less than $2 billion to over $280 billion. The economic growth has been accompanied by a transformation of domestic production from labor intensive to capital intensive industries in the 1970s and finally to higher technology industries in the 1980s. The Taiwan Stock Exchange Corp. is viewed as a highly priced and highly volatile securities market.

    Taiwan has a very Chinese culture and way of life which can affect the commercial systems. For example, business deals very often depend on the personal contact and mutual trust between the two parties involved.

                                      KOREA

    Political volatility has characterized the history of South Korea (referred to as Korea throughout this section) during the past forty years, while at the same time an extraordinary economic boom has occurred. Rigid discipline has been characteristic of the military government under President Park during the 1960s and 1970s, which were the most successful decades in economic terms particularly in the growth of Korea's exports and in the per capita income. It is important to remember how completely the cities and transport system of the southern part of the Korean peninsula had been destroyed in the civil war of the 1950s. The effort of reconstruction was, therefore, enormous. Living standards in the 1960s were extremely low. The threat from North Korea has exerted a continuous military pressure on the South in the past forty years which is probably unique to any country in the world, even including West Germany or Taiwan. Seoul is only 30 kilometers from the demilitarized zone and, therefore, lives in a continuous state of tension and fear of an imminent invasion. This very real threat is also translated into a very high percentage of military spending in the national budget. If Korea is compared with Japan, the Koreans have had to spend ten times more of their national income on defense than the Japanese.


    However, the recent historic meeting between the two presidents of North and South Korea have helped reduce tension to a large extent. Though tentative, this first step is a significant move towards a possible reunification which could take over a decade to accomplish.

    Inflation in Korea has been higher than in Japan or Taiwan. In the 1970s, Korea experienced an annual average inflation rate of nearly 15 percent. Beginning in 1982, however, the tight monetary policy succeeded in bringing this annual consumer price index down to single digits until 1990 when the rate jumped again to 8.6 percent. However, series of economic problems have flooded Korea since 1996. The Korea Won and stocks fell sharply in 1997 and early 1998. These economic difficulties forced Korea to accept International Monetary Fund's rescue package which came in with measures intended to put the economy in better order. As a result, drastic reforms have been introduced into Korea's business practices.


    Since January 1998, a dramatic economic recovery has taken place principally driven by the cyclical recovery in the semiconductor, steel and automobile industries. Sovereign debt and many top tier corporates have recovered to investment grade status with bond yields on 10 year treasuries falling from more than 1000 basis points over U.S. treasuries to less than a 200 basis point spread. Significant restructuring has taken place with the closure or nationalization of major banks and subsequent distressed asset sales by the Korea Asset Management Corporation. While the pace of large-scale corporate restructuring has begun to slow in the latter half of 1999, exciting growth and diversification is likely to continue in the technology and Internet-related fields.


    Korea has posted a spectacular economic recovery in Year 2000 though the risk of a slowing US economy could cause problems to resurface.

                                    THAILAND

    Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. The monarchy plays a key role in maintaining the country's political stability and independence. Nevertheless, since the absolute monarchy was ended in 1932 there have been twenty-one coup d'etats, of which twelve have been successful. Thailand in the 1990s may remain democratic but the King and the army will continue to play a role.


    Thailand has a free and independent peasant population which has, on the whole, enjoyed a higher standard of living than their neighbours and, therefore, the communist movement has never made much headway among the rural people. On the other hand again, Thailand's extraordinary economic growth in the 1980s (averaging 10 percent per annum) has put great strains not only on the urban environment because of traffic jams and pollution, but also on the social and family system. Many rural families have been forced to send their teenage children to the cities to find employment. The contrast of living standards between Bangkok and the north east provinces (an estimated per capital income would be perhaps U.S. $2,000 per annum for the former and less than U.S. $500 per annum for the latter) must eventually create social tensions and potential unrest. Buddhism must also be counted as a major factor of political stability.

    Thailand's economy has been among the fastest growing in the world during the past decade. The take-off really began in 1986-7 with the flood of new foreign investment into the country, largely from Japan and Taiwan. There has been a large shift away from agriculture towards manufacturing. As recently as 1980, 50 percent of Thailand's exports consisted of rice and tapioca and other agricultural products. By 1990, 75 percent of the total volume of exports were manufactured goods, mainly from the newly established assembly plants in Bangkok and the south. This has resulted in large changes in employment and moves of populations.

    It is surprising, considering the very high rate of economic growth that the economy has experienced, that prices, as measured by the consumer price index, have been kept under control. The last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, inflation has been held in single digits and has not exceeded 7 percent. The boom in early 1990s has resulted in over-valued currency, real estates and problems in the banking sector. These have finally hurt the economy of Thailand in 1997 and as a result International Monetary Fund's rescue have been requested. The economic contraction in 1998 was severe but was generally viewed as a healthy one.

    The boom since the early 1990s has resulted in huge imbalances in the country's balance of payments position and has significantly strained its nascent banking system. These pressures finally exploded in July 1997 which led to the devalution of the THB. Help from the International Monetary Fund was sought and arrived in the form of a U.S. $17.2 billion aid package. The economic contraction in 1998 was severe with more than 1 million Thais pushed below the poverty line. Had it not been for the strong performance of its agriculture sector, which employs more than 50% of the country's labour force and is home to 50% of its population, its overlly social stability might have been threatened. From an enviable surplus position for more than a decade, the Government was thrown into a realm of fiscal deficits. As for its financial sector, the ability of the Thai authorities to directly intervene and resuscitate its banking system has been limited due to its relatively democratic political structure compared to its neighbours.

                                    MALAYSIA


    The central dilemma in assessing Malaysia's political risk is the question of who will succeed the Prime Minister Dr. Mahathir. Since the 1969 anti-Chinese riots in Kuala Lumpur the country has been unruffled by any serious inter-racial violence and during this period a great deal has been accomplished in transforming the economy and in transferring the wealth of the country from foreign and Chinese hands into the hands of the bumiputra (or the sons of the soil), which is the dominant Malay majority. The success of this New Economic Policy is unquestioned and has given a great deal of legitimacy to the continued run of the United Malay National Organisation (UMNO) under its successive prime ministers and most recently under Dr. Mahathir Mohammed who has now held power for more than a decade. This economic success has also done much to defuse the threat from the Islamic fundamentalists who have tended to get co-opted into the ruling party. The Chinese community has also done well in economic terms although the political disunity in the Malay Chinese Association (MCA) has left them somewhat leaderless in the political sphere.


    United Malay National Organization (UMNO) the ruling party retained its significant majority in the recent elections. Though Dr. Mahatir was popular, his majority was lower than last time. The only difference was that PAS, a Muslim party won over one more state.

    Malaysia has a kingship which is shared on a five-year revolving basis among the sultans of the various states of the federation. Malaysia's relations with its neighbours are good. Singapore, remains the largest investor in the country. Malaysia, like Singapore, has experienced high growth with low inflation except during the recessions. Since 1987 Malaysia has, however, returned to the path of high growth and low inflation. The change in recent years has also been accompanied by an accelerated shift into manufacturing and away from the old dependence on the plantation sector. This manufacturing growth has been led by investment from Japan and Taiwan and notable national projects such as the Proton car. Malaysia is attempting to move up market into the new product areas such as electronics, car assembly and consumer goods. It has a literate and trainable workforce.

    As manufactured goods assume a larger importance in the composition of exports compared with crude oil, rubber and palm oil, Malaysia's trade position should gradually become steadier. For an investor, Malaysia remains vulnerable to external shocks either in terms of commodity prices or in a fall in export demand in its principal markets. As with other Asian markets, currency and the stock market were severely attacked in late 1997 and 1998. This led to the imposition of capital controls in September 1998, which have been relaxed from February 1999 onwards.

                                    SINGAPORE

    "The silent success", in the words of a Singapore government minister, of this region is based on a high literacy rate and a well-educated and trainable workforce. The investment in human capital has proven to be more important to a lasting economic growth success story than the availability of finance or technology. Singapore is the de facto financial centre of the Association of South East Asian Nations (ASEAN) region. Singapore is a small Chinese island surrounded by a sea of Muslims. Singapore is aiming its investment at Johore in Malaysia and Batam Island in Indonesia. This is the so-called growth triangle.


    One aspect of political risk is the handover of political power from one generation to another. Although Lee Kwan Yew stepped down as Prime Minister in 1990, he continues to wield a large influence and power behind the scenes. The tight control of the media and the suppression of all political opposition or criticism of the government, the People's Action Party or the Prime Minister himself, has also aroused criticism both at home and internationally.

    The Singapore economy has been characterized by the highest degree of government involvement and intervention outside of the socialist world. Nevertheless, the growth rate has been quite impressive, averaging around 7 percent, except during the recessions, and even more impressive has been the tight control of inflation which has remained extremely low at below 3 percent for the past decade. Being a small island state it is very sensitive to developments in its two main neighbours, Indonesia and Malaysia, with their large commodity-based economies. Singapore's foreign reserves held by the Monetary Authority of Singapore (MAS) and the Government Investment Corporation of Singapore (GICS) are estimated to be in around of U.S. $78 billion.


                                    INDONESIA


    Up to early 1998, there were only two rulers of Indonesia since independence was gained from the Dutch in 1948 -- Sukarno and Suharto. However, independence and the 1965 revolution were unusually violent episodes in the life of any country. The stability which Indonesia has enjoyed during the past three decades under Suharto should, therefore, be placed against this background. The regional currency crisis in late 1997 was exacerbated in Indonesia in 1998. Under IMF's insistence, fuel prices were raised significantly which lead to rioting and an overthrow of President Suharto. An interim government under President Habibie took some momentous decisions. To hold elections in Indonesia in a free and fair manner which were a tremendous success. The new president Mr. Wahid leads a coalition, but the establishment may be considered as inexperienced to run a coalition in such a diverse country. However a referendum in East Timor led to a very violent independence.

    The huge Indonesian archipelago has a population of over 200 million. Fundamentalism is on the rise, and politicians with fundamentalist Islamic beliefs and supporters are likely to take a more active role. However, the social question, which one cannot ignore, concerns the role of the minority and non-Muslim peoples in Indonesia, in particular the Chinese community in Java. Although the total Chinese population by most accounts is less than 5 million, or around 3% of the total, approximately 80% of the commerce and much of the capital wealth remains in the hands of this small but tight-knit Chinese community. The Chinese community were the main targets of riots in 1998. Since then, there are signs of a return to normality, but confidence remains brittle.


    Indonesia began the 1980s principally as an oil exporter. During the 1970s it had a high rate of inflation but also a very rapid economic growth on the back of the oil boom. The fall in oil prices in the early 1980s, which became precipitate in the spring of 1986, therefore, forced a review of their priorities. Reducing inflation, diversifying the economy away from oil and maintaining a stable growth in the economy were selected as the main objectives. Inflation was brought from 20%, at the beginning of the decade, to around 6% in 1989-90. However, inflation had again become a problem after the crisis. Economic growth, having fallen to 2.5% in 1985 regained the level of 7.4% by 1990 and averaged at around 6% thereafter until 1997. Economic contraction is however expected in the near future. The rupiah, which had undergone a 30% once-and-for-all evaluation in the autumn of 1985, had stabilized on a "crawling peg" system with an annual devaluation of around 5% until 1997 when it seriously suffered in the Asian currency turmoil. The economic development of the country very much depends on social and political stability and also the new government's commitment to economic reforms.

                                 THE PHILIPPINES


    The question most investors raise is whether the Philippines can produce responsible government and economic planning which would give it a business environment approaching that of its better-governed neighbors. Many observers dismiss this prospect out of hand citing the endemic problems of corruption and political in-fighting. However, there is no doubt that the Philippines possesses enormous natural advantages and it would be wrong to generalize about the whole archipelago of 7,000 islands from the political life of Manila alone. The island of Cebu, for example, has seen a successful economic transformation in the past twenty years. Manufacturing investment has grown and has begun to replace agriculture as a principal source of employment. The Philippines did not experience the same severe economic contraction as some of its neighbours during the Asian economic crisis of 1997-98, due to a better-capitalized banking system and lower corporate indebtedness. However, the quality of political governance has steadily deteriorated since 1997. Corruption in the Philippines appears to be on the rise as former Marcos cronies have regained control over businesses or received valuable governmental posts. While countries such as South Korea and Thailand have focused on reform and transparency, the Philippines currently appears to be regressing. Much will depend on what happens after President Estrada leaves office.

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION
                                             January 1, 2001






                             Eaton Vance Growth Fund

                            The Eaton Vance Building
                   255 State StreetBoston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                        Page                             Page

Strategies and Risks                      2   Sales Charges                12
Investment Restrictions                   4   Performance                  15
Management and Organization               5   Taxes                        16
Investment Advisory and Administrative    8   Portfolio Securities         18
Services                                      Transactions
Other Service Providers                   9   Financial Statements         20
Purchasing and Redeeming Shares          10

Appendix A: Class A Fees, Performance and Ownership    21
Appendix B: Class B Fees, Performance and Ownership    22
Appendix C: Class C Fees, Performance and Ownership    23





This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's prospectus dated January 1, 2001, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

                              STRATEGIES AND RISKS


FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency, or when the receipt in a foreign currency of dividend or interest payments on such a security, is purchased or sold. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.
Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

FUTURES CONTRACTS ON STOCK INDICES. The Portfolio may purchase and sell exchange-traded futures contracts on stock indices and options thereon to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. Such transactions involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on such transactions (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. The Portfolio incurs transaction costs in opening and closing positions in future and options thereon. There can be no assurance that the investment adviser's use of such instruments will be advantageous. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position resulting in a loss. This loss may exceed the amount of the initial investment made or the premium received. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures can vary from the previous day's settlement price. This may prevent the Portfolio from closing out positions and limiting its losses.

The Portfolio may enter into futures contracts (including options on futures contracts) traded on an exchange regulated by the CFTC and on foreign exchanges if the investment adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater then the risks associated with trading on CFTC-regulated exchanges.


To the extent that the Portfolio enters into futures contracts and options thereon traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose the Portfolio to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, held in a segregated account with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to cover or segregated accounts could impede portfolio management or the ability to meet redemption requests or other current obligations.

HIGH YIELD BONDS. The Portfolio may invest up to 5% of net assets in high yield, high risk corporate bonds (commonly referred to as "junk bonds") if the investment adviser believes such bonds offer the potential for capital growth. High yield bonds are considered predominantly speculative because of the credit risk of their issuers. The Portfolio may invest in such bonds regardless of their credit rating.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.


SHORT SALES. The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

TEMPORARY INVESTMENTS. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.


PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. During the fiscal year ended August 31, 2000, the portfolio turnover rate of the Portfolio was 274%, an increase over the turnover rate for the fiscal year ended August 31, 1999. This increase was due in large part to the change in portfolio manager in January, 2000 and an adjustment during the period to the industry weightings of securities held by the Portfolio.

                            INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

  (1) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the Fund or Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

  (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

  (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

  (4)     Underwrite or participate in the marketing of securities of others;


  (5) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);


  (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

  (7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities; or

  (8)     Make  loans  to any  person  except  by (a)  the  acquisition  of debt
          securities  and  making   portfolio   investments  (b)  entering  into
          repurchase agreements or (c) lending portfolio securities.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


The following investment policies have been adopted by the Fund and Portfolio. These policies may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

  (a) make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or


  (b) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, the Fund and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                          MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust and the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).


JESSICA M. BIBLIOWICZ (41), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  787 Seventh Avenue, New York, New York 10019

DONALD R. DWIGHT (69), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (59), President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (65), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November,
2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (70), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  504 Via Almar, Palos Verdes Estates, California 90274

ARIEH COLL (37), Vice President of the Portfolio
Vice President of BMR and Eaton Vance since January 10, 2000. Portfolio manager and investment analyst for Fidelity Investments (1989-1999). Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS E. FAUST, JR. (42), Vice President of the Trust
Executive Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (55), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance or its affiliates.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers.


Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for its Trustees.


The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust and the Portfolio). During the fiscal year ended August 31, 2000, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 1999, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation  Jessica M. Bibliowicz  Donald R. Dwight  Samuel L. Hayes  Norton H. Reamer  Lynn A. Stout
----------------------  ---------------------  ----------------  ---------------  ----------------  -------------
      Trust(2)                $    773           $  1,241           $  1,462          $  1,414       $  1,147
      Portfolio                  1,276              1,179(3)           1,243             1,167          1,262(4)
        Total                  160,000            160,000(5)         170,000           160,000        160,000(6)
Source of Compensation   Jack L. Treynor
----------------------   ---------------
      Trust(2)              $  1,141
      Portfolio                1,293
        Total                170,000

(1) As of January 1, 2001, the Eaton Vance fund complex consists of 146 registered investment companies or series thereof.
(2) The Trust consisted of 5 Funds as of August 31, 2000.
(3) Includes $641 of deferred compensation.
(4) Includes $187 of deferred compensation.
(5) Includes $60,000 of deferred compensation.
(6) Includes $16,000 of deferred compensation.

ORGANIZATION. The Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 and is operated as an open-end management investment company. The Fund (formerly EV Traditional Growth Fund) established 3 classes of shares on September 1, 1997 - Class A shares, Class B shares (formerly EV Marathon Growth Fund) and Class C shares (formerly EV Classic Growth Fund) of Eaton Vance Growth Fund. Information herein prior to such date is for the Fund before it became a multiple-class fund.


The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.


As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


The Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.



                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2000.

                                   Advisory Fee Paid for Fiscal Years Ended
                                   ----------------------------------------
Net Assets
at August 31, 2000            August 31, 2000  August 31, 1999   August 31, 1998
--------------------------    ---------------  ---------------   ---------------
       $183,552,721             $1,144,005       $1,283,177        $1,280,824


The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.


INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV, Eaton Vance and BMR are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR and Eaton Vance are owned by Eaton Vance and EVC, respectively. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each of the Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.



                            OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.


CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, are the independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. PFPC, Inc., P.O. Box 9653, Providence, RI 02904-9653, serves as transfer and dividend disbursing agent for the Fund.


                        PURCHASING AND REDEEMING SHARES


CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's share generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".


In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B and Class C shares, the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                 SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 (the "Code") and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
 Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.


RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). For purposes of calculating the CDSC applicable to investment dealer fund shares acquired in an exchange, the CDSC schedule applicable to the exchanged shares will apply and the purchase of investment dealer fund shares is deemed to have occurred at the time of the original purchase of the exchanged shares, except that the time during which a shareholder holds such investment dealer fund shares will not be credited toward completion of the CDSC period.


TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS

CLASS A SERVICE PLAN. The Trust has in effect a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that the Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. For the service fees paid by Class A shares, see Appendix A.

CLASS B AND CLASS C DISTRIBUTION PLANS. The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. Under the Class B and Class C Plans, investors are permitted to purchase shares through an investment dealer without incurring an initial sales charge and the principal underwriter is permitted to compensate investment dealers in connection therewith. The Fund will pay sales commissions and distribution fees to the principal underwriter under the Class B and Class C Plans only after and as a result of the sale of Class B and Class C shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each Class B share sold and 6.25% of the amount received for each Class C share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class B and Class C pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of Class B and Class C shares and for interest expenses.

For Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers.

For Class C shares, the principal underwriter currently expects to pay to an investment dealer (a) sales commissions (except on exchange transactions and reinvestments) at that time of sale equal to 0.75% of the purchase price of Class C shares sold by such dealers, and (b) monthly sales commissions approximately equivalent to 1/12 of 0.75% of the shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the sales commission paid by the Fund as reimbursement for the sales commissions paid to the investment dealer at the time of sale.

CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B and Class C Plan provides that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B and Class C shares, see Appendix B and C.


In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B and Class C Plans by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B and Class C Plans.


The Class B and Class C Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and C.

Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets (thereby increasing the advisory fee payable to the investment adviser by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Class B and Class C Plans if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B and Class C Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B and Class C shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plans were approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B and Class C Plan will compensate the principal underwriter for its services and expenses in distributing Class B and Class C shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.


                                   PERFORMANCE


Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For total return information, see Appendix A, Appendix B and Appendix C.

Investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices and comparable investments, and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;
  . funding a college education (including its actual and estimated cost); . health care expenses (including actual and projected expenses);
  . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in a particular type of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of the Portfolio at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                     TAXES


Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund so qualified for its fiscal year ended August 31, 2000.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charge on the proceeds from the sales of the investment in such company; however, this tax can be avoided by making an election to mark such investment to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.


The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                       PORTFOLIO SECURITIES TRANSACTIONS


Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on United States stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of BMR be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and BMR's other clients in part for providing brokerage and research services to BMR.


As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places transactions for the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


The Portfolio and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment;
(ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


The following table shows brokerage commissions paid by the Portfolio during the three fiscal years ended August 31, 2000, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to BMR or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

Brokerage Commission Paid                          August 31, 2000  $    767,062
                                                   August 31, 1999  $    184,601
                                                   August 31, 1998  $    237,806
Amount of Transactions Directed to Firms
Providing Research                                 August 31, 2000  $    672,074
Commissions Paid on Transactions Directed to
Firms Providing Research                          August 31, 2000   $552,709,724

The increase in brokerage commissions paid by the Portfolio during the most recent fiscal year resulted from increased purchases and sales of portfolio holdings during the period.

                              FINANCIAL STATEMENTS

The audited financial statements of, and the reports of independent auditors' for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.


HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended August 31, 2000, as previously filed electronically with the SEC (Accession No. 0000912057-00-045957).

                                                                    APPENDIX A

                     CLASS A FEES, PERFORMANCE & Ownership


SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2000, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by the Fund, (5) service fees paid to investment dealers and (6)repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

Total Sales    Sales Charges to     Sales Charges to     Total Service     Service Fees Paid      Repurchase Transaction Fees
Charges Paid  Investment Dealers  Principal Underwriter    Fees Paid     to Investment Dealers   Paid to Principal Underwriter
------------  ------------------  ---------------------  -------------   ---------------------   -----------------------------

   $55,087         $46,649                $8,438             $253,860           $169,385                   $1,227.50

PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. A return would have been lower without subsidies.

                                                                            Total Return Excluding    Total Return Including
                                                                             Maximum Sales Charge      Maximum Sales Charge
 Period Ended                                                               -------------             -------------
August 31, 2000  Investment Date  Initial Value  Value on August 31, 2000  Cumulative   Annualized   Cumulative    Annualized
---------------  ---------------  -------------  ------------------------  ----------   ----------   ----------    ----------
   Ten Years         8/31/90         $942.83            $3,143.30            233.39%      12.80%       214.33%       12.13%
  Five Years         8/31/95         $942.31            $1,914.68            103.19%      15.23%        91.47%       13.87%
   One Year          8/31/99         $942.24            $1,015.17              7.74%       7.74%         1.52%        1.52%


The "Initial Value" reflects the deduction of the maximum initial sales charge.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX B

                     CLASS B FEES, PERFORMANCE & Ownership

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) the service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Distribution Plan.

              Distribution Fee                             Uncovered Distribution                Service Fees
  Sales            Paid to             CDSC Paid to       Charges (as a % of Class   Service       Paid to
Commission  Principal Underwriter  Principal Underwriter         Net Assets)          Fees    Investment Dealers
----------  ---------------------  ---------------------  ------------------------   -------  ------------------
 $39,515          $125,243                $66,000              $168,000 (1.0%)       $37,050       $36,035
             Repurchase Transaction
  Sales           Fees Paid to
Commission   Principal Underwriter
----------  ------------------------
 $39,515             $1,220

PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be lower. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. A return would have been lower without subsidies.

                                                                            Total Return Excluding    Total Return Including
                                                                             Maximum Sales Charge      Maximum Sales Charge
 Period Ended                                                               -------------             -------------
August 31, 2000  Investment Date  Initial Value  Value on August 31, 2000  Cumulative   Annualized   Cumulative    Annualized
---------------  ---------------  -------------  ------------------------  ----------   ----------   ----------    ----------
   Ten Years         8/31/90        $3,175.91           $3,175.91            217.59%      12.25%       217.59%       12.25%
  Five Years         8/31/95        $1,946.02           $1,926.02             94.60%      14.24%        92.60%       14.01%
   One Year          8/31/99        $1,067.38           $1,017.38              6.74%       6.74%         1.74%        1.74%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owners held the amounts of shares indicated below, which were held by investment dealers either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL         12.0%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX C

                     CLASS C FEES, PERFORMANCE & Ownership


DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) the service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Distribution Plan.

              Distribution Fee                             Uncovered Distribution                Service Fees
  Sales            Paid to             CDSC Paid to       Charges (as a % of Class   Service       Paid to
Commission  Principal Underwriter  Principal Underwriter         Net Assets)          Fees    Investment Dealers
----------  ---------------------  ---------------------  ------------------------   -------  ------------------
 $21,219           $21,551                 $293               $430,000 (15.5%)       $7,184         $5,502
             Repurchase Transaction
  Sales           Fees Paid to
Commission   Principal Underwriter
----------  ------------------------
 $21,219              $90


PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be lower. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. A return would have been lower without subsidies.

                                                                            Total Return Excluding    Total Return Including
                                                                             Maximum Sales Charge      Maximum Sales Charge
 Period Ended                                                               -------------             -------------
August 31, 2000  Investment Date  Initial Value  Value on August 31, 2000  Cumulative   Annualized   Cumulative    Annualized
---------------  ---------------  -------------  ------------------------  ----------   ----------   ----------    ----------
   Ten Years         8/31/90        $3,010.16           $3,010.16            201.02%      11.65%       201.02%       11.65%
  Five Years         8/31/95        $1,851.57           $1,851.57             85.16%      13.11%        85.16%       13.11%
   One Year          8/31/99        $1,067.04           $1,057.04              6.70%       6.70%         5.70%        5.70%


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owners held the amounts of shares indicated below, which were held by investment dealers either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL  6.5%

In addition, as of the same date, the following shareholders owned of record the following percentages of this Class of the Fund:


NFSC FBO           Derwyn F. Phillips  Vero Beach, FL             13.8%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 2001


                  EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
                       EATON VANCE INFORMATION AGE FUND

                           The Eaton Vance Building
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265

    This Statement of Additional Information ("SAI") provides general information about the Funds listed above and their corresponding Portfolios. Each Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                                                            Page
    Strategies and Risks ..................................................    1
    Investment Restrictions ...............................................    7
    Management and Organization ...........................................    8
    Investment Advisory and Administrative Services .......................   12
    Other Service Providers ...............................................   15
    Purchasing and Redeeming Shares .......................................   16
    Sales Charges .........................................................   17
    Performance ...........................................................   21
    Taxes .................................................................   22
    Portfolio Security Transactions .......................................   24
    Financial Statements ..................................................   26


Appendices:
    A: Class A Fees, Performance and Ownership ............................  a-1
    B: Class B Fees, Performance and Ownership ............................  b-1
    C: Class C Fees, Performance and Ownership ............................  c-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.


    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED JANUARY 1, 2001, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS

HEALTH SCIENCES PORTFOLIO. Under normal market conditions, the Health Sciences Portfolio will invest at least 65% of its total assets in securities of health sciences companies, including common and preferred stocks; equity interests in partnerships; convertible preferred stocks; and other convertible instruments. Convertible debt instruments generally will be rated below investment grade (i.e., rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's Ratings Group ("S&P")) or, if unrated, determined by OrbiMed to be of equivalent quality. Convertible debt securities so rated are commonly called "junk bonds" and have risks similar to equity securities; they are speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such below investment grade debt securities will not exceed 20% of total assets.

INFORMATION AGE PORTFOLIO. Under normal market conditions, the Information Age Portfolio will invest at least 65% of its total assets in securities of information age companies. Securities eligible for purchase include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. Convertible debt instruments generally will be rated below investment grade (i.e., rated lower than Baa by Moody's or lower than BBB by S&P) or, if unrated, determined by an investment adviser to be of equivalent quality. Convertible debt securities so rated are commonly called "junk bonds" and have risks similar to equity securities; they are speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such below investment grade debt securities will not exceed 20% of total assets.


FOREIGN INVESTMENTS. Investing in securities issued by companies domiciled outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries delayed settlements are customary, which increases the risk of loss.


    Each Portfolio may also invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting and other shareholder rights, and they may be less liquid.


FOREIGN CURRENCY TRANSACTIONS. Because investments in companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries, and because assets of a Portfolio may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. A Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.


EMERGING COMPANIES. The investment risk associated with emerging companies is higher than that normally associated with larger, older companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, in order to sell this type of holding, a Portfolio may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.


CURRENCY SWAPS. A Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If an investment adviser is incorrect in its forecasts of market values and currency exchange rates, a Portfolio's performance will be adversely affected.


    Currency swaps require maintenance of a segregated account described under "Asset Coverage Requirements" below. Each Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.


RESTRICTED SECURITIES. Each Portfolio may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If a Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

    It may be difficult to sell such securities at a price representing their fair value until such time as such securities may by sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when a Portfolio would be permitted to sell. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. Each Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Portfolio's adviser determines that there is an established historical pattern or correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies a Portfolio's exposure to foreign currency exchange rate fluctuations. Each Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.


    Each Portfolio may enter into forward foreign currency exchange contracts in several circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when management of a Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Portfolio's foreign assets.

SPECIAL RISKS ASSOCIATED WITH CURRENCY TRANSACTIONS. Transactions in forward contracts, as well as futures and options on foreign currencies, are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.


    Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forward contracts, futures contracts and options. As a result, the available information on which a Portfolio's trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with securities and other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing a Portfolio from responding to such events in a timely manner.


    Settlements of over-the-counter forward contracts or of the exercise of foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires parties to such contracts to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

    Unlike currency futures contracts and exchange-traded options, options on foreign currencies and forward contracts are not traded on contract markets regulated by the Commodity Futures Trading Commission ("CFTC") or (with the exception of certain foreign currency options) the Securities and Exchange Commission (the "SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers. (Foreign currency options are also traded on the Philadelphia Stock Exchange subject to SEC regulation). In an over-the-counter trading environment, many of the protections associated with transactions on exchanges will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements associated with such option positions. Similarly, there is no limit on the amount of potential losses on forward contracts to which a Portfolio is a party.

    In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contacts, and a Portfolio may be unable to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. This in turn could limit a Portfolio's ability to realize profits or to reduce losses on open positions and could result in greater losses.

    Furthermore, over-the-counter transactions are not backed by the guarantee of an exchange's clearing corporation. A Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue its role as market-maker in a particular currency, thereby restricting a Portfolio's ability to enter into desired hedging transactions. A Portfolio will enter into over-the-counter transactions only with parties whose creditworthiness has been reviewed and found satisfactory by an investment adviser.

    The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the Options Clearing Corporation ("OCC"), which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures for exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

DERIVATIVE INSTRUMENTS. Each Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. A Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. A Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio's initial investment in these instruments. In addition, a Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by a Portfolio. A Portfolio incurs transaction costs in opening and closing positions in derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that a Portfolio's investment adviser's use of derivative instruments will be advantageous to the Portfolio.

    Each Portfolio may enter into futures contracts, and options on futures contracts, traded on an exchange regulated by the CFTC and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts and options on such futures contracts, only if a Portfolio's investment adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

    In order to hedge its current or anticipated portfolio positions, a Portfolio may use futures contracts on securities held in its Portfolio or on securities with characteristics similar to those of the securities held by the Portfolio. If, in the opinion of a Portfolio's investment adviser, there is a sufficient degree of correlation between price trends for the securities held by the Portfolio and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy.


    A Portfolio may purchase call and put options, subject to the Asset Coverage Requirements set forth below. A Portfolio may only write a put option on a security that it intends to acquire for its investment portfolio. Health Sciences Portfolio will not purchase an option on a security if, after such transaction, more than 5% of its net assets, measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested.


    To the extent that a Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against a Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by a Portfolio. Derivative instruments may sometimes increase or leverage a Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. A Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to a Portfolio's 15% limit on illiquid investments. A Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the extent to which the Portfolio may purchase and sell derivative instruments. A Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of its corresponding Fund as a regulated investment company for federal income tax purposes.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell) with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities a Portfolio purchased may be have decreased, the Portfolio could experience a loss. The Portfolios do not expect to invest more than 5% of their respective total assets in repurchase agreements under normal circumstances. At no time will a Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

    When a Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of an adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If a Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

    While an investment adviser does not consider reverse repurchase agreements to involve a traditional borrowing of money, reverse repurchase agreements will be included within the aggregate limitation on "borrowings" contained in the Portfolio's investment restriction (1) set forth below.

LENDING PORTFOLIO SECURITIES. If the relevant investment adviser decides to make securities loans, each of the Portfolios may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The financial condition of the borrower will be monitored by an adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or holding of their consent on a material matter affecting the investment. Securities lending involves administrative expenses, including finders' fees. If an adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 1/3 of a Portfolio's total assets.

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, currency swaps, forward contracts, futures contracts and options (other than options that the Portfolio has purchased) expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligations of a swap will be covered.) Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

CONVERTIBLE SECURITIES. A Portfolio may from time to time invest a portion of its assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock (such as Canadian special warrants) may itself be convertible into or exchangeable for equity securities, or the purchase right may be evidenced by warrants attached to the security or acquired as part of a unit with the security. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.

WARRANTS. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio's investment restrictions).

OTHER INVESTMENT COMPANIES. Each Portfolio reserves the right to invest up to 10% of its total assets in the securities of other investment companies unaffiliated with the Portfolio's adviser that have the characteristics of closed-end investment companies. A Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by a Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

PORTFOLIO TURNOVER. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the Health Sciences Portfolio's annual turnover rate will generally not exceed 100%, while the Information Age Portfolio's annual turnover rate will exceed 100% (excluding, in both cases, turnover of securities having a maturity of one year or less). A 100% turnover rate could occur if all the securities held by a Portfolio are sold and either repurchased or replaced within one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Portfolio. High portfolio turnover may also result in the realization of substantial net short-term capital gains.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

        (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act");

        (2) Purchase any securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

        (3) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

        (4) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

        (5) Underwrite securities of other issuers; or

        (6) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities.

        With respect to the Information Age Fund, the Fund may not:

        (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

        With respect to the Health Sciences Fund, the Fund may not:

        (8) Invest in the securities of any one industry, except the medical research and health care industry (and except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund's total assets would be invested in the securities of such industry.

    Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

    For as long as a feeder fund of Information Age Portfolio has registered shares in Hong Kong (and for so long as Hong Kong requires the following restrictions), the Portfolio may not:


        (i) invest (except as stated below) more than 10% of its net assets in the securities of any one issuer; (ii) purchase (except as stated below) more than 10% of the ordinary shares of any one issuer; (iii) invest more than 15% of net assets in securities which are not listed or quoted on any stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which such securities are regularly traded (a "Market"); (iv) invest more than 15% of net assets in warrants and options for non-hedging purposes; (v) write call options on investments exceeding 25% of its total net asset value in terms of exercise price; (vi) enter into futures contracts on an unhedged basis where the net total aggregate value of contract prices, whether payable by or to the Portfolio under all outstanding futures contracts, together with the aggregate value of holdings under paragraph (vii) below exceeds 20% of the net total asset value; (vii) invest in physical commodities (including gold, silver, platinum or other bullion) and commodity based investments (other than shares in companies engaged in producing, processing or trading in commodities) which value together with the net aggregate value of the holdings described in (v) above, exceeds 20% of the total net asset value; (viii) purchase shares of other investment companies exceeding 10% of net assets. In addition, the investment objective of any investment company in which any Portfolio invests must not be to invest in investments prohibited by this undertaking and where the investment company investment objective is to invest primarily in investments which are restricted by this undertaking, such holdings must not be in contravention of the relevant limitation;
    (ix) borrow more than 25% of its net assets (provided that for the purposes of this paragraph, back to back loans are not to be characterized as borrowings but any reverse repurchase agreement entered into by the Portfolio will constitute a form of leverage and hence, will count towards the 25% borrowing limit); (x) write uncovered options; (xi) invest in real estate (including options, rights or interests therein but excluding shares in real estate companies); (xii) assume, guarantee, endorse or otherwise become directly or contingently liable for, or in connection with, any obligation or indebtedness of any person in respect of borrowed money without the prior written consent of the custodian; (xiii) engage in short sales involving a liability to deliver securities exceeding 10% of its net assets provided that any security sold short must be actively traded on a Market; (xiv) purchase (subject to paragraph (vi) above) an investment with unlimited liability; or (xv) purchase any nil or partly-paid securities unless any call thereon could be met in full out of cash or near cash held by it in the amount of which has not already been taken into account for the purposes of (v) above. Notwithstanding (i) and (ii) above: (i) up to 30% of a Portfolio's total net asset value may be invested in government and public securities of the same issue; and (ii) subject to (i) above, a Portfolio may invest all of its assets in government and other public securities in at least six different issues.

    The Funds and the Portfolios have adopted the following investment policy which may be changed by the Trustees with respect to a Fund without approval by that Fund's shareholders or with respect to the Portfolio without approval of a Fund or its other investors. Each Fund and each Portfolio will not:

        (a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper issued pursuant to Section 4(2) of said Act that the Trustees of the Trust, or their delegate, determine to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board.

    Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of a Fund's or a Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal circumstances the Information Age Fund and Portfolio will maintain at least 65% of its total assets in securities of information age companies and the Health Sciences Fund and Portfolio will maintain at least 65% of its total assets in securities of health science companies and will not invest more than 15% of net assets in illiquid securities. Moreover, each Fund and the Portfolio must always be in compliance with the borrowing policies set forth above.


                         MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust or a Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).


JESSICA M. BIBLIOWICZ (40), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July 1997 to April 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July 1997 to April 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July 1994 to June 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 787 Seventh Avenue, 49th Floor, New York, NY 10019

EDWARD K.Y. CHEN (55), Trustee of Information Age Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company, Asia Satellite Telecommunications Holdings Ltd., and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government from 1992-1997 and Chairman of the Consumer Council from 1991-1997.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong

DONALD R. DWIGHT (69), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

HON. ROBERT LLOYD GEORGE (48), Trustee and Vice President of Information Age Portfolio*
Chairman and Chief Executive Officer of Lloyd George. Chairman and Chief
  Executive Officer of the investment advisers.
Address: 3808 One Exchange Square, Central, Hong Kong

JAMES B. HAWKES (59), President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV). Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (65), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
President, Chairman and Chief Operating Officer, Hellman, Jordan Management
  Co., Inc. (an investment management company) (since November 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November 2000). President, Unicorn Corporation (an investment and financial advisory services company). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (70), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

SAMUEL D. ISALY (55), Vice President of Health Sciences Portfolio
Managing Partner of OrbiMed Advisors, Inc. since 1998; President of Mehta and
  Isaly Asset Management, Inc. from 1989 through 1998; Senior Vice President of S.G. Warburg & Co., Inc. from 1986 through 1989; and President of Gramercy Associates, a health care industry consulting firm, from 1983 through 1986.
Address: OrbiMed Advisors, Inc., 767 3rd Avenue, New York, NY 10017

DUNCAN W. RICHARDSON (43), Vice President of Information Age Portfolio
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (55), Treasurer
Vice President of BMR and Eaton Vance. Officer of various other investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC.
  Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Treasurer and Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

    The Nominating Committee of the Board of Trustees of the Trust and each Portfolio is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.


    Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and of each Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and
(ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolios or investors therein.


    Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and of each Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls of the Trust, the Portfolios and certain of their service providers.


    Trustees of the Information Age Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and the other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolios). Messrs. Chen and Lloyd George are not U.S. residents. It may be difficult to effect service of process within the U.S. or to realize judgments of U.S. courts upon them. It is uncertain whether courts in other countries would entertain original actions against them. During the fiscal year ended August 31, 2000, the noninterested Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios, and for the year ended December 31, 1999, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                                 JESSICA M.       EDWARD        DONALD R.      SAMUEL L.      NORTON H.       LYNN A.      JACK L.
SOURCE OF COMPENSATION           BIBLIOWICZ      K.Y. CHEN       DWIGHT       HAYES, III       REAMER          STOUT       TREYNOR
----------------------           ----------      ---------       ------       ----------       ------          -----       -------
Trust(2)                          $  1,590        $  --         $  2,633       $  2,998       $  2,785       $  2,051      $  2,052
Information Age Portfolio         $   --          $ 5,000       $  2,182(3)    $  2,296       $  2,153       $  2,335(4)   $  2,359
Health Sciences Portfolio         $  2,926        $  --         $  2,717       $  3,189       $  2,931       $  3,179      $  2,884
Trust and Fund Complex            $160,000        $22,062       $160,000(5)    $170,000       $160,000       $160,000(6)   $170,000
------------
(1) As of January 1, 2001, the Eaton Vance fund complex consists of 151 registered investment companies or series thereof.
(2) The Trust consisted of 5 Funds as of August 31, 2000.
(3) Includes deferred compensation of $811.
(4) Includes deferred compensation of $224.
(5) Includes $60,000 of deferred compensation.
(6) Includes $16,000 of deferred compensation.

ORGANIZATION. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 and is operated as an open-end management investment company. The Funds were reorganized as Class A shares (formerly EV Traditional Information Age Fund and EV Traditional Worldwide Health Sciences Fund, Inc.), Class B shares (formerly EV Marathon Information Age Fund and EV Marathon Worldwide Health Sciences Fund) and Class C shares (formerly EV Classic Information Age Fund) of Eaton Vance Growth Trust on September 1, 1997, so information herein prior to such date is for the Funds when they were separate series of the Trust (or a separate corporation) and before they became multiple-class funds. Class C shares of Health Sciences Fund were established January 1, 1998.


    The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolios, may afford the potential for economies of scale for each Fund and may over time result in lower expenses for a Fund.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


    The Information Age Portfolio and Health Sciences Portfolio were organized as trusts under the laws of the state of New York on June 1, 1995 and March 26, 1996, respectively, and intend to be treated as partnerships for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


INVESTMENT ADVISORY SERVICES. The Information Age Portfolio has engaged BMR and Lloyd George as its investment advisers and the Health Sciences Portfolio has engaged OrbiMed as its investment adviser. As investment advisers to the Portfolios, each adviser manages a Portfolio's investments and provides related office facilities and personnel, subject to the supervision of the Board of Trustees of each Portfolio. The investment advisers are also responsible for effecting all security transactions on behalf of the Portfolios, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions.


    Under the investment advisory agreement with the Information Age Portfolio, BMR and Lloyd George are entitled to receive a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                         ANNUAL
     CATEGORY   AVERAGE DAILY NET ASSETS                              ASSET RATE
     --------   ------------------------                              ----------
         1      less than $500 million ............................      0.75%
         2      $500 million but less than $1 billion .............      0.70
         3      $1 billion but less than $1.5 billion .............      0.65
         4      $1.5 billion but less than $2 billion .............      0.60
         5      $2 billion but less than $3 billion ...............      0.55
         6      $3 billion and over ...............................      0.50


    As of August 31, 2000, the Information Age Portfolio had net assets of $334,611,382. For the fiscal years ended August 31, 2000, 1999 and 1998, BMR and Lloyd George earned advisory fees of $1,836,584, $536,139 and $432,808, respectively. Such advisory fee was divided equally between Lloyd George and BMR.

    For a description of the compensation that Health Sciences Portfolio pays OrbiMed, see the prospectus. As of August 31, 2000, the Health Sciences Portfolio had net assets of $962,711,769. For the fiscal years ended August 31, 2000, 1999 and 1998, OrbiMed earned advisory fees of $3,291,038, $1,141,637 and $1,162,878, respectively.


    The performance fee adjustment to the advisory fee is as follows: After 12 months, the basic advisory fee is subject to upward or downward adjustment depending upon whether, and to what extent, the investment performance of the Health Sciences Portfolio differs by at least one percentage point from the record of the Standard & Poor's Index of 500 Common Stocks over the same period. Each percentage point difference is multiplied by a performance adjustment rate of 0.025%. The maximum adjustment plus/minus is 0.25%. One twelfth (1/12) of this adjustment is applied each month to the average daily net assets of the Portfolio over the entire performance period. This adjustment shall be based on a rolling period of up to and including the most recent 36 months. Portfolio performance shall be total return as computed under Rule 482 under the Securities Act of 1933.

    Each Investment Advisory Agreement continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of a Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and
(ii) by the Board of Trustees of a Portfolio or by vote of a majority of the outstanding voting securities of a Portfolio. Each Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of a Portfolio, and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that an investment adviser may render services to others. Each Agreement also provides that an investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    Lloyd George and Messrs. Lloyd George and Edward K.Y. Chen (Trustees of the Information Age Portfolio), are not residents of the United States and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon them, or to realize judgments of courts of the United States predicated upon civil liabilities of Lloyd George and such individuals under the federal securities laws of the United States. The Information Age Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which Lloyd George and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with the Information Age and Health Sciences Funds and administration agreement with the Information Age and Health Sciences Portfolios, Eaton Vance receives a monthly management fee from the Funds and a monthly administration fee from the Portfolios. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

                                                                        ANNUAL
    CATEGORY   AVERAGE DAILY NET ASSETS                               ASSET RATE
    --------   ------------------------                               ----------
       1       less than $500 million ..............................    0.25%
       2       $500 million but less than $1 billion ...............    0.23333
       3       $1 billion but less than $1.5 billion ...............    0.21667
       4       $1.5 billion but less than $2 billion ...............    0.20
       5       $2 billion but less than $3 billion .................    0.18333
       6       $3 billion and over .................................    0.1667


    For the fiscal years ended August 31, 2000, 1999 and 1998, Eaton Vance earned administration fees of $1,038,960, $466,036 and $450,794, respectively, from the Health Sciences Portfolio and $614,327, $181,032 and $144,501, respectively, from the Information Age Portfolio (each equivalent to 0.25% of the Portfolios' average daily net assets for such period).

    As of August 31, 2000, the Information Age Fund had net assets of $257,924,122. For the fiscal years ended August 31, 2000, 1999 and 1998, Eaton Vance earned management fees of $467,877, $153,499 and $121,096, respectively (equivalent to 0.25% of the Fund's average daily net assets for such period).

    As of August 31, 2000, the Health Sciences Fund had net assets of $959,157,254. For the fiscal years ended August 31, 2000, 1999 and 1998, Eaton Vance earned management fees of $1,028,765, $462,162 and $448,888, respectively, (equivalent to 0.25% of the Fund's average daily net assets for such period).

    Eaton Vance's management contract with the Information Age and Health Sciences Funds, and its administration agreement with the Information Age and Health Sciences Portfolios will continue in effect from year to year, so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolios, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Funds or the Portfolios, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Information Age and Health Sciences Funds or the Information Age and Health Sciences Portfolios under such contract or agreement, Eaton Vance will not be liable to the Funds or the Portfolios for any loss incurred. Each agreement was initially approved by the Trustees, including the non-interested Trustees, of the Trust or the Portfolios.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. BMR, Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization," all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.


    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.


    Investment decisions for the Health Sciences Portfolio are made by the portfolio manager, Samuel D. Isaly. Mr. Isaly has been active in international and health care investing throughout his career, beginning at Chase Manhattan Bank in New York in 1968. He studied international economics, mathematics and econometrics at Princeton and the London School of Economics. His company, Gramercy Associates, was the first to develop an integrated worldwide system of analysis on the 100 leading worldwide pharmaceutical companies, with investment recommendations conveyed to 50 leading financial institutions in the United States and Europe beginning in 1982. Gramercy Associates was absorbed into S.G. Warburg & Company Inc. in 1986, where Mr. Isaly became a Senior Vice President. In July of 1989, Mr. Isaly co-founded OrbiMed Advisors, Inc.

    Each investment adviser and each Fund and Portfolio has adopted Codes of Ethics governing securities transactions. Under the Codes, employees of each investment adviser and Eaton Vance may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.


                           OTHER SERVICE PROVIDERS


PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the Funds' principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by that Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary, and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Funds and Portfolios. IBT has the custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolios' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolios. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, are the independent accountants of the Funds and the Portfolios, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. PFPC, Inc., P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Funds.


                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Funds and the Portfolios will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges."

    In connection with employee benefit or other continuous group purchase plans, the Funds may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as decribed below.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B and Class C shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

    The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B and Class C shares, the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plans for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company (or series or class thereof) with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.


    The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service (the "IRS") to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

    If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). For purposes of calculating the CDSC applicable to investment dealer fund shares acquired in an exchange, the CDSC schedule applicable to the exchanged shares will apply and the purchase of investment dealer fund shares is deemed to have occurred at the time of the original purchase of the exchanged shares, except that the time during which a shareholder holds such investment dealer fund shares will not be credited toward completion of the CDSC period.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTION PLANS. The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Class A shares of each Fund pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan for the Information Age Fund provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to shares which have remained outstanding for less than one year, and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to shares which have remained outstanding for more than one year. The Class A Plan for the Health Sciences Fund provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to 0.25% of Class A average daily net assets. The principal underwriter intends to use at least part of such fees from the Health Sciences Fund to compensate investment dealers, including OrbiMed, for personal service rendered to Health Sciences Fund shareholders and/or the maintenance of shareholder accounts. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permissible pursuant to a rule of the National Association of Securities Dealers, Inc. ("NASD").


    The Information Age Fund Class A Plan also provides that Class A will pay a quarterly service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets for any fiscal year which is attributable to Class A shares; from such service fee the principal underwriter expects to pay a quarterly service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers. Service fee payments to investment dealers will be in addition to sales charges on Class A shares which are reallowed to investment dealers. If the Class A Plan is terminated or not continued in effect, the Class has no obligation to reimburse the principal underwriter amounts expended by the principal underwriter in distributing Class A shares. For the service fees paid by Class A shares, see Appendix A.


    The Trust also has in effect compensation-type Distribution Plans (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. The Class B and Class C Plans are designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B and Class C Plans provide that each Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of shares. On each sale of shares (excluding reinvestment of distributions), each Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. For Class C shares, the principal underwriter currently expects to pay to an investment dealer (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such dealer, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the sales commission as reimbursement for the sales commissions paid to investment dealers at the time of sale. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B and Class C Plans provide that each Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B and Class C shares, see Appendix B and Appendix C, respectively.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B and Class C Plans by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B and Class C Plans.


    The Class B and Class C Plans also authorize each Class to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the Class C shares sold by such dealer, and
(b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid by Class B and Class C shares, see Appendix B and Appendix C, respectively.


    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B and Class C Plans if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B or Class C Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.


    The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A, Class B and Class C Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Funds have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.


    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter will compensate the principal underwriter for its services and expenses in distributing shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE


    Average annual total return is determined separately for each Class of a Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and (iv) the deduction of any CDSC at the end of the period. A Fund may also publish total return figures for each class based on reduced sales charges or net asset value. These returns would be lower if the full sales charge was imposed. For information concerning the total return of the Classes of a Fund, see Appendix A, Appendix B and Appendix C.

    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. A Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. In addition, evaluations of a Fund's performance, ratings, or rankings of mutual funds (which include a Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information about the portfolio allocation, turnover, and holdings of a Portfolio may also be included in advertisements and other material furnished to present prospective shareholders. A Fund's performance may differ from that of other investors in its corresponding Portfolio, including other investment companies.

    Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

    Information (including charts and illustrations) relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders. Such information may reflect the change in the net asset value of a hypothetical investment in a Fund over a specified time period and compare it to an inflationary measure, such as the Consumer Price Index (which is computed by the Bureau of Labor Statistics of the U.S. Department of Labor).

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers. This information may be used to illustrate the benefits of long-term investments in common stocks.


    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses);
        - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Trust (or Principal Underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of: foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

    Information used in advertisements for Health Sciences Fund may include information about medical, pharmaceutical and technological developments and innovations, as well as demographical information relating to health care expenditures. Advertisements may also contain historical information on the issuers of health sciences stocks and the performance of such stocks. Information may also be provided about OrbiMed, including descriptions of: its personnel; staffing techniques; evaluation and analysis procedures; and stock selection process.

    The Trust (or principal underwriter) may provide information about Lloyd George, Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund so qualified for its fiscal year ended August 31, 2000.

    Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

    A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and other rules), constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

    Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

    Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charge on the proceeds from the sales of the investment in such company; however, this tax can be avoided by making an election to mark such investment to market annually or treat the passive foreign investment company as a "qualified electing fund".

    If more than 50% of a Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

    A Portfolio's investment in securities issued with original issue discount will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for a Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Portfolio's taking certain positions in connection with ownership of such distressed securities.

    A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

    Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

    Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

    Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions of the Portfolios, including the selection of the market and the broker-dealer firm, are made by an investment adviser. An investment adviser places the portfolio security transactions of a Portfolio and of all other accounts managed by it for execution with many broker-dealer firms. An investment adviser uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the relevant Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, an adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer's services, the value of the brokerage and research services provided, the responsiveness of the broker-dealer to an investment adviser, the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in this and other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by a Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering, the price paid by a Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of an adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolios and an investment adviser's other clients for providing brokerage and research services to an investment adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if an investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which an investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, an investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the investment advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, an investment adviser receives Research Services from many broker-dealer firms with which an adviser places the portfolio transactions of a Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by an investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to an investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because an investment adviser receives such Research Services. An investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    A Portfolio and an adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by an investment adviser or Eaton Vance may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that an investment adviser shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, an investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolios may also be appropriate for other investment accounts managed by an investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, an investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from an investment adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended August 31, 2000, 1999 and 1998, the Information Age Portfolio paid brokerage commissions of $1,184,720, $225,039 and $263,976, respectively, with respect to portfolio transactions. Of these amounts, approximately $805,634, $162,952 and $107,328, respectively, was paid in respect of portfolio security transactions aggregating approximately $665,044,518, $120,766,906 and $115,374,012, respectively, to firms which provided some Research Services to the investment adviser's organization (although many such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal years ended August 31, 2000, 1999 and 1998, the Health Sciences Portfolio paid brokerage commissions of $678,136, $204,916 and $169,807, respectively, with respect to portfolio transactions. Of these amounts, approximately $530,142, $55,589 and $102,541, respectively, was paid in respect of portfolio security transactions aggregating approximately $385,323,150, $102,059,232 and $87,988,254, respectively, to firms which provided some Research Services to the investment adviser's organization (although many firms may have been selected in any particular transaction primarily because of their execution capabilities).

                             FINANCIAL STATEMENTS

    The audited financial statements of the Funds and the Portfolios and the independent accountants' reports for Information Age Fund and Portfolio and Health Sciences Portfolio appear in each Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of each Fund's most recent annual report accompanies this SAI. The independent accountants' report for Health Sciences Fund is attached hereto.

    The Board of Trustees of the Health Sciences Fund approved a 3-for-1 stock split for Class A shares and a 2-for-1 stock split for Class B and Class C shares, effective November 10, 2000. The share and per-share data presented in the financial statements incorporated by reference into this Statement of Additional Information have not been restated for this split. The financial highlights appearing on page 13 of the Prospectus have been so restated and supersede the amounts appearing in the financial statements.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

    Registrant incorporates by reference the audited financial statements for the fiscal year ended August 31, 2000 for the Funds and the Portfolios listed below, all as previously filed electronically with the SEC:

                       Eaton Vance Information Age Fund
                          Information Age Portfolio
                     (Accession No. 0000912057-00-051535)
                  Eaton Vance Worldwide Health Sciences Fund
                     Worldwide Health Sciences Portfolio
                     (Accession No. 0000912057-00-047356)

       EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

                       INDEPENDENT ACCOUNTANTS' REPORT

To the Trustees and Shareholders of
  Eaton Vance Worldwide Health Sciences Fund:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Worldwide Health Sciences Fund (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 1996 were audited by other independent accountants whose report dated September 26, 1996 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 27, 2000, except as to the financial highlights in the prospectus, which is as of November 10, 2000

                                  APPENDIX A

                   CLASS A FEES, PERFORMANCE AND OWNERSHIP

DISTRIBUTION AND SERVICE FEES

    For the fiscal year ended August 31, 2000, the following table shows (1) distribution and/or service fees paid or accrued under the Plan, and (2) fees on Class A shares paid to investment dealers. The fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

                                                               DISTRIBUTION                                      FEES TO
CLASS A                                                            FEES               SERVICE FEES          INVESTMENT DEALERS
-------                                                        ------------           ------------          ------------------
Health Sciences Fund ......................................      $445,119                  N/A                   $222,112
Information Age Fund ......................................       185,469                $53,140                  229,954

PRINCIPAL UNDERWRITER
    The total sales charges paid in connection with sales of Class A shares of Information Age Fund during the fiscal years ended August 31, 2000, 1999 and 1998 were $951,653, $122,695 and $53,833, respectively, of which $128,191,
$18,214 and $7,960, respectively, was received by the principal underwriter. For the fiscal years ended August 31, 2000, 1999 and 1998, investment dealers received $823,462, $104,481 and $45,873, respectively, from the total sales charges.

    The total sales charges paid in connection with sales of Class A shares of Health Sciences Fund during the fiscal years ended August 31, 2000, 1999 and 1998 were $4,166,138, $254,243 and $745,827, respectively, of which $546,349,
$36,383 and $105,245, respectively, was received by the principal underwriter. For the fiscal years ended August 31, 2000, 1999 and 1998, investment dealers received $3,619,789, $217,960 and $640,582, respectively, from the total sales charges.

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 2000, Class A paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows:
Health Sciences Fund -- $6,192.50; and Information Age Fund -- $1,495.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class A shares of Health Sciences Fund for the periods shown in the table. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.

                                        VALUE OF A $1,000 INVESTMENT -- HEALTH SCIENCES FUND

                                                                                   TOTAL RETURN                TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                                 VALUE OF       VALUE OF           SALES CHARGE                SALES CHARGE
          INVESTMENT              INVESTMENT      INITIAL      INVESTMENT    ------------------------    -------------------------
            PERIOD                   DATE       INVESTMENT     ON 8/31/00    CUMULATIVE    ANNUALIZED    CUMULATIVE     ANNUALIZED
------------------------------    ----------    ----------     ----------    ----------    ----------    ----------     ----------
10 Years Ended
8/31/00**                           8/31/90       $942.31      $10,211.85     983.70%        26.91%        921.18%        26.16%
5 Years Ended
8/31/00**                           8/31/95       $942.43      $ 4,054.31     330.20%        33.89%        305.43%        32.31%
1 Year Ended
8/31/00                             8/31/99       $942.40      $ 2,040.55     116.52%       116.52%        104.06%       104.06%

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class A shares of Information Age Fund. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.

                                        VALUE OF A $1,000 INVESTMENT -- INFORMATION AGE FUND


                                                                                   TOTAL RETURN                TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                                 VALUE OF       VALUE OF           SALES CHARGE                SALES CHARGE
          INVESTMENT*             INVESTMENT      INITIAL      INVESTMENT    ------------------------    -------------------------
            PERIOD                   DATE       INVESTMENT     ON 8/31/00    CUMULATIVE    ANNUALIZED    CUMULATIVE     ANNUALIZED
-------------------------------   ----------    ----------     ----------    ----------    ----------    ----------     ----------
Life of the Fund                   9/18/95        $942.51      $2,862.20      203.67%        25.10%        186.22%        23.62%
1 Year Ended
8/31/00**                          8/31/99        $942.39      $1,348.71       43.12%        43.12%         34.87%        34.87%
----------
*Predecessor Fund commenced operations September 18, 1995.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of each Fund. In addition, as of the same date, the following record owners held the amounts of Class A shares indicated below, which were held either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:

HEALTH SCIENCES FUND --      Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL       12.7%
                             Charles Schwab & Co., Inc.                       San Francisco, CA      11.4%
INFORMATION AGE FUND --      Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL       12.6%

    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class A shares as of such date.

                                  APPENDIX B

                   CLASS B FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    For the fiscal year ended August 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter,
(4) uncovered distribution charges under the Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) the service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Plan.

                                                                                       UNCOVERED
                                                DISTRIBUTION         CDSCS            DISTRIBUTION                         SERVICE
                                                FEES PAID TO        PAID TO              CHARGES                           FEES TO
                                   SALES        THE PRINCIPAL    THE PRINCIPAL         (AS A % OF           SERVICE       INVESTMENT
CLASS B                         COMMISSIONS      UNDERWRITER      UNDERWRITER       CLASS NET ASSETS)         FEES         DEALERS
-------                         -----------     -------------    -------------      -----------------       -------        -------
Health Sciences Fund .......    $6,083,722       $1,474,085        $438,000         $9,545,000 (2.3%)       $336,739       $278,006
Information Age Fund .......     2,096,064          851,989         104,000          3,941,000 (2.6%)        210,580        154,155


PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 2000, Class B paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows:
Health Sciences Fund -- $4,880; and Information Age Fund -- $2,837.50.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares of Information Age Fund for the periods shown in each table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                        VALUE OF A $1,000 INVESTMENT -- INFORMATION AGE FUND


                                              VALUE OF          VALUE OF            TOTAL RETURN               TOTAL RETURN
                                             INVESTMENT        INVESTMENT         BEFORE DEDUCTING            AFTER DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING       THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT   INVESTMENT     AMOUNT OF     THE MAXIMUM       THE MAXIMUM    -------------------------    -------------------------
    PERIOD        DATE       INVESTMENT   CDSC ON 8/31/00   CDSC ON 8/31/00  CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
-------------- ----------    ----------   ----------------  ---------------  ----------     ----------    ----------     ----------
Life of
the Fund        9/18/95        $1,000        $2,996.50        $2,976.50        199.65%        24.76%        197.65%        24.60%
1 Year
Ended
8/31/00         8/31/99        $1,000        $1,425.76        $1,375.76         42.58%        42.58%         37.58%        37.58%

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares of Health Sciences Fund. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B sales charge. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                        VALUE OF A $1,000 INVESTMENT -- HEALTH SCIENCES FUND

                                              VALUE OF          VALUE OF            TOTAL RETURN               TOTAL RETURN
                                             INVESTMENT        INVESTMENT         BEFORE DEDUCTING            AFTER DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING       THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT*  INVESTMENT     AMOUNT OF     THE MAXIMUM       THE MAXIMUM    -------------------------    -------------------------
    PERIOD        DATE       INVESTMENT   CDSC ON 8/31/00   CDSC ON 8/31/00  CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
-------------- ----------    ----------   ----------------  ---------------  ----------     ----------    ----------     ----------
10 Years
Ended
8/31/00         8/31/90        $1,000        $10,615.74       $10,615.74       961.57%        26.65%        961.57%        26.65%
5 Years
Ended
8/31/00         8/31/95        $1,000        $ 4,214.12       $ 4,194.12       321.41%        33.33%        319.41%        33.21%
1 YearEnded
8/31/00         8/31/99        $1,000        $ 2,149.29       $ 2,099.29       114.93%       114.93%        109.93%       109.93%
------------
* Predecessor Fund commenced operations September 23, 1996.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of each Fund. In addition, as of the same date, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of the following amounts of Class B shares, which are held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances: Health Sciences Fund -- 20.5%; and Information Age Fund -- 20.7%. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class B shares as of such date.

                                  APPENDIX C

                   CLASS C FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    For the fiscal year ended August 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter,
(4) uncovered distribution charges under the Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) the service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Plan.

                                                                                       UNCOVERED
                                                                                     DISTRIBUTION
                                                DISTRIBUTION         CDSCS             CHARGES                            SERVICE
                                                FEES PAID TO        PAID TO           (AS A % OF                          FEES TO
                                   SALES        THE PRINCIPAL    THE PRINCIPAL        CLASS NET           SERVICE        INVESTMENT
CLASS C                         COMMISSIONS      UNDERWRITER      UNDERWRITER          ASSETS)              FEES           DEALERS
-------                         -----------     -------------    ------------      -----------------      -------        ---------
Health Sciences Fund ......       $92,626         $277,994          $44,000        $7,496,000 (5.8%)       $96,507         $16,734
Information Age Fund ......       $67,183         $187,841          $ 4,000        $1,716,000 (4.2%)       $62,614         $23,280

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 2000, Class C paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows:
Health Sciences Fund -- $940; and Information Age Fund -- $532.50.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class C shares of Information Age Fund. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class C sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                        VALUE OF A $1,000 INVESTMENT -- INFORMATION AGE FUND


                                              VALUE OF
                                             INVESTMENT        VALUE OF        TOTAL RETURN BEFORE           TOTAL RETURN AFTER
                                               BEFORE          INVESTMENT           DEDUCTING                      DEDUCTING
                                              DEDUCTING     AFTER DEDUCTING      THE MAXIMUM CDSC              THE MAXIMUM CDSC
 INVESTMENT*   INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM     ------------------------     -------------------------
    PERIOD        DATE       INVESTMENT   CDSC ON 8/31/00  CDSC ON 8/31/00   CUMULATIVE    ANNUALIZED     CUMULATIVE     ANNUALIZED
-------------  ----------     ---------   ---------------  ----------------  ----------    ----------     ----------     ----------
Life of
the Fund        9/18/95        $1,000        $2,958.97        $2,958.97        195.90%        24.65%        195.90%        24.65%
1 Year
Ended
8/31/00         8/31/99        $1,000        $1,424.19        $1,414.19         42.42%        42.42%         41.42%        41.42%
------------
* Predecessor Fund commenced operations on November 22, 1995.

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class C shares of Health Sciences Fund. Total return for the period prior to January 1, 1998 reflects the total return of Class A, adjusted to reflect the Class C sales charge. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


                                        VALUE OF A $1,000 INVESTMENT -- HEALTH SCIENCES FUND


                                              VALUE OF
                                             INVESTMENT        VALUE OF        TOTAL RETURN BEFORE           TOTAL RETURN AFTER
                                               BEFORE         INVESTMENT           DEDUCTING                      DEDUCTING
                                             DEDUCTING     AFTER DEDUCTING      THE MAXIMUM CDSC              THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM     ------------------------     -------------------------
    PERIOD        DATE       INVESTMENT   CDSC ON 8/31/00  CDSC ON 8/31/00   CUMULATIVE    ANNUALIZED     CUMULATIVE     ANNUALIZED
-------------  ----------     ---------   ---------------  ----------------  ----------    ----------     ----------     ----------
10 Years
Ended
8/31/00         8/31/90        $1,000        $10,681.30       $10,681.30       968.13%        26.73%        968.13%        26.73%
5 Years
Ended
8/31/00         8/31/95        $1,000        $ 4,240.19       $ 4,240.19       324.02%        33.50%        324.02%        33.50%
1 Year
Ended
8/31/00         8/31/99        $1,000        $ 2,149.00       $ 2,139.00       114.90%       114.90%        113.90%       113.90%


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class C shares of each Fund. In addition, as of the same date, the following record owners held the amounts of Class C shares indicated below, which were held either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:

HEALTH SCIENCES FUND --      Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL       18.9%
INFORMATION AGE FUND --      Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL       19.1%

    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class C shares as of such date.

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

  (a)(1) Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (2) Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (3) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, effective October 19, 1998, filed as Exhibit (a)(4) to Post-Effective Amendment No. 73 filed June 30, 1999 and incorporated herein by reference.

  (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (2) Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

  (c)        Reference is  made to Item 23(a) and 23(b) above.

  (d)        Not applicable

  (e)(1) Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(1) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January
            25, 1999 and incorporated herein by reference.

  (h)(1) Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

  (h)(2)(a) Amended Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management with attached schedules (including Amended Schedule A dated April 1, 1997) filed as Exhibit (9)(a) to Post-Effective Amendment No. 66 filed January 16, 1997 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated April 1, 1997 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (3)(a) Transfer Agency Agreement dated January 1, 1998 filed as Exhibit
            (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and incorporated herein by reference.

       (b) Amendment to the Transfer Agency Agreement dated October 18, 1999 filed as Exhibit (h)(2)(b) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000723) filed December 20, 1999 and incorporated herein by reference.

  (i)(1) Opinion of Internal Counsel filed as Exhibit (i) to Post-Effective Amendment No. 71 filed October 30, 1998 and incorporated herein by reference.

     (2)    Consent of Internal Counsel filed herewith.

  (j)(1) Consent of Independent Auditors for Eaton Vance Asian Small Companies Fund filed herewith.

     (2) Consent of Independent Auditors for Eaton Vance Greater China Growth Fund filed herewith.

     (3) Consent of Independent Accountants for Eaton Vance Growth Fund filed herewith.

     (4) Consent of Independent Accountants for Eaton Vance Information Age Fund filed herewith.

     (5) Consent of Independent Accountants for Eaton Vance Worldwide Health Sciences Fund filed herewith.

  (k)        Not applicable

  (l)        Not applicable

  (m)(1) Eaton Vance Growth Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
            (15)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (2) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.

     (3) Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (4) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

  (n)       Not applicable

  (o) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 68 and incorporated herein by reference.

  (p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised November 6, 2000, filed herewith.

     (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 and incorporated herein by reference.

     (3) Code of Ethics adopted by OrbiMed Advisors Inc. effective September 1, 2000 filed as Exhibit (p)(3) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 and incorporated herein by reference.

  (q)(1) Power of Attorney for Eaton Vance Growth Trust dated April 22, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (2) Power of Attorney for Eaton Vance Growth Trust dated November 16, 1998 filed as Exhibit (p)(2) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.

     (3) Power of Attorney for Growth Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (4) Power of Attorney for Growth Portfolio dated November 16, 1998 filed as Exhibit (p)(4) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.
 .

     (5) Power of Attorney for Information Age Portfolio dated February 14, 1997 filed as Exhibit (17)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (6) Power of Attorney for Information Age Portfolio dated November 16, 1998 filed as Exhibit (p)(6) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.

     (7) Power of Attorney for Asian Small Companies Portfolio dated February 14, 1997 filed as Exhibit (17)(d) to Post-Effective Amendment No. 67 filed March 27, 1997 and incorporated herein by reference.

     (8) Power of Attorney for Asian Small Companies Portfolio dated November 16, 1998 filed as Exhibit (p)(8) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.

     (9) Power of Attorney for Greater China Growth Portfolio dated February 14, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 67 filed March 27, 1997 and incorporated herein by reference.

     (10) Power of Attorney for Worldwide Health Sciences Portfolio filed as Exhibit (17)(f) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (11) Power of Attorney for Worldwide Health Sciences Portfolio dated November 16, 1998 filed as Exhibit (p)(11) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), BMR (File No. 801-43127), Lloyd George (Bermuda) (File No. 801-40889), Lloyd George (Hong Kong) (File No. 801-40890) and Orbimed (File No. 801-34429) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

 Eaton Vance Advisers Senior             Eaton Vance Municipals Trust II
   Floating-Rate Fund
 Eaton Vance Growth Trust                Eaton Vance Mutual Funds Trust
 Eaton Vance Income Fund of Boston       Eaton Vance Prime Rate Reserves
 Eaton Vance Institutional Senior        Eaton Vance Special Investment Trust
   Floating-Rate Fund
 Eaton Vance Investment Trust            EV Classic Senior Floating-Rate Fund
 Eaton Vance Municipals Trust



     (b)

         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------       ----------------------------    ----------------------


  Albert F. Barbaro              Vice President                     None
      Ira Baron                  Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo              Vice President                     None
                                  and Treasurer
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     Ellen Duffy                 Vice President                     None
   Alan R. Dynner          Vice President, Secretary              Secretary
                                  and Clerk
 Richard A. Finelli              Vice President                     None
     Kelly Flynn                 Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director     President and Trustee
   Perry D. Hooker               Vice President                     None
     Steve Jones                 Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
     Tim McEwan                  Vice President                     None
 Joseph T. McMenamin             Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
  Enrique M. Pineda              Vice President                     None
     Matt Raynor                 Vice President                     None
 F. Anthony Robinson             Vice President                     None
   Frances Rogell                Vice President                     None
    Jay S. Rosoff                Vice President                     None
  Stephen M. Rudman              Vice President                     None
   Kevin Schrader                Vice President                     None
  Teresa A. Sheehan              Vice President                     None

  Lawrence Sinsimer           Senior Vice President                 None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
     Peter Sykes                 Vice President                     None
   David M. Thill                Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
     Sue Wilder                  Vice President                     None

------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research, Lloyd George Investment Management (Bermuda) Limited and OrbiMed Advisors Inc.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 20, 2000.

                            EATON VANCE GROWTH TRUST


                            By: /s/  James B. Hawkes
                                ----------------------
                                James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on December 20, 2000.

      SIGNATURE                                 TITLE
      ---------                                 -----



/s/ James B. Hawkes
-------------------        President (Chief Executive Officer) and Trustee
James B. Hawkes


/s/ James L. O'Connor
---------------------   Treasurer (Principal Financial and Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor

*By:  /s/  Alan R. Dynner
     -----------------------------------
            Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Asian Small Companies Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                 ASIAN SMALL COMPANIES PORTFOLIO


                                 By:  HON. ROBERT LLOYD GEORGE*
                                      ---------------------------
                                 Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2000.

      SIGNATURE                                   TITLE
      ---------                                   -----

                                 President(Chief Executive Officer) and Trustee
Hon. Robert Lloyd George*
-------------------------
Hon. Robert Lloyd George


/s/ James L. O'Connor            Treasurer (and Principal Financial and
-------------------------        Accounting Officer)
James L. O'Connor


Hon. Edward K.Y. Chen*
----------------------                        Trustee
Hon. Edward K.Y. Chen


Donald R. Dwight*
-----------------                             Trustee
Donald R. Dwight

/s/ James B. Hawkes
-------------------                           Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                         Trustee
Samuel L. Hayes

Norton H. Reamer*
-----------------                             Trustee
Norton H. Reamer


Jack L. Treynor*
----------------                              Trustee
Jack L. Treynor

*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Greater China Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                               GREATER CHINA GROWTH PORTFOLIO


                               By:  HON. ROBERT LLOYD GEORGE*
                                    ---- ------ ----- ------- ----
                                    Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2000.


      SIGNATURE                                 TITLE
      ---------                                 -----

Hon. Robert Lloyd George*          President (Chief Executive Officer) and
-------------------------                      Trustee
Hon. Robert Lloyd George


/s/ James L. O'Connor              Treasurer (Principal Financial and
------------------------                   Accounting Officer)
James L. O'Connor


Hon. Edward K.Y. Chen*
-----------------------                        Trustee
Hon. Edward K.Y. Chen


Donald R. Dwight*
-----------------------                        Trustee
Donald R. Dwight


/s/ James B. Hawkes
-----------------------                        Trustee
James B. Hawkes


Samuel L. Hayes, III*
-----------------------                        Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------------                        Trustee
Norton H. Reamer


*By:  /s/  Alan R. Dynner
      -----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                               GROWTH PORTFOLIO


                               By:  /s/ JAMES B. HAWKES
                                    -----------------------------
                                    James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2000.


      SIGNATURE                                 TITLE
      ---------                                 -----



/s/ James B. Hawkes
--------------------       President (Chief Executive Officer) and Trustee
James B. Hawkes


/s/ James L. O'Connor      Treasurer (Principal Financial and
--------------------                     Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
----------------------                         Trustee
Donald R. Dwight

Samuel L. Hayes, III*
----------------------                         Trustee
Samuel L. Hayes


Norton H. Reamer*
---------------------                          Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                          Trustee
Lynn A. Stout


Jack L. Treynor*
----------------------                         Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Information Age Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                               INFORMATION AGE PORTFOLIO


                               By:  /s/ JAMES B. HAWKES
                                    ---------------------------------
                                    James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2000.

      SIGNATURE                                 TITLE
      ---------                                 -----

 /s/ James B. Hawkes
---------------------     President (Chief Executive Officer) and Trustee
James B. Hawkes


/s/ James L. O'Connor     Treasurer (Principal Financial and Accounting Officer)
---------------------
James L. O'Connor


Hon. Edward K.Y. Chen*
----------------------                         Trustee
Hon. Edward K.Y. Chen

Donald R. Dwight*
----------------------                         Trustee
Donald R. Dwight


Hon. Robert Lloyd George *
----------------------                         Trustee
Hon. Robert Lloyd George


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
---------------------                          Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                          Trustee
Lynn A. Stout


Jack L. Treynor*
---------------------                          Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Worldwide Health Sciences Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                               WORLDWIDE HEALTH SCIENCES PORTFOLIO


                               By:  /s/ JAMES B. HAWKES
                                    ------------------------------
                                    James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2000.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ James B. Hawkes
-----------------------    President (Chief Executive Officer) and Trustee
James B. Hawkes

/s/ James L. O'Connor     Treasurer (Principal Financial and Accounting Officer)
-----------------------
James L. O'Connor


Jessica M. Bibliowicz*
-----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------------                         Trustee
Donald R. Dwight


Samuel L. Hayes, III*
-----------------------                         Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------------                         Trustee
Norton H. Reamer


Lynn A. Stout*
----------------------                          Trustee
Lynn A. Stout


Jack L. Treynor*
----------------------                          Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (i)(2)       Consent of Internal Counsel to Opinion

  (j)(1) Consent of Independent Auditors for Eaton Vance Asian Small Companies Fund

     (2)       Consent of Independent Auditors for Eaton Vance Greater China
               Growth Fund

     (3)       Consent of Independent Accountants for Eaton Vance Growth Fund

     (4)       Consent of Independent Accountants for Eaton Vance Information
               Age Fund

     (5) Consent of Independent Accountants for Eaton Vance Worldwide Health Sciences Fund

  (p)(1)       Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised November 6, 2000